UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2004

Date of reporting period:  September 30, 2004


ITEM 1.  REPORTS TO STOCKHOLDERS.


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Tax-Exempt Income
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AllianceBernstein [LOGO](SM)
Investment Research and Management


AllianceBernstein Municipal Income Fund II


Annual Report -- September 30, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "Proxy voting policies" link or "Proxy voting records" link on the left side of the page), or go to the Securities and Exchange Commission's, (The "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

Beginning in February 2005, the Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q will also be able to be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

November 22, 2004

Annual Report

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the "Portfolios") for the annual reporting period ended September 30, 2004.

Investment Objectives and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

Investment Results

The tables on pages 5-13 show performance for each Portfolio compared to their benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended September 30, 2004. For the 12-month period ended September 30, 2004, all of the AllianceBernstein Municipal Income Fund II Portfolios' Class A shares, with the exception of the Minnesota Portfolio, outperformed the benchmark, which represents the municipal market and posted a positive return of 4.60%. A description of each Portfolio's relative performance versus the benchmark for the 12-month period ended September 30, 2004 follows.

Arizona Portfolio-The Arizona Portfolio's stronger relative performance was largely the result of security selection in the special tax, pre-refunded, insured and health care sectors. In addition, the Portfolio benefited from its investments in bonds maturing in 15-20 years and lower-rated securities.

Florida Portfolio-The Florida Portfolio's stronger relative performance was largely the result of security selection in the special tax, hospital, insured and general obligation sectors. In addition, the Portfolio benefited from its investment in bonds maturing in 15-20 years and lower-rated securities.

Massachusetts Portfolio-The Massachusetts Portfolio's stronger relative performance was largely the result of security selection in the pre-refunded, special tax and general obligation sectors. In addition, the Portfolio benefited from its investment in bonds maturing in 15-20 years and lower-rated securities.

Michigan Portfolio-The Michigan Portfolio's stronger relative performance was largely the result of security selection in the special tax, pre-refunded and general obligation sectors. The Portfolio's relative weight in the hospital and pre-refunded sectors also contributed to positive relative performance. In addition, the Portfolio benefited from its investment position in lower-rated obligations.

Minnesota Portfolio-The Minnesota Portfolio's relative underperformance compared to the benchmark was largely the result of security selection in the insured, hospital, tobacco settlement and general obligation sectors. The Portfolio's relative weight in the pre-refunded and hospital sectors contributed positively to performance.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 1


New Jersey Portfolio-The New Jersey Portfolio's stronger relative performance was largely the result of being overweight in the pre-refunded, hospital and industrial revenue bond sectors. The impact of security selection was approximately neutral.

Ohio Portfolio-The Ohio Portfolio's stronger relative performance was largely the result of its relative weight in the industrial revenue bond, pre-refunded and hospital sectors. The Portfolio benefited from security selection in the general obligation, insured and special tax sectors. In addition, the Portfolio benefited from its investment position in lower-rated obligations. Security selection in the industrial revenue bond and housing sectors detracted from performance.

Pennsylvania Portfolio-The Pennsylvania Portfolio's stronger relative performance was largely the result of its relative weight in the pre-refunded, hospital and industrial revenue bond sectors. Security selection in the insured, housing and industrial revenue bond sectors detracted from performance while security selection in the special tax and tobacco settlement sectors contributed to positive relative performance. In addition, the Portfolio benefited from its investment position in lower-rated obligations.

Virginia Portfolio-The Virginia Portfolio's stronger relative performance was largely the result of being overweight in the pre-refunded and industrial revenue bond sectors. In addition, the Portfolio benefited from its investment position in lower-rated obligations. The impact of security selection was approximately neutral.

Market Review and Investment Strategy

From September 30, 2003 to September 30, 2004, long-term municipal bond yields declined and short-term municipal bond yields rose. For example, yields for bonds maturing in 20 years declined by 0.15% and yields for 5-year bonds rose 0.51%. Institutional investors generated strong demand for bonds maturing in 20 years. Short maturity bond yields generally rose as investors anticipated a stronger economy and likely tighter monetary policy by the U.S. Federal Reserve. During the period under review, the long municipal bond market outperformed the taxable bond market. For example, the LB Municipal Index gained 4.60% during the 12-month reporting period ended September 30, 2004 while the LB U.S. Aggregate Index, representing taxable bonds, generated a return of 3.68% over the same period. The Treasury bond component of the LB U.S. Aggregate Index posted an even lower return of 2.55%. As of September 30, 2004, 30-year municipal bonds were yielding approximately 96% of comparable maturity Treasury bonds.

The low rate environment has resulted in continued strong demand for lower-rated bonds that carry higher yields. Bonds in sectors with generally lower credit profiles again led the market in


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


performance; the industrial development and hospital sub-sectors of the LB Municipal Index, for example, generated returns of 9.40% and 6.74%, respectively. Several states, notably California, showed improved credit fundamentals compared to the beginning of 2004 and, as a result, their bonds outperformed the general market.

In Memory

It is with sadness that we announce the passing of Clifford L. Michel, a member of the Board of Directors of AllianceBernstein Municipal Income Fund II. Mr. Michel served the interests of the Fund's shareholders for the last 11 years. His hard work, dedication and contributions to the Fund will be greatly missed.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 3


                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


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4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Historical Performance
-------------------------------------------------------------------------------

ARIZONA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
Arizona Portfolio
   Class A                                               2.38%         6.64%
-------------------------------------------------------------------------------
   Class B                                               2.01%         5.98%
-------------------------------------------------------------------------------
   Class C                                               2.01%         5.98%
-------------------------------------------------------------------------------
LB Municipal Index                                       1.43%         4.60%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/94 TO 9/30/04


Arizona Portfolio Class A at NAV: $19,427

Arizona Portfolio Class A at Offering: $18,601

LB Municipal Index: $19,251


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                           Arizona Portfolio
                          Class A at Offering        LB Municipal Index
-------------------------------------------------------------------------------
        9/30/94                 $  9,575                 $ 10,000
        9/30/95                 $ 10,682                 $ 11,118
        9/30/96                 $ 11,414                 $ 11,790
        9/30/97                 $ 12,614                 $ 12,853
        9/30/98                 $ 13,828                 $ 13,972
        9/30/99                 $ 13,775                 $ 13,875
        9/30/00                 $ 14,629                 $ 14,731
        9/30/01                 $ 15,882                 $ 16,263
        9/30/02                 $ 17,043                 $ 17,715
        9/30/03                 $ 17,443                 $ 18,404
        9/30/04                 $ 18,601                 $ 19,251


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Arizona Portfolio Class A shares (from 9/30/94 to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 4.
(Historical Performance continued on next page)


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ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 5


                                                         Historical Performance
-------------------------------------------------------------------------------

FLORIDA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
Florida Portfolio
   Class A                                               1.76%         5.78%
-------------------------------------------------------------------------------
   Class B                                               1.31%         4.96%
-------------------------------------------------------------------------------
   Class C                                               1.31%         4.96%
-------------------------------------------------------------------------------
LB Municipal Index                                       1.43%         4.60%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/94 TO 9/30/04


Florida Portfolio Class A at NAV: $19,708

Florida Portfolio Class A at Offering: $18,870

LB Municipal Index: $19,251


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                            Florida Portfolio
                          Class A at Offering       LB Municipal Index
-------------------------------------------------------------------------------
        9/30/94                 $  9,575                 $ 10,000
        9/30/95                 $ 10,958                 $ 11,118
        9/30/96                 $ 11,776                 $ 11,790
        9/30/97                 $ 12,969                 $ 12,853
        9/30/98                 $ 14,132                 $ 13,972
        9/30/99                 $ 13,937                 $ 13,875
        9/30/00                 $ 14,654                 $ 14,731
        9/30/01                 $ 16,075                 $ 16,263
        9/30/02                 $ 17,229                 $ 17,715
        9/30/03                 $ 17,839                 $ 18,404
        9/30/04                 $ 18,870                 $ 19,251


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Florida Portfolio Class A shares (from 9/30/94 to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 4.
(Historical Performance continued on next page)


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6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Historical Performance
-------------------------------------------------------------------------------

MASSACHUSETTS PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
Massachusetts Portfolio
   Class A                                               2.18%         6.13%
-------------------------------------------------------------------------------
   Class B                                               1.83%         5.38%
-------------------------------------------------------------------------------
   Class C                                               1.83%         5.38%
-------------------------------------------------------------------------------
LB Municipal Index                                       1.43%         4.60%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/94 TO 9/30/04


Massachusetts Portfolio Class A at NAV: $19,239

Massachusetts Portfolio Class A at Offering: $18,422

LB Municipal Index: $19,251


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                        Massachusetts Portfolio
                          Class A at Offering       LB Municipal Index
-------------------------------------------------------------------------------
        9/30/94                 $  9,575                 $ 10,000
        9/30/95                 $ 10,551                 $ 11,118
        9/30/96                 $ 11,633                 $ 11,790
        9/30/97                 $ 12,929                 $ 12,853
        9/30/98                 $ 14,117                 $ 13,972
        9/30/99                 $ 13,942                 $ 13,875
        9/30/00                 $ 14,625                 $ 14,731
        9/30/01                 $ 16,076                 $ 16,263
        9/30/02                 $ 16,951                 $ 17,715
        9/30/03                 $ 17,358                 $ 18,404
        9/30/04                 $ 18,422                 $ 19,251


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Massachusetts Portfolio Class A shares (from 9/30/94 to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 7


                                                         Historical Performance
-------------------------------------------------------------------------------

MICHIGAN PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
Michigan Portfolio
   Class A                                               1.67%         5.65%
-------------------------------------------------------------------------------
   Class B                                               1.31%         4.91%
-------------------------------------------------------------------------------
   Class C                                               1.31%         4.91%
-------------------------------------------------------------------------------
LB Municipal Index                                       1.43%         4.60%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/94 TO 9/30/04


Michigan Portfolio Class A at NAV: $20,433

Michigan Portfolio Class A at Offering: $19,565

LB Municipal Index: $19,251


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                           Michigan Portfolio
                          Class A at Offering      LB Municipal Index
-------------------------------------------------------------------------------
        9/30/94                 $  9,575                 $ 10,000
        9/30/95                 $ 10,954                 $ 11,118
        9/30/96                 $ 11,781                 $ 11,790
        9/30/97                 $ 13,083                 $ 12,853
        9/30/98                 $ 14,270                 $ 13,972
        9/30/99                 $ 14,275                 $ 13,875
        9/30/00                 $ 15,191                 $ 14,731
        9/30/01                 $ 16,727                 $ 16,263
        9/30/02                 $ 18,038                 $ 17,715
        9/30/03                 $ 18,518                 $ 18,404
        9/30/04                 $ 19,565                 $ 19,251


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Michigan Portfolio Class A shares (from 9/30/94 to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Historical Performance
-------------------------------------------------------------------------------

MINNESOTA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
Minnesota Portfolio
   Class A                                               0.91%         4.41%
-------------------------------------------------------------------------------
   Class B                                               0.56%         3.68%
-------------------------------------------------------------------------------
   Class C                                               0.56%         3.68%
-------------------------------------------------------------------------------
LB Municipal Index                                       1.43%         4.60%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/94 TO 9/30/04


Minnesota Portfolio Class A at NAV: $18,587

Minnesota Portfolio Class A at Offering: $17,797

LB Municipal Index: $19,251


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                          Minnesota Portfolio
                          Class A at Offering       LB Municipal Index
-------------------------------------------------------------------------------
        9/30/94                 $  9,575                 $ 10,000
        9/30/95                 $ 10,496                 $ 11,118
        9/30/96                 $ 11,227                 $ 11,790
        9/30/97                 $ 12,341                 $ 12,853
        9/30/98                 $ 13,321                 $ 13,972
        9/30/99                 $ 13,257                 $ 13,875
        9/30/00                 $ 14,069                 $ 14,731
        9/30/01                 $ 15,397                 $ 16,263
        9/30/02                 $ 16,541                 $ 17,715
        9/30/03                 $ 17,045                 $ 18,404
        9/30/04                 $ 17,797                 $ 19,251


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Minnesota Portfolio Class A shares (from 9/30/94 to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 9


                                                         Historical Performance
-------------------------------------------------------------------------------

NEW JERSEY PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
New Jersey Portfolio
   Class A                                               1.09%         5.05%
-------------------------------------------------------------------------------
   Class B                                               0.83%         4.41%
-------------------------------------------------------------------------------
   Class C                                               0.73%         4.30%
-------------------------------------------------------------------------------
LB Municipal Index                                       1.43%         4.60%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/94 TO 9/30/04


New Jersey Portfolio Class A at NAV: $18,164

New Jersey Portfolio Class A at Offering: $17,392

LB Municipal Index: $19,251


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


           New Jersey Portfolio
           Class A at Offering       LB Municipal Index
-------------------------------------------------------
9/30/94        $  9,575                   $ 10,000
9/30/95        $ 10,811                   $ 11,118
9/30/96        $ 11,523                   $ 11,790
9/30/97        $ 12,676                   $ 12,853
9/30/98        $ 13,736                   $ 13,972
9/30/99        $ 13,696                   $ 13,875
9/30/00        $ 14,429                   $ 14,731
9/30/01        $ 15,486                   $ 16,263
9/30/02        $ 16,168                   $ 17,715
9/30/03        $ 16,556                   $ 18,404
9/30/04        $ 17,392                   $ 19,251


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II New Jersey Portfolio Class A shares (from 9/30/94 to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Historical Performance
-------------------------------------------------------------------------------

OHIO PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
Ohio Portfolio
   Class A                                               1.54%         5.02%
-------------------------------------------------------------------------------
   Class B                                               1.19%         4.30%
-------------------------------------------------------------------------------
   Class C                                               1.19%         4.19%
-------------------------------------------------------------------------------
LB Municipal Index                                       1.43%         4.60%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/94 TO 9/30/04


Ohio Portfolio Class A at NAV: $18,842

Ohio Portfolio Class A at Offering: $18,041

LB Municipal Index: $19,251


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                             Ohio Portfolio
                          Class A at Offering       LB Municipal Index
-------------------------------------------------------------------------------
        9/30/94                 $  9,575                 $ 10,000
        9/30/95                 $ 10,689                 $ 11,118
        9/30/96                 $ 11,409                 $ 11,790
        9/30/97                 $ 12,732                 $ 12,853
        9/30/98                 $ 13,789                 $ 13,972
        9/30/99                 $ 13,693                 $ 13,875
        9/30/00                 $ 14,320                 $ 14,731
        9/30/01                 $ 15,471                 $ 16,263
        9/30/02                 $ 16,330                 $ 17,715
        9/30/03                 $ 17,179                 $ 18,404
        9/30/04                 $ 18,041                 $ 19,251


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Ohio Portfolio Class A shares (from 9/30/94 to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 11


                                                         Historical Performance
-------------------------------------------------------------------------------

PENNSYLVANIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
Pennsylvania Portfolio
   Class A                                               1.13%         5.06%
-------------------------------------------------------------------------------
   Class B                                               0.77%         4.32%
-------------------------------------------------------------------------------
   Class C                                               0.77%         4.32%
-------------------------------------------------------------------------------
LB Municipal Index                                       1.43%         4.60%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/94 TO 9/30/04


Pennsylvania Portfolio Class A at NAV: $19,317

Pennsylvania Portfolio Class A at Offering: $18,496

LB Municipal Index: $19,251


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                         Pennsylvania Portfolio
                          Class A at Offering       LB Municipal Index
-------------------------------------------------------------------------------
        9/30/94                 $  9,575                 $ 10,000
        9/30/95                 $ 10,679                 $ 11,118
        9/30/96                 $ 11,553                 $ 11,790
        9/30/97                 $ 12,806                 $ 12,853
        9/30/98                 $ 13,923                 $ 13,972
        9/30/99                 $ 13,584                 $ 13,875
        9/30/00                 $ 14,317                 $ 14,731
        9/30/01                 $ 15,907                 $ 16,263
        9/30/02                 $ 16,997                 $ 17,715
        9/30/03                 $ 17,605                 $ 18,404
        9/30/04                 $ 18,496                 $ 19,251


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Pennsylvania Portfolio Class A shares (from 9/30/94 to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Historical Performance
-------------------------------------------------------------------------------

VIRGINIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2004                       6 Months     12 Months
-------------------------------------------------------------------------------
Virginia Portfolio
   Class A                                               1.75%         5.04%
-------------------------------------------------------------------------------
   Class B                                               1.40%         4.32%
-------------------------------------------------------------------------------
   Class C                                               1.30%         4.23%
-------------------------------------------------------------------------------
LB Municipal Index                                       1.43%         4.60%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
9/30/94 TO 9/30/04


Virginia Portfolio Class A at NAV: $19,964

Virginia Portfolio Class A at Offering: $19,115

LB Municipal Index: $19,251


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                           Virginia Portfolio
                          Class A at Offering       LB Municipal Index
-------------------------------------------------------------------------------
        9/30/94                 $  9,575                 $ 10,000
        9/30/95                 $ 10,768                 $ 11,118
        9/30/96                 $ 11,780                 $ 11,790
        9/30/97                 $ 13,114                 $ 12,853
        9/30/98                 $ 14,379                 $ 13,972
        9/30/99                 $ 14,223                 $ 13,875
        9/30/00                 $ 15,063                 $ 14,731
        9/30/01                 $ 16,166                 $ 16,263
        9/30/02                 $ 17,388                 $ 17,715
        9/30/03                 $ 18,198                 $ 18,404
        9/30/04                 $ 19,115                 $ 19,251


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund II Virginia Portfolio Class A shares (from 9/30/94 to 9/30/04) as compared to the performance of the Portfolio's benchmark.


See Historical Performance and Benchmark disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 13


                                                         Historical Performance
-------------------------------------------------------------------------------

ARIZONA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                            NAV Returns        SEC Returns
Class A Shares
1 Year                          6.64%              2.09%
5 Years                         6.19%              5.27%
10 Years                        6.85%              6.39%
SEC Yield*                      4.06%
Taxable Equivalent Yield**      7.49%

Class B Shares
1 Year                          5.98%              2.98%
5 Years                         5.47%              5.47%
10 Years(a)                     6.41%              6.41%
SEC Yield*                      3.55%
Taxable Equivalent Yield**      6.35%

Class C Shares
1 Year                          5.98%              4.98%
5 Years                         5.47%              5.47%
10 Years                        6.12%              6.12%
SEC Yield*                      3.56%
Taxable Equivalent Yield**      6.35%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                             2.09%
5 Years                                            5.27%
10 Years                                           6.39%

Class B Shares
1 Year                                             2.98%
5 Years                                            5.47%
10 Years(a)                                        6.41%

Class C Shares
1 Year                                             4.98%
5 Years                                            5.47%
10 Years                                           6.12%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Historical Performance
-------------------------------------------------------------------------------

FLORIDA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.78%              1.30%
5 Years                         6.25%              5.32%
10 Years                        7.02%              6.56%
SEC Yield*                      3.95%
Taxable Equivalent Yield**      7.37%

Class B Shares
1 Year                          4.96%              1.96%
5 Years                         5.49%              5.49%
10 Years(a)                     6.56%              6.56%
SEC Yield*                      3.43%
Taxable Equivalent Yield**      6.32%

Class C Shares
1 Year                          4.96%              3.96%
5 Years                         5.49%              5.49%
10 Years                        6.25%              6.25%
SEC Yield*                      3.43%
Taxable Equivalent Yield**      6.32%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                             1.30%
5 Years                                            5.32%
10 Years                                           6.56%

Class B Shares
1 Year                                             1.96%
5 Years                                            5.49%
10 Years(a)                                        6.56%

Class C Shares
1 Year                                             3.96%
5 Years                                            5.49%
10 Years                                           6.25%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 15


                                                         Historical Performance
-------------------------------------------------------------------------------

MASSACHUSETTS PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                            NAV Returns        SEC Returns
Class A Shares
1 Year                          6.13%              1.61%
5 Years                         5.73%              4.82%
10 Years                        6.76%              6.30%
SEC Yield*                      3.75%
Taxable Equivalent Yield**      7.37%

Class B Shares
1 Year                          5.38%              2.38%
5 Years                         5.00%              5.00%
10 Years(a)                     6.33%              6.33%
SEC Yield*                      3.22%
Taxable Equivalent Yield**      6.25%

Class C Shares
1 Year                          5.38%              4.38%
5 Years                         5.00%              5.00%
10 Years                        6.03%              6.03%
SEC Yield*                      3.22%
Taxable Equivalent Yield**      6.25%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                             1.61%
5 Years                                            4.82%
10 Years                                           6.30%

Class B Shares
1 Year                                             2.38%
5 Years                                            5.00%
10 Years(a)                                        6.33%

Class C Shares
1 Year                                             4.38%
5 Years                                            5.00%
10 Years                                           6.03%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Historical Performance
-------------------------------------------------------------------------------

MICHIGAN PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.65%              1.20%
5 Years                         6.51%              5.58%
10 Years                        7.40%              6.93%
SEC Yield*                      3.90%
Taxable Equivalent Yield**      7.26%

Class B Shares
1 Year                          4.91%              1.91%
5 Years                         5.77%              5.77%
10 Years(a)                     6.95%              6.95%
SEC Yield*                      3.43%
Taxable Equivalent Yield**      6.14%

Class C Shares
1 Year                          4.91%              3.91%
5 Years                         5.77%              5.77%
10 Years                        6.66%              6.66%
SEC Yield*                      3.39%
Taxable Equivalent Yield**      6.14%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                             1.20%
5 Years                                            5.58%
10 Years                                           6.93%

Class B Shares
1 Year                                             1.91%
5 Years                                            5.77%
10 Years(a)                                        6.95%

Class C Shares
1 Year                                             3.91%
5 Years                                            5.77%
10 Years                                           6.66%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 17


                                                         Historical Performance
-------------------------------------------------------------------------------

MINNESOTA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          4.41%             -0.02%
5 Years                         6.07%              5.15%
10 Years                        6.39%              5.93%
SEC Yield*                      3.79%
Taxable Equivalent Yield**      7.07%

Class B Shares
1 Year                          3.68%              0.68%
5 Years                         5.33%              5.33%
10 Years(a)                     5.94%              5.94%
SEC Yield*                      3.26%
Taxable Equivalent Yield**      5.90%

Class C Shares
1 Year                          3.68%              2.68%
5 Years                         5.35%              5.35%
10 Years                        5.64%              5.64%
SEC Yield*                      3.25%
Taxable Equivalent Yield**      5.89%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                            -0.02%
5 Years                                            5.15%
10 Years                                           5.93%

Class B Shares
1 Year                                             0.68%
5 Years                                            5.33%
10 Years(a)                                        5.94%

Class C Shares
1 Year                                             2.68%
5 Years                                            5.35%
10 Years                                           5.64%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Historical Performance
-------------------------------------------------------------------------------

NEW JERSEY PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.05%              0.64%
5 Years                         4.89%              3.98%
10 Years                        6.15%              5.69%
SEC Yield*                      3.72%
Taxable Equivalent Yield**      7.34%

Class B Shares
1 Year                          4.41%              1.41%
5 Years                         4.16%              4.16%
10 Years(a)                     5.68%              5.68%
SEC Yield*                      3.18%
Taxable Equivalent Yield**      6.21%

Class C Shares
1 Year                          4.30%              3.30%
5 Years                         4.16%              4.16%
10 Years                        5.39%              5.39%
SEC Yield*                      3.18%
Taxable Equivalent Yield**      6.21%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                             0.64%
5 Years                                            3.98%
10 Years                                           5.69%

Class B Shares
1 Year                                             1.41%
5 Years                                            4.16%
10 Years(a)                                        5.68%

Class C Shares
1 Year                                             3.30%
5 Years                                            4.16%
10 Years                                           5.39%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 19


                                                         Historical Performance
-------------------------------------------------------------------------------

OHIO PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.02%              0.52%
5 Years                         5.67%              4.75%
10 Years                        6.54%              6.08%
SEC Yield*                      3.07%
Taxable Equivalent Yield**      6.82%

Class B Shares
1 Year                          4.30%              1.30%
5 Years                         4.92%              4.92%
10 Years(a)                     6.07%              6.07%
SEC Yield*                      2.52%
Taxable Equivalent Yield**      5.67%

Class C Shares
1 Year                          4.19%              3.19%
5 Years                         4.92%              4.92%
10 Years                        5.78%              5.78%
SEC Yield*                      2.52%
Taxable Equivalent Yield**      5.67%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                             0.52%
5 Years                                            4.75%
10 Years                                           6.08%

Class B Shares
1 Year                                             1.30%
5 Years                                            4.92%
10 Years(a)                                        6.07%

Class C Shares
1 Year                                             3.19%
5 Years                                            4.92%
10 Years                                           5.78%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Historical Performance
-------------------------------------------------------------------------------

PENNSYLVANIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.06%              0.63%
5 Years                         6.36%              5.44%
10 Years                        6.80%              6.34%
SEC Yield*                      3.59%
Taxable Equivalent Yield**      6.72%

Class B Shares
1 Year                          4.32%              1.32%
5 Years                         5.62%              5.62%
10 Years(a)                     6.34%              6.34%
SEC Yield*                      3.06%
Taxable Equivalent Yield**      5.62%

Class C Shares
1 Year                          4.32%              3.32%
5 Years                         5.62%              5.62%
10 Years                        6.05%              6.05%
SEC Yield*                      3.05%
Taxable Equivalent Yield**      5.62%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                             0.63%
5 Years                                            5.44%
10 Years                                           6.34%

Class B Shares
1 Year                                             1.32%
5 Years                                            5.62%
10 Years(a)                                        6.34%

Class C Shares
1 Year                                             3.32%
5 Years                                            5.62%
10 Years                                           6.05%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.
(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 21


                                                         Historical Performance
-------------------------------------------------------------------------------

VIRGINIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                          5.04%              0.55%
5 Years                         6.09%              5.17%
10 Years                        7.16%              6.69%
SEC Yield*                      3.98%
Taxable Equivalent Yield**      7.69%

Class B Shares
1 Year                          4.32%              1.32%
5 Years                         5.36%              5.36%
10 Years(a)                     6.72%              6.72%
SEC Yield*                      3.47%
Taxable Equivalent Yield**      6.58%

Class C Shares
1 Year                          4.23%              3.23%
5 Years                         5.34%              5.34%
10 Years                        6.40%              6.40%
SEC Yield*                      3.48%
Taxable Equivalent Yield**      6.58%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                             0.55%
5 Years                                            5.17%
10 Years                                           6.69%

Class B Shares
1 Year                                             1.32%
5 Years                                            5.36%
10 Years(a)                                        6.72%

Class C Shares
1 Year                                             3.23%
5 Years                                            5.34%
10 Years                                           6.40%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2004.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 4.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


Arizona Portfolio

                                                         Ending
                                      Beginning   Account Value   Expenses Paid
                                  Account Value    September 30,         During
                                  April 1, 2004            2004         Period*
-------------------------------------------------------------------------------
Class A
Actual                                   $1,000       $1,023.77           $3.95
Hypothetical
  (5% return before expenses)            $1,000       $1,021.10           $3.94
-------------------------------------------------------------------------------
Class B
Actual                                   $1,000       $1,020.11           $7.47
Hypothetical
  (5% return before expenses)            $1,000       $1,017.60           $7.47
-------------------------------------------------------------------------------
Class C
Actual                                   $1,000       $1,020.11           $7.47
Hypothetical
  (5% return before expenses)            $1,000       $1,017.60           $7.47
-------------------------------------------------------------------------------


(Fund Expenses continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 23


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES
(continued from previous page)


Florida Portfolio
                                                         Ending
                                      Beginning   Account Value   Expenses Paid
                                  Account Value    September 30,         During
                                  April 1, 2004            2004         Period*
-------------------------------------------------------------------------------
Class A
Actual                                   $1,000       $1,017.59           $3.93
Hypothetical
  (5% return before expenses)            $1,000       $1,021.10           $3.94
-------------------------------------------------------------------------------
Class B
Actual                                   $1,000       $1,014.10           $7.45
Hypothetical
  (5% return before expenses)            $1,000       $1,017.60           $7.47
-------------------------------------------------------------------------------
Class C
Actual                                   $1,000       $1,013.11           $7.47
Hypothetical
  (5% return before expenses)            $1,000       $1,017.60           $7.49
-------------------------------------------------------------------------------


Massachusetts Portfolio
                                                         Ending
                                      Beginning   Account Value   Expenses Paid
                                  Account Value    September 30,         During
                                  April 1, 2004            2004         Period*
-------------------------------------------------------------------------------
Class A
Actual                                   $1,000       $1,022.78           $4.15
Hypothetical
  (5% return before expenses)            $1,000       $1,020.90           $4.14
-------------------------------------------------------------------------------
Class B
Actual                                   $1,000       $1,019.18           $7.67
Hypothetical
  (5% return before expenses)            $1,000       $1,017.40           $7.67
-------------------------------------------------------------------------------
Class C
Actual                                   $1,000       $1,019.18           $7.67
Hypothetical
  (5% return before expenses)            $1,000       $1,017.40           $7.67
-------------------------------------------------------------------------------


Michigan Portfolio
                                                         Ending
                                      Beginning   Account Value   Expenses Paid
                                  Account Value    September 30,         During
                                  April 1, 2004            2004         Period*
-------------------------------------------------------------------------------
Class A
Actual                                   $1,000       $1,016.65           $5.24
Hypothetical
  (5% return before expenses)            $1,000       $1,019.85           $5.25
-------------------------------------------------------------------------------
Class B
Actual                                   $1,000       $1,013.05           $8.71
Hypothetical
  (5% return before expenses)            $1,000       $1,016.39           $8.72
-------------------------------------------------------------------------------
Class C
Actual                                   $1,000       $1,013.05           $8.76
Hypothetical
  (5% return before expenses)            $1,000       $1,016.34           $8.77
-------------------------------------------------------------------------------


(Fund Expenses continued on next page)


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES
(continued from previous page)


Minnesota Portfolio
                                                         Ending
                                      Beginning   Account Value   Expenses Paid
                                  Account Value    September 30,         During
                                  April 1, 2004            2004         Period*
-------------------------------------------------------------------------------
Class A
Actual                                   $1,000       $1,009.13           $4.52
Hypothetical
  (5% return before expenses)            $1,000       $1,020.56           $4.55
-------------------------------------------------------------------------------
Class B
Actual                                   $1,000       $1,005.57           $8.02
Hypothetical
  (5% return before expenses)            $1,000       $1,017.05           $8.07
-------------------------------------------------------------------------------
Class C
Actual                                   $1,000       $1,005.55           $8.02
Hypothetical
  (5% return before expenses)            $1,000       $1,017.05           $8.07
-------------------------------------------------------------------------------


New Jersey Portfolio
                                                         Ending
                                      Beginning   Account Value   Expenses Paid
                                  Account Value    September 30,         During
                                  April 1, 2004            2004         Period*
-------------------------------------------------------------------------------
Class A
Actual                                   $1,000       $1,011.92           $4.38
Hypothetical
  (5% return before expenses)            $1,000       $1,020.65           $4.39
-------------------------------------------------------------------------------
Class B
Actual                                   $1,000       $1,008.34           $7.88
Hypothetical
  (5% return before expenses)            $1,000       $1,017.15           $7.92
-------------------------------------------------------------------------------
Class C
Actual                                   $1,000       $1,007.34           $7.88
Hypothetical
  (5% return before expenses)            $1,000       $1,017.15           $7.92
-------------------------------------------------------------------------------


Ohio Portfolio
                                                         Ending
                                      Beginning   Account Value   Expenses Paid
                                  Account Value    September 30,         During
                                  April 1, 2004            2004         Period*
-------------------------------------------------------------------------------
Class A
Actual                                   $1,000       $1,015.41           $4.28
Hypothetical
  (5% return before expenses)            $1,000       $1,020.75           $4.31
-------------------------------------------------------------------------------
Class B
Actual                                   $1,000       $1,011.89           $7.80
Hypothetical
  (5% return before expenses)            $1,000       $1,017.25           $7.82
-------------------------------------------------------------------------------
Class C
Actual                                   $1,000       $1,011.89           $7.80
Hypothetical
  (5% return before expenses)            $1,000       $1,017.25           $7.82
-------------------------------------------------------------------------------


(Fund Expenses continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 25


                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES
(continued from previous page)


Pennsylvania Portfolio
                                                         Ending
                                      Beginning   Account Value   Expenses Paid
                                  Account Value    September 30,         During
                                  April 1, 2004            2004         Period*
-------------------------------------------------------------------------------
Class A
Actual                                   $1,000       $1,011.30           $4.78
Hypothetical
  (5% return before expenses)            $1,000       $1,020.25           $4.81
-------------------------------------------------------------------------------
Class B
Actual                                   $1,000       $1,007.71           $8.28
Hypothetical
  (5% return before expenses)            $1,000       $1,016.75           $8.32
-------------------------------------------------------------------------------
Class C
Actual                                   $1,000       $1,007.71           $8.28
Hypothetical
  (5% return before expenses)            $1,000       $1,016.75           $8.32
-------------------------------------------------------------------------------


Virginia Portfolio
                                                         Ending
                                      Beginning   Account Value   Expenses Paid
                                  Account Value    September 30,         During
                                  April 1, 2004            2004         Period*
-------------------------------------------------------------------------------
Class A
Actual                                   $1,000       $1,017.49           $3.63
Hypothetical
  (5% return before expenses)            $1,000       $1,021.40           $3.64
-------------------------------------------------------------------------------
Class B
Actual                                   $1,000       $1,013.97           $7.15
Hypothetical
  (5% return before expenses)            $1,000       $1,017.90           $7.16
-------------------------------------------------------------------------------
Class C
Actual                                   $1,000       $1,013.04           $7.15
Hypothetical
  (5% return before expenses)            $1,000       $1,017.90           $7.16
-------------------------------------------------------------------------------


* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

                                               Annualized Expense Ratio
                                      -----------------------------------------
                                       Class A         Class B         Class C
-------------------------------------------------------------------------------
Arizona Portfolio                       0.78%           1.48%           1.48%
Florida Portfolio                       0.78%           1.48%           1.48%
Massachusetts Portfolio                 0.82%           1.52%           1.52%
Michigan Portfolio                      1.04%           1.73%           1.74%
Minnesota Portfolio                     0.90%           1.60%           1.60%
New Jersey Portfolio                    0.87%           1.57%           1.57%
Ohio Portfolio                          0.85%           1.55%           1.55%
Pennslyvania Portfolio                  0.95%           1.65%           1.65%
Virginia Portfolio                      0.72%           1.42%           1.42%
-------------------------------------------------------------------------------

_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                            Bond Rating Summary
-------------------------------------------------------------------------------

BOND RATING SUMMARY*
September 30, 2004


ARIZONA PORTFOLIO
     58.7%   AAA
      5.8%   AA
      7.9%   A                     [PIE CHART OMITTED]
     15.1%   BBB
     12.5%   BB


FLORIDA PORTFOLIO
     51.5%   AAA
     11.3%   AA
     15.3%   A                     [PIE CHART OMITTED]
      8.9%   BBB
     13.0%   BB


MASSACHUSETTS PORTFOLIO
     52.0%   AAA
     21.2%   AA
      6.6%   A                     [PIE CHART OMITTED]
     15.7%   BBB
      4.5%   BB



* All data is as of September 30, 2004. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 27


                                                            Bond Rating Summary
-------------------------------------------------------------------------------

BOND RATING SUMMARY*
September 30, 2004


MICHIGAN PORTFOLIO
     52.8%   AAA
     18.3%   AA
      9.7%   A                     [PIE CHART OMITTED]
      9.0%   BBB
     10.2%   BB


MINNESOTA PORTFOLIO
     58.4%   AAA
     10.5%   AA
     18.9%   A                     [PIE CHART OMITTED]
      6.2%   BBB
      6.0%   BB


NEW JERSEY PORTFOLIO
     55.2%   AAA
     10.0%   AA
     21.8%   A                     [PIE CHART OMITTED]
      8.5%   BBB
      4.3%   BB
      0.2%   B


* All data is as of September 30, 2004. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                            Bond Rating Summary
-------------------------------------------------------------------------------

BOND RATING SUMMARY*
September 30, 2004


OHIO PORTFOLIO
     54.9%   AAA
      5.7%   AA
     21.9%   A                     [PIE CHART OMITTED]
     11.8%   BBB
      4.6%   BB
      1.1%   B


PENNSYLVANIA PORTFOLIO
     43.6%   AAA
     17.6%   AA
     13.1%   A                     [PIE CHART OMITTED]
     19.0%   BBB
      6.7%   BB


VIRGINIA PORTFOLIO
     37.5%   AAA
     25.9%   AA
     17.0%   A                     [PIE CHART OMITTED]
      6.6%   BBB
     12.8%   BB
      0.2%   B


* All data is as of September 30, 2004. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 29


                                   Arizona Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-99.0%

Long-Term Municipal Bonds-98.4%
Arizona-79.4%
Arizona Cap Facs Fin Corp Student
  Hsg Rev
  (Arizona St Univ Proj) Ser 00
  6.25%, 9/01/32                                      $ 2,000     $   2,080,440
Arizona School Brd Fac Rev
  Ser 01
  5.00%, 7/01/19                                        6,730         7,180,843
Arizona School Facs Brd Rev
  AMBAC Ser 04
  9.704%, 7/01/16(a)                                    5,000         6,866,600
Arizona State Trans Brd Hwy Rev
  Ser 04B
  5.00%, 7/01/24                                        4,000         4,189,640
Arizona Student Loan Auth
  (Student Loan Rev)
  Ser 99B-1 AMT
  5.90%, 5/01/24                                        1,500         1,584,060
Estrella Mtn Ranch Cmnty Fac Dist
  (Desert Village)
  7.375%, 7/01/27                                       2,000         2,045,200
Estrella Mtn Ranch Cmnty Fac Dist
  (Golf Village) Ser 01A
  7.875%, 7/01/25                                       7,346         7,979,446
Gilbert Utility Rev
  (Municipal Prop Corp) Ser 01
  6.40%, 4/01/16                                        1,350         1,350,000
Glendale IDA Ed Fac
  (Midwestern Univ) Ser 01A
  5.875%, 5/15/31                                       3,770         3,979,084
Glendale IDA Ed Fac
  (Midwestern Univ) CONNIE LEE
  Ser 96A
  6.00%, 5/15/26                                          475           508,013
Goodyear Cmnty Fac Dist
  (Palm Valley) Ser 96C
  7.25%, 7/01/16                                        3,729         3,927,830
Goodyear IDA Water & Sewer Rev
  (Litchfield Pk Svc Proj) Ser 99 AMT
  5.95%, 10/01/23                                       3,160         3,243,266
Hassayampa Cmnty Fac Dist
  Ser 96
  7.75%, 7/01/21                                        5,605         5,931,659


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                   Arizona Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Hassayampa Cmnty Fac Dist #2
  (Forest Ridge Estates) Ser 00
  7.50%, 7/01/24                                     $    855     $     942,278
Maricopa Cnty MFHR
  (Syl-Mar Apts Proj) GNMA Ser 01 AMT
  6.10%, 4/20/36                                        2,470         2,664,167
Maricopa Cnty MFHR
  (Tierra Antigua Proj)
  AMBAC Ser 01A-1 AMT
  5.40%, 6/01/34                                        2,765         2,825,636
Maricopa Cnty SFMR
  (Mortgage Rev)
  GNMA/FNMA/FHLMC AMT
  Ser 00-1C
  6.25%, 12/01/30                                         485           495,932
  Ser 01
  5.63%, 3/01/33                                        1,655         1,695,647
  Ser 02-B1
  6.20%, 3/01/34                                        1,435         1,566,790
Mesa Cnty IDA Health Fac
  (Discovery Hlth Sys) MBIA Ser 99A
  5.75%, 1/01/25                                       15,000        16,220,850
Mohave Cnty IDA MFHR
  (Chris & Silver Ridge) GNMA Ser 96
  6.375%, 11/01/31                                        295           315,007
Northern Arizona University Ctfs Partn
  (Northern Arizona University
  Research Projs)
  AMBAC Ser 04
  5.125%, 9/01/21- 9/01/24                              7,140         7,685,561
Phoenix Hlth Facs Auth Hosp Rev
  (Children's Hospital) Ser 02A
  6.00%, 2/15/32                                        6,700         6,152,811
Phoenix IDA SFMR
  (Mortgage Rev) GNMA Ser 02A-1 AMT
  5.75%, 9/01/33                                          640           657,549
Pima Cnty IDA MFHR
  (La Hacienda) GNMA Ser 99
  7.00%, 12/20/31                                       1,290         1,401,830
Pima Cnty IDA SFMR
  (Mortgage Rev) GNMA/FNMA AMT
  Ser 99B-1
  6.10%, 5/01/31                                          315           328,255
  Ser 01A-1
  5.35%, 11/01/24                                         265           270,279
Pinal Cnty Prop Corp.
  AMBAC Ser 01
  5.125%, 6/01/21                                       1,000         1,069,130


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 31


                                   Arizona Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Pronghorn Ranch Cmnty Fac Dist
  Ser 01
  7.00%, 7/15/27                                      $ 2,000     $   2,075,060
Scottsdale IDA Hosp Rev
  (Scottsdale Healthcare) Ser 01
  5.80%, 12/01/31                                       2,700         2,795,715
Show Low Assessment Dist #6
  (Torreon) ACA Ser 00
  6.00%, 1/01/18                                          975         1,052,142
Stoneridge Cmnty Fac Dist
  Ser 01
  6.75%, 7/15/26                                        4,500         4,706,910
Sundance Cmnty Fac Dist
  Ser 02
  7.75%, 7/01/22                                        2,950         2,995,194
Tolleson IDA MFHR
  (Copper Cove) GNMA Ser 01A AMT
  5.50%, 11/20/41                                       5,825         6,011,575
Tucson & Pima Hsg Fin Auth SFMR
  (Mortgage Rev) GNMA/FNMA AMT
  Ser 01
  6.35%, 1/01/34                                        2,985         3,121,504
  Ser 02A
  5.50%, 1/01/35                                          995         1,015,358
Tucson Airport Auth Rev
  AMBAC Ser 01 AMT
  5.35%, 6/01/31                                        6,475         6,678,509
Tucson Arizona COP
  MBIA Ser 04A
  5.00%, 7/01/23-7/01/24                                6,100         6,408,538
Tucson Higher Ed
  (University Arizona) AMBAC Ser 02A
  5.00%, 7/15/32                                        1,000         1,018,030
University AZ Ctfs Partn
  AMBAC Ser 03
  8.496%, 6/01/15(a)                                    4,020         5,020,498
Village at Litchfield Park Cmnty Fac Dist
  (Litchfield Pk Svc Proj) Ser 01
  6.375%, 7/15/26                                       3,250         3,352,050
Vistancia Cmnty Fac Dist Ser 02
  6.75%, 7/15/22                                        2,000         2,045,720
Yavapai Cnty Hosp Rev
  (Regional Medical Center) RADIAN
  Ser 03A
  5.25%, 8/01/21                                        4,000         4,229,120
                                                                  -------------
                                                                    147,683,726
                                                                  -------------
California-3.2%
California State GO
  AMBAC
  5.00%, 2/01/33                                        1,615         1,645,201


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                   Arizona Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
California State GO
  5.00%, 2/01/33                                      $ 2,405     $   2,423,229
  5.25%, 4/01/27                                        1,750         1,820,805
                                                                  -------------
                                                                      5,889,235
                                                                  -------------
Florida-1.2%
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,000         1,069,680
Fiddler's Creek Cmnty Dev Dist
  Ser 99B
  5.80%, 5/01/21                                        1,145         1,149,111
                                                                  -------------
                                                                      2,218,791
                                                                  -------------
Puerto Rico-12.5%
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22(b)                                     8,000         8,619,600
Puerto Rico GO
  FGIC Ser 02A
  5.00%, 7/01/32                                        5,000         5,630,650
Puerto Rico Hsg Fin Corp SFMR
  (Mortgage Rev) GNMA, Ser 98A AMT
  5.20%, 12/01/32                                       3,700         3,760,088
Puerto Rico Hwy & Trans Auth Rev
  FSA Ser 02D
  5.00%, 7/01/32                                        3,400         3,496,628
Puerto Rico Ind Fin Auth Hlth Fac
  (Ascension Health) Ser 00A
  6.125%, 11/15/30                                      1,500         1,673,340
                                                                  -------------
                                                                     23,180,306
                                                                  -------------
Rhode Island-0.4%
Rhode Island Tobacco Settlement Rev
  Ser 02A
  6.125%, 6/01/32                                       1,000           897,880
                                                                  -------------
Texas-1.0%
Texas Turnpike Auth Rev
  AMBAC Ser 02A
  5.50%, 8/15/39                                        1,750         1,860,110
                                                                  -------------
Virgin Islands-0.7%
Virgin Islands Pub Fin Auth Rev
  ACA Ser 03
  5.00%, 10/01/31                                       1,250         1,249,400
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $175,513,570)                                               182,979,448
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 33


                                   Arizona Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Short-Term Municipal Notes(c)-0.6%
South Carolina-0.3%
Florence Cnty Solid Waste
  (Roche Caroliina Inc.) Ser 98
  1.81%, 4/01/28                                      $   500     $     500,000
                                                                  -------------
Texas-0.3%
Gulf Coast Waste Disp Auth PCR
  (Amoco Oil Co. Proj) Ser 94 AMT
  1.79%, 6/01/24                                          550           550,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $1,050,000)                                                   1,050,000
                                                                  -------------
Total Investments-99.0%
  (cost $176,563,570)                                               184,029,448
Other assets less liabilities-1.0%                                    1,927,759
                                                                  -------------
Net Assets-100%                                                   $ 185,957,207
                                                                  =============


INTEREST RATE SWAP CONTRACTS (see Note D)



                                                       Rate Type
                                            -------------------------------
                   Notional                   Payments          Payment
    Swap            Amount    Termination      made by        received by      Unrealized
Counterparty        (000)         date      the Portfolio    the Portfolio    Appreciation
---------------  -----------  ------------  --------------  ---------------  --------------
  JP Morgan        $ 4,020      11/18/04        1.297%            BMA*          $ 1,412

                                                                85.10% of
Merrill Lynch       11,100       2/03/06         BMA*        1 month LIBOR+      35,855



*  BMA  (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)


See footnote summary on page 76.

See Glossary of Terms on page 76.

See notes to financial statements.


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                   Florida Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.0%

Long-Term Municipal Bonds-96.7%
Florida-88.4%
Beacon Tradeport Cmnty Dev Dist
  Ser 02B
  7.25%, 5/01/33                                      $ 1,770     $   1,869,315
Bonnet Creek Resort Cmnty Dev Dist
  Ser 02
  7.25%, 5/01/18                                        2,000         2,107,720
Capital Trust Agy Arpt Fac
  (Cargo Acq Grp) Ser 02 AMT
  6.25%, 1/01/19                                          500           504,780
  (Cargo Acq Grp) Ser 03 AMT
  5.75%, 1/01/32                                        2,000         1,904,920
Concorde Estates Cmnty Dev Dist
  Ser 04B
  5.00%, 5/01/11                                        1,600         1,583,584
Crossings at Fleming Island
  Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,240         2,371,085
Dade Cnty Hsg Fin Auth MFHR
  (Golden Lakes Apts) Ser 97A AMT
  6.00%, 11/01/32                                         250           255,900
  6.05%, 11/01/39                                         750           775,373
Deltona Util Sys Rev
  MBIA Ser 03
  5.125%, 10/01/27                                      2,440         2,544,993
Escambia Cnty Hsg Fin Auth SFMR
  (Mortgage Rev) GNMA Ser 95B AMT
  6.25%, 4/01/28                                        7,560         7,778,332
Escambia Cnty PCR
  (Champion Int'l Corp) Ser 96 AMT
  6.40%, 9/01/30                                        5,000         5,182,550
Florida Hsg Fin Agy MFHR
  (Turtle Creek Apts) AMBAC Ser 96C AMT
  6.20%, 5/01/36                                        3,245         3,367,596
Florida Hsg Fin Corp MFHR
  (Cobblestone Apts)
  GNMA Ser 00K-1 AMT
  6.10%, 6/01/42                                        7,805         8,287,738
Florida Hsg Fin Corp MFHR
  (Logans Pointe Apts) FSA Ser 99 AMT
  6.00%, 6/01/39                                        5,080         5,342,433
Florida Hsg Fin Corp MFHR
  (Mystic Pointe II) GNMA Ser 00 AMT
  6.30%, 12/01/41                                       1,165         1,248,577


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 35


                                   Florida Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Florida Hsg Fin Corp MFHR
  (Raintree Apts) GNMA Ser 00 AMT
  6.05%, 3/01/42(b)                                   $ 5,810     $   6,141,867
Florida Hsg Fin Corp MFHR
  (Sabal Chase Apts) FSA Ser 00 AMT
  6.00%, 5/01/40                                        3,650         3,811,002
Florida Hsg Fin Corp MFHR
  (Spring Harbor Apts) Ser 99C-1 AMT
  5.90%, 8/01/39                                        2,540         2,637,257
Florida Hsg Fin Corp MFHR
  (Walker Ave Club) FSA Ser 00L-1 AMT
  6.00%, 12/01/38                                       3,435         3,607,403
Florida Hsg Fin Corp MFHR
  (Waverly Apts) FSA Ser 00C-1 AMT
  6.50%, 7/01/40                                        2,790         3,001,398
Florida State Brd Ed Lottery Rev
  Ser 03A
  5.00%, 7/01/19                                        4,890         5,332,936
Florida State Brd of Ed GO
  MBIA Ser 02A
  5.00%, 6/01/32                                        2,500         2,558,500
Gateway Cmnty Dev Dist
  (Sun City) Ser 03B
  5.50%, 5/01/10                                          905           923,191
Hamal Cmnty Dev Dist
  Ser 01
  6.65%, 5/01/21                                        1,100         1,148,829
Herons Glen Recreation District
  Ser 99
  5.90%, 5/01/19                                        2,680         2,740,809
Highlands Cnty Hlth Facs Auth
  (Adventist/Sunbelt Hosp) Ser 01A
  6.00%, 11/15/31                                       2,000         2,139,820
Hillsborough Cnty Arpt Auth
  (Tampa Int'l Arpt) FGIC Ser 96A AMT
  6.00%, 10/01/23                                       1,500         1,590,765
Jacksonville Electrical Auth
  AMBAC Ser 02B
  5.00%, 10/01/26                                       3,925         4,045,223
Jacksonville Electrical Auth
  MBIA Ser 02A
  5.50%, 10/01/41                                       5,000         5,322,550
Jacksonville Electrical Auth
  Ser 02A
  5.50%, 10/01/41(d)                                    3,750         4,044,563
Lakeland Water & Wastewater Rev
  Ser 04
  8.50%, 10/01/10(a)                                    5,000         5,431,500
Lee Cnty Arpt Rev
  (Southwest Int'l Arpt) FSA Ser 00A AMT
  6.00%, 10/01/32                                      18,000        19,588,139


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                   Florida Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Lee Cnty Hlth Facs Auth Rev
  (Shell Point) Ser 99A
  5.50%, 11/15/29                                     $ 2,000     $   1,918,580
Manatee Cnty Hsg Fin Agy SFMR
  (Mortgage Rev) GNMA
  Ser 96-1 AMT
  5.625%, 11/01/14                                         90            90,356
  Ser 99 AMT
  6.25%, 11/01/28                                       1,030         1,036,819
Marshall Creek Cmnty Dev Dist
  Ser 02A
  6.625%, 5/01/32                                       1,000         1,043,940
Miami Beach Health Facs Auth Rev
  (Mt Sinai Med Ctr) Ser 01A
  6.80%, 11/15/31                                       4,100         4,236,448
Miami-Dade Cnty Hsg Fin Agy MFHR
  (Cntry Club Villas Apts) Ser 99A AMT
  6.20%, 10/01/39                                       5,145         5,399,317
Miami-Dade Cnty Hsg Fin Agy SFMR
  (Mortgage Rev) GNMA/FNMA AMT
  6.00%, 10/01/32                                       1,290         1,326,959
Miami-Dade Cnty Hsg Fin Auth MFHR
  (Marbrisa Apts) FSA Ser 00-2A AMT
  6.15%, 8/01/38                                        1,515         1,626,262
Miromar Lakes Cmnty Dev Dist
  Ser 00A
  7.25%, 5/01/12                                        3,820         4,044,960
North Broward Hosp Rev
  Ser 01
  6.00%, 1/15/31                                        2,200         2,316,182
North Miami Hlth Facs Auth Rev
  (Catholic Hlth Svcs Oblig Grp) Ser 96
  6.00%, 8/15/24                                        1,200         1,245,060
Northern Palm Beach Asses Dist
  (Unit Development 27B) Ser 02
  6.40%, 8/01/32                                        1,120         1,146,835
Northern Palm Beach Cnty Impt Dist
  (Mirasol Unit #43)
  6.10%, 8/01/21                                          710           736,320
  6.125%, 8/01/31                                       1,000         1,027,740
Okeechobee Cnty Solid Waste Rev
  (Waste Management) Ser04A AMT
  4.20%, 7/01/39                                        3,500         3,580,290
Orange Cnty Hospital Rev
  (Orlando Regional) Ser 02
  5.75%, 12/01/32                                       1,320         1,385,696
Orange Cnty Hsg Fin Auth MFHR
  (Loma Vista Proj) Ser 99G AMT
  5.50%, 3/01/32                                        6,500         6,373,380


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 37


                                   Florida Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Orange County Hlth Facs Auth Rev
  (Mayflower Retirement Proj)
  Asset Gty Ser 99
  5.25%, 6/01/29                                      $ 1,060     $   1,091,270
Orlando Util Cmnty Wtr & Elec Rev
  Ser 02C
  5.00%, 10/01/27                                       7,000         7,167,229
Palm Beach Cnty IDR
  (Lourdes-McKeen Residence) Ser 96
  6.625%, 12/01/26                                      4,000         4,469,440
Preserve at Wilderness Lake
  Cmnty Dev Dist
  Ser 02A
  7.10%, 5/01/33                                        1,485         1,578,377
South Miami Health Facs Hosp Rev
  (Baptist Health)
  5.25%, 11/15/33                                       2,000         2,039,240
St. Johns Cmnty Dev Dist
  (Julington Creek Plantation) Ser 97
  7.125%, 5/01/19                                       7,725         8,867,913
Tallahassee Hosp Rev
  (Tallahassee Memorial) Ser 00
  6.375%, 12/01/30                                      2,750         2,807,915
Tampa Higher Ed
  (Tampa University Proj) RADIAN Ser 02
  5.625%, 4/01/32                                       3,175         3,398,044
Village Ctr Cmnty Dev Dist
  5.125%, 10/01/28                                      1,000         1,029,100
Volusia Cnty Ed Fac Auth
  (Embry Riddle Aero Univ) Ser 99A
  5.75%, 10/15/29                                       2,000         2,062,100
Waterlefe Cmnty Dev Dist
  Ser 01
  6.95%, 5/01/31                                          720           767,002
Westchester Cmnty Dev Dist
  Ser 03
  6.00%, 5/01/23                                        1,500         1,519,065
                                                                  -------------
                                                                    194,522,487
                                                                  -------------
California-3.3%
California State GO
  5.00%, 2/01/32-2/01/33                                5,050         5,087,196
  5.125%, 4/01/23                                       2,000         2,097,100
                                                                  -------------
                                                                      7,184,296
                                                                  -------------
Connecticut-2.7%
Connecticut State GO
  MBIA Ser 04
  8.03%, 12/01/11                                       5,000         6,017,400
                                                                  -------------


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                   Florida Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Ohio-1.4%
Cleveland Cuyahoga Port Auth
  Ser 01
  7.35%, 12/01/31                                     $ 3,000     $   3,136,500
                                                                  -------------
Rhode Island-0.4%
Rhode Island Tobacco Settlement Rev
  Ser 02A
  6.125%, 6/01/32                                         950           852,986
                                                                  -------------
South Carolina-0.5%
South Carolina Pub Svc Auth TBD
  FGIC Ser 05A
  5.25%, 1/01/22                                        1,000         1,042,150
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $201,691,616)                                               212,755,819
                                                                  -------------
Short-Term Municipal Notes(c)-1.3%
South Carolina-0.7%
Florence Cnty Solid Waste
  (Roche Carolina Inc.) Ser 97 AMT
  1.81%, 4/01/27                                        1,500         1,500,000
                                                                  -------------
Texas-0.6%
Gulf Coast Waste Disp Auth
  (Amoco Oil Co. Proj) Ser 96 AMT
  1.79%, 5/01/24                                        1,250         1,250,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $2,750,000)                                                   2,750,000
                                                                  -------------
Total Investments-98.0%
  (cost $204,441,616)                                               215,505,819
Other assets less liabilities-2.0%                                    4,459,608
                                                                  -------------
Net Assets-100%                                                   $ 219,965,427
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)



                                                                            Value at
                        Number of               Expiration     Original     Sept. 30,      Unrealized
        Type            Contracts    Position      Month         Value         2004       Appreciation
--------------------  ------------  ----------  -----------  ------------  ------------  --------------
U.S. Treasury Note                                December
  10 Yr Futures            76          Long         2004      $8,475,395    $8,559,500       $84,105



_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 39


                                   Florida Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS (see Note D)


                                                       Rate Type
                                            -------------------------------
                  Notional                     Payment          Payment        Unrealized
     Swap          Amount     Termination      made by        received by     Appreciation/
 Counterparty       (000)         date      the Portfolio    the Portfolio   (Depreciation)
---------------  -----------  ------------  --------------  ---------------  --------------
   JP Morgan      $  5,000       7/08/05        1.257%             BMA*         $ 19,008

   JP Morgan         5,000       7/01/09        3.117%             BMA*          (82,575)

                                                                85.10% of
 Merrill Lynch      12,900       2/03/06         BMA*        1 month LIBOR+       41,669



*  BMA  (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)


See footnote summary on page 76.

See Glossary of Terms on page 76.

See notes to financial statements.


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                             Massachusetts Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-98.5%

Long-Term Municipal Bonds-95.6%
Massachusetts-73.3%
Massachusetts Bay Trans Auth
  Ser 04A
  5.25%, 7/01/21                                      $ 2,000     $   2,182,200
Massachusetts Dev Fin Agy
  (Boston Biomedical Research) Ser 99
  5.75%, 2/01/29                                        1,000         1,007,080
Massachusetts Dev Fin Agy
  (Massachusetts Biomedical) Ser 00C
  6.25%, 8/01/20                                        3,000         3,334,320
Massachusetts Dev Fin Agy
  (Worcester Redev) Asset Gty Ser 99
  5.25%, 6/01/19                                        2,350         2,504,583
Massachusetts Ed Fac
  (Massachusetts College of Pharmacy)
  Ser 99B
  6.75%, 7/01/30                                        5,350         5,785,223
Massachusetts Ed Fac
  (Suffolk Univ) Ser 99
  5.85%, 7/01/29                                        1,375         1,431,045
Massachusetts Ed Fin Auth
  (Educational Loan) MBIA Ser 00G AMT
  6.00%, 12/01/16                                       1,435         1,498,743
Massachusetts Hlth & Ed Fac Auth
  (Berkshire Healthcare) Asset Gty Ser 01E
  5.70%, 10/01/25                                       4,000         4,324,400
Massachusetts Hlth & Ed Fac Auth
  (Cape Cod Healthcare) Asset Gty Ser 01C
  5.25%, 11/15/31                                       2,600         2,676,336
Massachusetts Hlth & Ed Fac Auth
  (Covenant Medical Center) Ser 02
  6.00%, 7/01/31                                        2,500         2,607,100
Massachusetts Hlth & Ed Fac Auth
  (New England Med Ctr) FGIC Ser 02H
  5.00%, 5/15/25                                        2,000         2,058,640
Massachusetts Hlth & Ed Fac Auth
  (Partners Healthcare System) Ser 01C
  5.75%, 7/01/32                                        5,000         5,378,150
Massachusetts Hlth & Ed Fac Auth
  (University of Mass Proj) MBIA Ser 02C
  5.25%, 10/01/31(b)(d)                                 6,440         6,739,846
Massachusetts Hlth & Ed Fac Auth
  (Winchester Hosp) Ser 00E
  6.75%, 7/01/30                                        4,500         5,366,115


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 41


                             Massachusetts Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Massachusetts Hsg Fin Agy MFHR
  (Harbor Point) AMBAC Ser 96A AMT
  6.40%, 12/01/15                                     $ 4,880     $   5,115,021
Massachusetts Hsg Fin Agy MFHR
  (Rental Mtg) AMT
  AMBAC Ser 95E
  6.00%, 7/01/41                                        4,900         5,159,406
  AMBAC Ser 00A
  6.00%, 7/01/37                                        2,680         2,763,670
  MBIA Ser 00H
  6.65%, 7/01/41                                       10,840        11,676,413
Massachusetts Hsg Fin Agy SFMR
  (Mortgage Rev) Ser 40 AMT
  6.65%, 12/01/27                                       2,315         2,377,574
Massachusetts Ind Fin Agy MFHR
  (Heights Crossing) FHA Ser 95 AMT
  6.15%, 2/01/35                                        6,000         6,280,380
Massachusetts Port Auth Spec Fac
  (Bosfuel Corp) MBIA Ser 97 AMT
  6.00%, 7/01/36                                        6,155         6,556,491
Massachusetts Port Auth Spec Fac
  (US Air Proj) MBIA Ser 96A AMT
  5.875%, 9/01/23                                       3,000         3,144,150
Massachusetts St GO
  Ser 02
  Pre Refunded
  5.25%, 11/01/30                                       3,075         3,455,101
  Un Refunded
  5.25%, 11/01/30                                       1,925         2,162,949
Massachusetts St GO
  8.21%, 8/01/16(a)                                     5,000         6,075,500
                                                                  -------------
                                                                    101,660,436
                                                                  -------------
Arizona-6.2%
Goodyear IDA Water & Sewer Rev
  (Litchfield Pk Svc Proj) Ser 01 AMT
  6.75%, 10/01/31                                       5,160         5,395,296
Stoneridge Cmnty Fac Dist
  Ser 01
  6.75%, 7/15/26                                        3,115         3,258,228
                                                                  -------------
                                                                      8,653,524
                                                                  -------------
California-2.2%
California State GO
  5.00%, 2/01/33                                        1,000         1,007,580
  5.25%, 11/01/25-4/01/34                               2,000         2,079,230
                                                                  -------------
                                                                      3,086,810
                                                                  -------------
Colorado-1.1%
Larimer Weld & Boulder Cnty Sch Dist
  FSA Ser 04A
  5.00%, 12/15/08                                       1,430         1,572,671
                                                                  -------------


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                             Massachusetts Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Florida-1.3%
Crossings at Fleming Island
  Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                      $ 1,750     $   1,852,410
                                                                  -------------
Nevada-1.5%
Clark Cnty Impt Dist No. 142
  Ser 03
  6.10%, 8/01/18                                        1,000         1,013,400
Henderson Loc Impt Dist
  Ser 03
  5.80%, 3/01/23                                        1,000         1,020,980
                                                                  -------------
                                                                      2,034,380
                                                                  -------------
Puerto Rico-8.9%
Puerto Rico Comwlth
  Hwy & Trans Auth Rev
  FGIC Ser 03
  8.72%, 7/01/14(a)                                     4,315         5,488,292
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22                                        6,400         6,895,680
                                                                  -------------
                                                                     12,383,972
                                                                  -------------
Rhode Island-1.1%
Rhode Island Tobacco Settlement Rev
  Ser 02A
  6.125%, 6/01/32                                       1,640         1,472,523
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $124,473,466)                                               132,716,726
                                                                  -------------
Short-Term Municipal Notes(c)-2.9%
California-0.4%
California Water Resources
  Power Supply Rev
  Ser 02B-5
  1.73%, 5/01/22                                          500           500,000
                                                                  -------------
Massachusetts-2.5%
Massachusetts State GO
  (Central Artery) Series 00A
  1.74%, 12/01/30                                       1,500         1,500,000
Massachusetts Water Resources Auth
  Series 02D
  1.73%, 8/01/17                                        2,000         2,000,000
                                                                  -------------
                                                                      3,500,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $4,000,000)                                                   4,000,000
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 43


                             Massachusetts Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                                          Value
-------------------------------------------------------------------------------
Total Investments-98.5%
  (cost $128,473,466)                                             $ 136,716,726
Other assets less liabilities-1.5%                                    2,060,613
                                                                  -------------
Net Assets-100%                                                   $ 138,777,339
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)


                                                                             Value at      Unrealized
                        Number of                Expiration     Original     Sept. 30,    Appreciation/
        Type            Contracts    Position       Month        Value         2004      (Depreciation)
--------------------  ------------  ----------  -----------  ------------  ------------  --------------
U.S. Treasury Note                                December
  5 Yr Futures             11         Short         2004     $ 1,211,763    $ 1,218,250     $  (6,486)

U.S. Treasury Note                                December
  10 Yr Futures            116        Long          2004      12,936,129     13,064,500       128,371
                                                                                            ---------
                                                                                            $ 121,885
                                                                                            ---------



INTEREST RATE SWAP CONTRACTS (see Note D)


                                                       Rate Type
                                            ------------------------------
                   Notional                     Payment         Payments
      Swap          Amount    Termination       made by       received by      Unrealized
  Counterparty      (000)         date       the Portfolio   the Portfolio    Appreciation
---------------  -----------  ------------  --------------  ---------------  --------------
   JP Morgan       $  4,315     11/18/04        1.297%            BMA*           $ 1,516

 Merrill Lynch        5,000      1/29/05         1.25             BMA*             6,328

                                                               85.10% of
 Merrill Lynch        8,000      2/03/06          BMA*       1Month LIBOR+        25,841



*  BMA  (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)

See footnote summary on page 76.

See Glossary of Terms on page 76.

See notes to financial statements.


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                  Michigan Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS-99.4%

Long-Term Municipal Bonds-99.4%
Michigan-73.5%
Allen Park Pub Sch Dist
  Ser 03
  12.13%, 5/01/18(a)                                  $ 4,745     $   6,155,735
Cedar Springs Pub Sch Dist
  Ser 03
  5.00%, 5/01/28                                        1,835         1,878,930
Detroit School Board
  (School Board Loan Fund) FSA Ser 01A
  5.125%, 5/01/31                                       2,900         2,975,893
Detroit Tax Increment
  (Diamler/Chrysler Assembly Plant)
  Ser 98A
  5.50%, 5/01/21                                        1,675         1,389,061
Detroit Water Supply System
  FGIC Ser 01B
  5.50%, 7/01/33                                        3,550         3,821,043
Genesee County GO
  (Water Supply System) AMBAC Ser 04
  5.00%, 11/01/26                                       3,000         3,094,470
Kalamazoo Hosp Fin Auth
  (Borgess Med Ctr) FGIC Ser 94A
  8.71%, 6/01/11(a)                                     2,360         2,471,675
Lansing Water & Elec System
  FSA Ser 03A
  5.00%, 7/01/25                                        2,200         2,274,250
Michigan Higher Ed Fac
  (Hope College) Ser 02A
  5.90%, 4/01/32                                        3,465         3,655,679
Michigan Higher Ed Student Loan Auth
  AMBAC Ser 17G AMT
  5.20%, 9/01/20                                        3,500         3,666,425
Michigan Hosp Fin Auth
  (Crittenton Hospital) Ser 02A
  5.625%, 3/01/27                                       2,650         2,735,198
Michigan Hosp Fin Auth
  (Trinity Health) Ser 00A
  6.00%, 12/01/27                                       5,485         5,899,337
Michigan Hsg Dev Auth MFHR
  (Arbor Pointe) GNMA Ser 99
  5.40%, 6/20/40                                        1,810         1,854,834
Michigan Hsg Dev Auth MFHR
  (Danbury Manor) FNMA Ser 02A AMT
  5.30%, 6/01/35                                        2,575         2,654,387


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 45


                                  Michigan Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Michigan Hsg Dev Auth MFHR
  (Oakbrook Villa Proj) GNMA Ser 00A AMT
  6.50%, 1/20/42                                      $ 2,970     $   3,206,353
Michigan Hsg Dev Auth MFHR
  (Rental Rev) AMBAC Ser 97A AMT
  6.10%, 10/01/33(b)                                    6,740         7,023,753
Michigan Hsg Dev Auth MFHR
  (Rental Rev) Ser 02A AMT
  5.50%, 10/20/43                                       2,000         2,062,840
Michigan Hsg Dev Auth SFMR
  (Mortgage Rev) MBIA Ser 02B AMT
  5.50%, 6/01/30                                        1,100         1,128,215
Michigan State
  (Trunk Line Fund) FSA Ser 04A
  10.78%, 11/01/13(a)                                   1,500         2,062,965
Michigan State
  (Trunk Line Fund) FSA Ser 04B
  10.78%, 11/01/14(a)                                   1,600         2,210,704
Michigan State
  (Trunk Line Fund) FSA Ser 01A
  5.25%, 11/01/30                                       4,000         4,150,320
Michigan Strategic Fund
  (Detroit Edison) Ser 01B AMT
  5.65%, 9/01/29                                        2,250         2,313,068
Michigan Strategic Fund
  (Detroit Edison) XLCA Ser 02C AMT
  5.45%, 12/15/32                                       3,000         3,133,050
Michigan Strategic Fund
  (Detroit Edison) MBIA Ser 95AA
  6.40%, 9/01/25                                        2,665         2,824,260
Michigan Strategic Fund Hlth Fac
  (Autumn Wood) GNMA Ser 02A
  5.20%, 12/20/22                                       3,000         3,109,530
Michigan Strategic Fund Hlth Fac
  (Holland Home) Ser 98
  5.75%, 11/15/18-11/15/28                              2,000         2,015,880
Midland Cnty PCR
  (CMS Energy) Ser 00A AMT
  6.875%, 7/23/09                                       2,000         2,081,620
North Muskegon Sch Dist
  Ser 03
  5.25%, 5/01/28                                        1,500         1,567,575
Olivet School Board Fund
  Ser 02
  5.125%, 5/01/28                                       1,065         1,100,252
Ovid Elsie School Board Fund
  Ser 02
  5.00%, 5/01/25                                        2,650         2,740,895


_______________________________________________________________________________

46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                  Michigan Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Pontiac Tax Increment Fin Auth
  (Dev Area #3) Ser 02
  6.25%, 6/01/22                                      $ 2,780     $   2,878,051
  6.375%, 6/01/31                                       3,250         3,296,605
Romulus Tax Increment Fin Auth
  Ser 94
  6.75%, 11/01/19                                       1,585         1,682,478
Royal Oak Hosp Fin Auth
  (William Beaumont Hosp) MBIA Ser 01M
  5.25%, 11/15/35                                       3,200         3,275,904
Saginaw Hosp Fin Auth
  (Convenant Medical Ctr) Ser 00F
  6.50%, 7/01/30                                        1,770         1,916,591
                                                                  -------------
                                                                    100,307,826
                                                                  -------------
California-6.3%
California Health Fac Fin Auth
  (Sutter Heath) Ser 00A
  6.25%, 8/15/35                                        3,600         3,997,440
California State GO
  5.00%, 2/01/33                                        1,000         1,007,580
  5.125%, 4/01/23                                       1,400         1,467,970
  5.25%, 11/01/25-4/01/34                               2,000         2,079,230
                                                                  -------------
                                                                      8,552,220
                                                                  -------------
Florida-6.3%
Capital Trust Agy Rev
  (Cargo Acq Grp) Ser 03 AMT
  5.75%, 1/01/32                                        1,500         1,434,450
Collier Cnty Cmnty Dev Dist
  (Fiddlers Creek) Ser 96
  7.50%, 5/01/18                                        1,740         1,836,292
Crossings at Fleming Island
  Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        1,835         1,942,383
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,000         1,069,680
Gateway Cmnty Dev Dist
  (Sun City) Ser 03B
  5.50%, 5/01/10                                          780           795,678
Northern Palm Beach Asses Dist
  (Unit Development 27B) Ser 02
  6.40%, 8/01/32                                          810           829,408
Waterlefe Cmnty Dev Dist
  Ser 01B
  6.25%, 5/01/10                                          630           640,225
                                                                  -------------
                                                                      8,548,116
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 47


                                  Michigan Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Illinois-0.7%
Antioch Village Spcl Svc Area
  (Clublands Proj) Ser 03
  6.625%, 3/01/33                                     $   500     $     498,075
Antioch Village Spl Svc Area
  (Deercrest Proj) Ser 03
  6.625%, 3/01/33                                         500           498,075
                                                                  -------------
                                                                        996,150
                                                                  -------------
Puerto Rico-11.9%
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22(d)                                     5,000         5,387,249
Puerto Rico Hsg Fin Corp SFMR
  (Mortgage Rev) GNMA AMT
  Ser 01B
  5.50%, 12/01/23                                       2,220         2,284,558
Puerto Rico Hsg Fin Corp SFMR
  (Mortgage Rev) Ser 01C AMT
  5.30%, 12/01/28                                       1,945         1,978,649
Puerto Rico Ind Fin Auth Hlth Fac
  (Ascension Health) Ser 00A
  6.125%, 11/15/30                                      3,000         3,346,680
Puerto Rico Pub Fin Corp
  MBIA Ser 01A
  5.00%, 8/01/31                                        2,875         3,227,245
                                                                  -------------
                                                                     16,224,381
                                                                  -------------
Rhode Island-0.7%
Rhode Island Tobacco Settlement Rev
  Ser 02A
  6.125%, 6/01/32                                       1,000           897,880
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $129,051,037)                                               135,526,573
                                                                  -------------
Total Investments-99.4%
  (cost $129,051,037)                                               135,526,573
Other assets less liabilities-0.6%                                      822,555
                                                                  -------------
Net Assets-100%                                                   $ 136,349,128
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)


                                                                            Value at
                        Number of                Expiration    Original     Sept. 30,      Unrealized
        Type            Contracts    Position      Month         Value         2004      (Depreciation)
--------------------  ------------  ----------  -----------  ------------  ------------  --------------
U.S. Treasury Note                                December
  10 Yr Futures            23          Short        2004      $2,564,598     $2,590,375     $(25,777)




_______________________________________________________________________________

48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                  Michigan Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS (see Note D)



                                                       Rate Type
                                            -------------------------------
                   Notional                     Payment         Payment
      Swap          Amount    Termination       made by       received by     Unrealized
  Counterparty       (000)        date       the Portfolio   the Portfolio    Appreciation
---------------  -----------  ------------  --------------  ---------------  --------------
   JP Morgan        $9,215      11/18/04        1.297%            BMA*          $  3,237

                                                                85.1% of
 Merrill Lynch       8,000       2/03/06         BMA*        1 Month LIBOR+       25,841




*  BMA  (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)

See footnote summary on page 76.

See Glossary of Terms on page 76.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 49


                                 Minnesota Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-99.3%

Long-Term Municipal Bonds-96.6%
Minnesota-96.6%
Bemidji Hlth Fac
  (North Country Hlth Svcs)
  RADIAN Ser 02
  5.00%, 9/01/31                                      $ 1,500     $   1,507,785
Brooklyn Park MFHR
  (Brooks Landing) FNMA Ser 99A AMT
  5.50%, 7/01/19                                        1,355         1,415,298
Cass Lake Sch Dist FGIC
  5.00%, 2/01/26                                        1,760         1,812,043
Dakota Cmnty Dev Agy MFHR
  (Buffalo Ridge Apts) GNMA Ser 02
  5.50%, 7/20/43                                        3,675         3,823,470
Dakota Cnty MFHR
  (Grande Market Place Proj)
  GNMA Ser 02A AMT
  5.40%, 11/20/43                                       4,750         4,844,144
Eagan MFHR
  (Woodridge Apts) GNMA Ser 97A
  5.95%, 2/01/32                                        1,600         1,668,160
Elk River Indpt Sch Dist
  FSA Ser 03
  8.14%, 2/01/15(a)                                     3,065         3,674,077
Golden Valley Hlth Fac
  (Convenant Retirement Cmnty) Ser 99A
  5.50%, 12/01/29                                       1,000         1,013,430
Little Canada MFHR
  (Cedars Lakeside Apts) GNMA Ser 97A
  5.95%, 2/01/32                                        2,650         2,762,890
Minneapolis & St. Paul Arpt Rev
  FGIC Ser 00B AMT
  6.00%, 1/01/21                                        3,455         3,785,022
Minneapolis & St. Paul Arpt Rev
  MBIA Ser 03A
  5.00%, 1/01/28                                        1,500         1,530,525
Minneapolis Common Bond Fund
  Ser 95-2 AMT
  6.625%, 12/01/15                                      1,245         1,275,951
  Ser 97-2 AMT
  6.20%, 6/01/17                                        1,655         1,755,624
  Ser 01G-3
  5.45%, 12/01/31                                       1,500         1,551,885
Minneapolis Hosp Rev
  (Allina Hlth Sys) Ser 02A
  5.75%, 11/15/32                                       1,500         1,578,435


_______________________________________________________________________________

50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                 Minnesota Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Minneapolis MFHR
  (Bottineau Commons Proj)
  GNMA Ser 02 AMT
  5.45%, 4/20/43                                      $ 2,000     $   2,058,460
Minneapolis MFHR
  (Sumner Field) GNMA Ser 02 AMT
  5.60%, 11/20/43                                       2,505         2,582,254
Minneapolis Pkg Assmt GO
  MBIA Ser 02
  5.25%, 12/01/26                                       2,000         2,134,020
Minnesota Agric & Eco Dev
  (Small Business Loan Proj) AMT
  Ser 96A
  6.75%, 8/01/16                                        1,450         1,522,384
  Ser 00A
  7.25%, 8/01/20                                        1,000         1,079,690
  Ser 00B
  7.25%, 8/01/20                                        1,000         1,079,690
  Ser 00C
  7.25%, 8/01/20                                        1,000         1,079,690
  Ser 00D
  7.25%, 8/01/20                                        1,000         1,079,690
Minnesota Agric & Eco Dev Hlth Fac
  (Benedictine Hlth Sys) MBIA Ser 99
  5.125%, 2/15/29                                       4,000         4,082,880
Minnesota Agric & Eco Dev Hlth Fac
  (Evangelical Lutheran Proj) Ser 02
  6.00%, 2/01/22-2/01/27                                2,880         3,033,594
Minnesota Agric & Eco Dev Hlth Fac
  (Fairview Hlth) Ser 00A
  6.375%, 11/15/29                                      1,750         1,899,485
Minnesota Higher Ed Fac Auth
  (College Art & Design) Ser 00-5D
  6.75%, 5/01/26                                        1,000         1,092,040
Minnesota Higher Ed Fac Auth
  (Hamline Univ) Ser 99-5B
  6.00%, 10/01/29                                       1,250         1,315,975
Minnesota Higher Ed Fac Auth
  (St Catherine College)
  5.375%, 10/01/32                                      1,000         1,029,170
Minnesota Higher Ed Fac Auth
  (Univ St Thomas) Ser 04-5
  5.00%, 10/01/24                                       1,000         1,024,850
  5.25%, 10/01/34                                       1,000         1,021,370


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 51


                                 Minnesota Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Minnesota Hsg Fin Agy
  Ser 04A AMT
  14.972%, 1/01/07(a)                                 $   395     $     430,645
  Ser 04B AMT
  14.821%, 1/01/07(a)                                     560           606,945
  Ser 04C AMT
  14.22%, 1/01/10(a)                                      955         1,096,082
Minnesota Hsg Fin Agy MFHR
  (Rental Rev) MBIA Ser 95D
  6.00%, 2/01/22                                          825           844,157
Minnesota Mun Pwr Agy Elec
  Ser 04A
  5.25%, 10/01/24                                         500           526,395
Minnetonka MFHR
  (Archer Heights Apts Proj)
  GNMA Ser 99A AMT
  5.30%, 1/20/27                                        1,620         1,669,621
Sartell Poll Ctl Rev
  (International Paper) Ser 03A
  5.20%, 6/01/27                                        1,000           988,180
Scott Cnty MFHR
  (Northridge Apts Proj) MBIA Ser 03
  5.00%, 2/01/34                                        1,000         1,018,330
Seaway Port Auth Duluth
  Indl Dev Dock & Wharf
  (Cargill Inc Proj) Ser 04
  4.20%, 5/01/13                                        4,700         4,778,724
Shakopee Health Care Facs TBD
  (St Francis Regl Med Ctr) Ser 04
  5.10%,09/01/25                                          600           593,136
Shoreview MFHR
  (Lexington Shores Proj)
  GNMA Ser 01A AMT
  5.55%, 8/20/42                                        1,445         1,483,567
St. Cloud Hosp Rev
  (Saint Cloud Hosp) FSA Ser 00A
  5.875%, 5/01/30                                       3,750         4,153,087
St. Paul MFHR
  (Burlington Apt-8) GNMA
  5.35%, 5/01/31                                        1,550         1,560,370
St. Paul Pkg Auth Rev
  (Block 19 Ramp) FSA Ser 02A
  5.35%, 8/01/29                                        3,075         3,242,280
St. Paul Port Auth Lease Rev
  (Cedar St. Office Building) Ser 03
  5.00%, 12/01/23                                       1,000         1,043,510
St. Paul Port Auth Lease Rev Ser 02
  5.25%, 12/01/27                                       1,725         1,807,835
Waconia Hlth Care Fac Rev
  (Ridgeview Med Ctr) RADIAN Ser 99A
  6.125%, 1/01/29                                       3,415         3,769,101


_______________________________________________________________________________

52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                 Minnesota Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Western Power Agy
  MBIA Ser 03A
  5.00%, 1/01/26                                      $ 1,000     $   1,027,930
White Bear Lake MFHR
  (Renova Partners Proj)
  FNMA Ser 01 AMT
  5.60%, 10/01/30                                       1,000         1,035,690
Willmar Hosp Rev
  (Rice Mem Hosp Proj) FSA Ser 02
  5.00%, 2/01/32(b)                                     2,000         2,036,920
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $90,551,077)                                                 94,826,486
                                                                  -------------
Short-Term Municipal Notes(c)-2.7%
Minnesota-2.7%
Golden Valley Minn Indl Dev Rev
  (Unicare Homes PJ) Ser 84
  1.67%, 9/01/14(b)                                       500           500,000
Minnesota Higher Ed Fac Auth
  (St Olaf College) Ser 02
  1.72%, 10/01/20(b)                                      300           300,000
Montrose Indl Dev Rev
  (Lyman Lumber Co Proj) AMT Ser 01
  1.87%, 5/01/26                                        1,000         1,000,000
St. Paul Port Auth Dist
  Ser 02-R AMT
  1.87%, 3/01/22                                          500           500,000
Waconia Minn Indl Dev Rev
  (Milltronics Mfg Co Proj) Ser 95
  1.77%, 10/01/16                                         390           390,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $2,690,000)                                                   2,690,000
                                                                  -------------
Total Investments-99.3%
  (cost $93,241,077)                                                 97,516,486
Other assets less liabilities-0.7%                                      708,880
                                                                  -------------
Net Assets-100%                                                   $  98,225,366
                                                                  =============


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 53


                                 Minnesota Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS (see Note D)


                                                       Rate Type
                                            -------------------------------
                  Notional                     Payments         Payment
      Swap         Amount      Termination     made by        received by      Unrealized
  Counterparty      (000)          date     the Portfolio    the Portfolio    Appreciation
---------------  -----------  ------------  --------------  ---------------  --------------
   JP Morgan        $3,065     11/18/2004       1.297%            BMA*           $ 1,076

                                                               85.10% of
 Merrill Lynch      $5,600      2/03/2006        BMA*       1 Month LIBOR+        18,089



*  BMA  (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)

See footnote summary on page 76.

See Glossary of Terms on page 76.

See notes to financial statements.


_______________________________________________________________________________

54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                New Jersey Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS-96.8%

Long-Term Municipal Bonds-96.8%
New Jersey-87.8%
Hoboken Parking Auth
  AMBAC Ser 01A
  5.30%, 5/01/27                                      $ 3,700     $   4,252,965
Lafayette Yard Com Dev Corp
  (Conv Ctr Hotel Proj) MBIA Ser 00
  5.80%, 4/01/35                                        2,100         2,431,842
Middlesex Cnty MFHR
  FNMA Ser 01 AMT
  5.25%, 7/01/21                                          750           799,350
  5.35%, 7/01/34                                        1,500         1,555,530
Newark Hsg Auth
  (Newark Marine Terminal) MBIA Ser 04
  5.25%, 1/01/21-1/01/22                                3,580         3,875,880
New Jersey Eco Dev Auth
  (American Water Co) FGIC AMT
  6.875%, 11/01/34                                      5,000         5,118,150
New Jersey Eco Dev Auth
  (Anheuser-Busch) Ser 95 AMT
  5.85%, 12/01/30                                       8,000         8,260,720
New Jersey Eco Dev Auth
  (Continental Airlines) Ser 00 AMT
  7.20%, 11/15/30                                         500           396,290
New Jersey Eco Dev Auth
  (Hackensack Water Co)
  MBIA Ser 94B AMT
  5.90%, 3/01/24(d)                                     4,000         4,093,040
New Jersey Eco Dev Auth
  (Kapkowski Rd) Ser 98B
  6.50%, 4/01/28                                        7,500         8,528,325
New Jersey Eco Dev Auth
  (Kapkowski Rd) Ser 98B AMT
  6.50%, 4/01/31                                        2,085         2,342,477
New Jersey Eco Dev Auth
  (Liberty State Park Proj) Ser A
  5.00%, 3/01/24                                        1,500         1,569,135
New Jersey Eco Dev Auth
  (Masonic Charity Foundation Proj) Ser 01
  5.50%, 6/01/31                                        1,000         1,063,080
New Jersey Eco Dev Auth
  (NUI Corp) ACA Ser 98A AMT
  5.25%, 11/01/33                                       4,700         4,618,173
New Jersey Eco Dev Auth
  (Pub Ser Elec & Gas) MBIA Ser 94A AMT
  6.40%, 5/01/32                                        5,000         5,118,550


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 55


                                New Jersey Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New Jersey Eco Dev Auth Hlth Fac
  (Masonic Charity Foundation Proj) Ser 02
  5.25%, 6/01/24                                      $   540     $     567,664
New Jersey Eco Dev Auth School Fac
  AMBAC Ser 03
  14.498%, 6/15/21(a)                                   2,250         2,686,995
New Jersey Eco Dev Auth School Fac
  MBIA Ser 04
  8.21%, 9/01/16(a)                                     5,000         5,918,200
New Jersey Eco Dev Auth School Fac
  Ser 04I
  5.25%, 9/01/24                                        2,510         2,647,648
New Jersey Higher Ed
  (Student Loan) MBIA Ser 00A AMT
  6.15%, 6/01/19                                        1,095         1,106,673
New Jersey Hlth Care Fac
  (Atlantic City Med Ctr) Ser 02
  5.75%, 7/01/25                                        1,875         1,965,506
New Jersey Hlth Care Fac
  (Bayshore Cmnty Hosp) RADIAN Ser 02
  5.125%, 7/01/32                                       9,250         9,431,115
New Jersey Hlth Care Fac
  (Capital Health System) Ser 03
  5.00%, 7/01/26                                        1,250         1,227,200
New Jersey Hlth Care Fac
  (Englewood Hosp) MBIA Ser 02
  5.00%, 8/01/31                                        2,500         2,553,550
New Jersey Hlth Care Fac
  (Good Shepherd) RADIAN Ser 01A
  5.20%, 7/01/31                                        1,350         1,383,683
New Jersey Hlth Care Fac
  (Jersey City Medical Center)
  FHA AMBAC Ser 01
  5.00%, 8/01/41                                        1,495         1,518,950
New Jersey Hlth Care Fac
  (Kennedy Health System) Ser 01
  5.625%, 7/01/31                                       4,200         4,330,872
New Jersey Hlth Care Fac
  (Newton Memorial Hosp) FSA Ser 01
  5.00%, 7/01/26                                        1,500         1,540,185
New Jersey Hlth Care Fac
  (Palisades Med Ctr) ACA Ser 99
  5.25%, 7/01/28                                        1,000           997,320
New Jersey Hlth Care Fac
  (Robert Wood Johnson) Ser 00
  5.75%, 7/01/31                                        3,350         3,577,968
New Jersey Hlth Care Fac
  (Southern Ocean County Hosp)
  RADIAN Ser 01
  5.125%, 7/01/31                                       4,500         4,600,800


_______________________________________________________________________________

56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                New Jersey Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
New Jersey Hsg & Mtg Fin Agy MFHR
  (Pooled Loan) AMBAC Ser 96A AMT
  6.25%, 5/01/28                                      $ 5,000     $   5,194,950
New Jersey Hsg & Mtg Fin Agy MFHR
  (Rental Hsg) FSA AMT
  Ser 00A1
  6.35%, 11/01/31                                       2,000         2,128,340
  Ser 01A
  5.05%, 5/01/34                                        3,390         3,408,679
New Jersey State Ed Fac Auth
  (Higher Ed Cap Impt) AMBAC Ser 02A
  5.125%, 9/01/22                                       2,500         2,663,100
New Jersey State Ed Fac Auth
  (Ramapo College) AMBAC Ser 01D
  5.00%, 7/01/31                                        1,000         1,021,630
New Jersey State Ed Fac Auth
  (Stevens Inst of Technology) Ser 02C
  5.25%, 7/01/32                                        1,250         1,275,575
New Jersey State Tpk Auth
  FSA Ser 03A
  5.00%, 1/01/23(b)                                     6,000         6,317,760
New Jersey State Trans Auth
  (Transportation System) MBIA Ser 01B
  5.00%, 12/15/21                                       3,000         3,143,760
New Jersey State Trans Auth
  (Transportation System) Ser 03C
  5.50%, 6/15/24                                        3,750         4,094,250
North Hudson Sew Auth
  MBIA Ser 01A
  Zero Coupon, 8/01/24                                 12,340         4,675,009
Port Auth of NY & NJ
  (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
  5.75%, 12/01/22                                       7,675         8,391,615
Port Auth of NY & NJ
  (96th) FGIC Ser 94 AMT
  6.60%, 10/01/23                                       9,340         9,433,399
Port Auth NY & NJ
  (121st) MBIA Ser 00
  5.375%, 10/15/35                                      5,000         5,170,500
Port Auth NY & NJ
  (126th) FGIC Ser 02
  5.25%, 5/15/37                                        2,500         2,570,900
Salem Cnty PCR
  (PSE&G Power) Ser 01A AMT
  5.75%, 4/01/31                                        1,500         1,535,580
Salem Cnty Waste Disp Rev
  (E.I. Dupont) Ser 92A AMT
  6.125%, 7/15/22                                       3,500         3,513,405
South Jersey Port Corp
  (Marine Terminal) AMT
  5.20%, 1/01/23                                        1,000         1,034,580


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 57


                                New Jersey Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
South Jersey Transportation Auth
  (Raytheon Aircraft Service) Ser 97A AMT
  6.15%, 1/01/22                                      $   335     $     338,146
Union Cnty Impt Auth
  MBIA Ser 03A
  5.25%, 8/15/23                                        2,885         3,112,309
Vineland Sewer Rev
  (Landis Sewerage) FGIC Ser 93C
  9.67%, 9/19/19(a)                                     3,250         4,540,185
                                                                  -------------
                                                                    173,641,508
                                                                  -------------
California-3.3%
California State GO
  5.25%, 11/01/20-4/01/34                               6,300         6,612,985
                                                                  -------------
Florida-2.6%
Crossings at Fleming Island
  Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,500         2,646,300
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,000         1,069,680
Northern Palm Beach Asses Dist
  (Unit Development 27B) Ser 02
  6.40%, 8/01/32                                        1,285         1,315,789
                                                                  -------------
                                                                      5,031,769
                                                                  -------------
Illinois-0.5%
Antioch Village Spcl Svc Area
  (Clublands Proj) Ser 03
  6.625%, 3/01/33                                       1,000           996,150
                                                                  -------------
Nevada-1.0%
Henderson Loc Impt Dist
  Ser 03
  5.80%, 3/01/23                                          990         1,010,770
North Las Vegas Cmnty Fac Dist
  (#60 Aliante)
  6.40%, 12/01/22                                       1,000         1,030,140
                                                                  -------------
                                                                      2,040,910
                                                                  -------------
Pennsylvania-1.0%
Delaware Riv Jt Toll Bridge Rev
  (PA/NJ Bridge) Ser 03
  5.00%, 7/01/28                                        2,000         2,017,100
                                                                  -------------


_______________________________________________________________________________

58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                New Jersey Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Virginia-0.6%
Broad Street Cmnty Dev Dist
  (Parking Fac) Ser 03
  7.50%, 6/01/33                                      $ 1,200     $   1,204,248
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $181,272,470)                                               191,544,670
                                                                  -------------
Total Investments-96.8%
  (cost $181,272,470)                                               191,544,670
Other assets less liabilities-3.2%                                    6,380,392
                                                                  -------------
Net Assets-100%                                                   $ 197,925,062
                                                                  =============


FINANCIAL FUTURES CONTRACTS (see Note D)


                                                                              Value at
                        Number of                Expiration    Original      Sept. 30,     Unrealized
        Type            Contracts    Position      Month         Value         2004      (Depreciation)
--------------------  ------------  ----------  -----------  ------------  ------------  --------------
U.S. Treasury Note
  10 Yr Futures            45          Short      December    $5,015,969     $5,068,125     $(52,156)




INTEREST RATE SWAP CONTRACTS (see Note D)


                                                      Rate Type
                                            ------------------------------
                   Notional                    Payment          Payment
      Swap          Amount     Termination     made by        received by     Unrealized
  Counterparty      (000)         date      the Portfolio    the Portfolio    Appreciation
---------------  -----------  ------------  --------------  ---------------  --------------
   JP Morgan       $ 6,750      11/18/04        1.297%            BMA*           $ 2,371

   JP Morgan         7,300       6/08/05         1.25             BMA*            25,746

 Merrill Lynch       5,000       1/29/05         1.24             BMA*             6,471

                                                               85.10% of
 Merrill Lynch      11,700       2/03/06         BMA*        1 Month LIBOR+       37,793




*  BMA  (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)

See footnote summary on page 76.

See Glossary of Terms on page 76.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 59


                                      Ohio Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-99.3%

Long-Term Municipal Bonds-97.9%
Ohio-84.1%
Akron GO
  MBIA Ser 02
  5.00%, 12/01/23                                     $ 1,000     $   1,042,920
Akron Stadium Rev
  (Canal Park) Ser 96
  6.90%, 12/01/16                                       5,000         5,443,600
Brookville School Dist GO
  FSA Ser 03
  5.00%, 12/01/26                                       2,000         2,058,120
Cleveland Arpt Rev
  (Continental Airlines) Ser 98 AMT
  5.375%, 9/15/27                                       3,500         2,265,935
Cleveland Cuyahoga Port Auth
  Ser 01
  7.35%, 12/01/31                                       2,000         2,091,000
Cleveland GO
  MBIA Ser 02
  5.25%, 12/01/27                                       4,380         4,590,328
Columbus Sch Dist GO
  FGIC Ser 03
  5.00%, 12/01/24-12/01/25                              4,730         4,902,910
Cuyahoga Cnty Hosp Rev
  (UHHS) Ser 00
  7.50%, 1/01/30                                        1,900         2,101,096
Cuyahoga Cnty MFHR
  (Livingston Park Apts) GNMA Ser 02A
  5.45%, 9/20/39                                        1,500         1,540,560
Cuyahoga Cnty MFHR
  (Longwood Proj) GNMA Ser 01 AMT
  5.60%, 1/20/43                                        3,620         3,754,447
Cuyahoga Cnty MFHR
  (West Tech Apts Proj)
  GNMA Ser 02A AMT
  5.45%, 3/20/44                                        1,075         1,098,629
Dayton Ohio Arpt Rev
  (James M Cox Dayton Intl)
  RADIAN Ser 03A
  5.00%, 12/01/23                                       1,280         1,309,504
Dayton School Dist
  (Administrative Fac Proj) Ser 03
  6.00%, 12/01/19-12/01/21                              3,040         3,402,607
Delaware City Sch Dist
  MBIA Ser 04
  5.00%, 12/01/19                                       1,340         1,449,197


_______________________________________________________________________________

60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                      Ohio Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Dublin Sch Dist GO
  FSA Ser 03
  5.00%, 12/01/22                                     $ 1,500     $   1,581,465
Erie Cnty Hosp Rev
  (Firelands Med Ctr) Ser 02A
  5.625%, 8/15/32                                       1,500         1,537,470
Fairfield Cnty Hosp Rev
  (Fairfield Med Ctr Proj) RADIAN Ser 03
  5.00%, 6/15/24                                        1,000         1,015,930
Franklin Cnty
  (Online Computer Library Ctr) Ser 98A
  5.20%, 10/01/20                                       2,800         2,965,788
Franklin Cnty MFHR
  (Agler Green) GNMA Ser 02A AMT
  5.65%, 5/20/32                                          770           803,033
  5.80%, 5/20/44                                        1,150         1,200,773
Franklin Cnty MFHR
  (Wellington Village Proj)
  GNMA Ser 01A AMT
  5.40%, 2/20/43                                        3,945         4,011,473
Hamilton Cnty Health Fac
  (Twin Towers) Ser 99A
  5.80%, 10/01/23                                       1,775         1,797,276
Hamilton Cnty Ohio
  Convention Facs Auth
  FGIC Ser 04
  5.00%, 12/01/23(d)                                    1,330         1,390,488
Hamilton Cnty Sales Tax
  AMBAC Ser 00B
  5.25%, 12/01/32(b)                                   13,185        13,679,832
Lucas Cnty Health Fac
  (Altenheim Proj) GNMA Ser 99
  5.50%, 7/20/40                                        3,200         3,337,472
Madeira City Sch Dist GO
  MBIA Ser 04
  5.00%, 12/01/22-12/01/23                              2,665         2,812,343
Ohio Air Quality Dev Auth PCR
  (Dayton Pwr & Lt) Ser 92B
  6.40%, 8/15/27                                        2,000         2,020,020
Ohio Air Quality Dev Auth PCR
  (JMG) AMBAC Ser 94B AMT
  6.375%, 4/01/29                                       9,000         9,224,819
Ohio Air Quality Dev Auth PCR
  (Toledo Edison Co) Ser 97A AMT
  6.10%, 8/01/27                                        5,000         5,151,000
Ohio Capital Corp MFHR
  (Rental Hsg) MBIA Ser 95E Pre Re
  6.35%, 1/01/22                                        1,965         2,036,025


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 61


                                      Ohio Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Ohio Environmental Fac Rev
  (Ford Motor Co) Ser 00 AMT
  6.15%, 6/01/30                                      $ 4,500     $   4,615,380
Ohio Hsg Fin Agy MFHR
  (Park Trails Apt) AMBAC Ser 01A AMT
  5.50%, 12/01/34                                       1,670         1,719,449
Ohio Hsg Fin Agy SFMR
  (Mortgage Rev) GNMA AMT
  Ser 00D
  6.05%, 3/01/31                                        1,200         1,255,416
  Ser 02
  5.375%, 9/01/33                                       3,290         3,341,949
  Ser 02-A3
  5.50%, 9/01/34                                        2,450         2,543,345
  Ser 02A-2
  5.60%, 9/01/34                                        1,265         1,297,270
Ohio Hsg Fin Agy SFMR
  (Mortgage Rev) GNMA AMT
  Ser 95A-2
  6.625%, 3/01/26                                         665           681,239
Ohio Sewer & Solid Waste Disp Facs
  (Anheuser-Busch) Ser 01 AMT
  5.50%, 11/01/35                                       3,000         3,084,570
Ohio St Bldg Auth
  (Adult Correctl Proj) MBIA Ser 04A
  5.00%, 4/01/22                                        2,975         3,141,630
Ohio State GO
  Ser 04A
  5.00%, 6/15/22                                        3,000         3,168,420
Ohio State Higher Ed Fac Cmnty
  (Denison University Proj) Ser 04
  5.00%, 11/01/21-11/01/24                              3,440         3,597,849
Ohio State School Dist
  FGIC Ser 03A
  8.18%, 3/15/15(a)                                     6,300         7,578,017
Ohio State University
  MBIA Ser 04
  5.00%, 12/01/22                                       1,950         2,060,702
Ohio Wtr Dev Auth
  (Anheuser-Busch) Ser 99 AMT
  6.00%, 8/01/38                                        2,250         2,342,363
  (North Star BHP Steel) Ser 95 AMT
  6.45%, 9/01/20                                        3,425         3,604,915
Ohio Wtr Dev Auth PCR
  (Cleveland Electric) Ser 97A AMT
  6.10%, 8/01/20                                        2,000         2,034,860
Grove City Ohio Asses Dist
  (Pinnacle Cmnty) Ser 04A
  6.00%, 12/01/22                                       2,155         2,189,243


_______________________________________________________________________________

62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                      Ohio Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Princeton Sch Dist
  MBIA Ser 03
  5.00%, 12/01/24                                     $ 1,600     $   1,665,936
Riversouth Auth Rev
  (Area Redevelopment) Series 04A
  5.25%, 12/01/21-12/01/22                              2,000         2,163,510
Steubenville Hosp Rev
  (Trinity Hlth) Ser 00
  6.50%, 10/01/30                                       5,000         5,308,700
Toledo School Dist
  FGIC Ser 03B
  5.00%, 12/01/23                                       2,940         3,079,209
Toledo-Lucas Cnty Port Auth
  (Crocker Park Proj) Ser 03
  5.375%, 12/01/35                                      5,000         5,122,100
Toledo-Lucas Cnty Port Auth
  (Cargill Inc. Proj) Ser 04B
  4.50%, 12/01/15                                       2,500         2,574,250
Toledo-Lucas Cnty Port Fac
  (CSX Transportation) Ser 92
  6.45%, 12/15/21                                       1,270         1,458,290
University of Cincinnati Higher Ed
  AMBAC Ser 04D
  5.00%, 6/01/24-6/01/26                                3,830         3,974,085
                                                                  -------------
                                                                    165,218,757
                                                                  -------------
California-3.7%
California State GO
  5.00%, 2/01/33                                        1,000         1,007,580
  5.125%, 4/01/23                                       2,000         2,097,100
  5.20%, 4/01/26                                        1,000         1,036,670
  5.25%, 4/01/29                                        3,000         3,112,080
                                                                  -------------
                                                                      7,253,430
                                                                  -------------
Florida-6.7%
Collier Cnty Cmnty Dev Dist
  (Fiddlers Creek) Ser 96
  7.50%, 5/01/18                                        1,705         1,799,355
Collier Cnty IDR
  (Southern States Utils) Ser 96 AMT
  6.50%, 10/01/25                                       1,500         1,568,100
Crossings at Fleming Island
  Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,000         2,117,040
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,000         1,069,680
Manatee Cnty Cmnty Dev Dist
  (Heritage Harbor South) Ser 02B
  5.40%, 11/01/08                                         915           919,648


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 63


                                      Ohio Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Northern Palm Beach Cnty
  (ABACOA) Ser 96A Pre Re
  7.30%, 8/01/27                                      $ 5,100     $   5,699,148
                                                                  -------------
                                                                     13,172,971
                                                                  -------------
Illinois-0.5%
Antioch Village Spl Svc Area
  (Deercrest Proj) Ser 03
  6.625%, 3/01/33                                       1,000           996,150
                                                                  -------------
Puerto Rico-2.4%
Puerto Rico Tobacco Settlement Rev
  (Childrens Trust Fund) Ser 00
  6.00%, 7/01/26                                        4,000         4,637,240
                                                                  -------------
South Carolina-0.5%
South Carolina Pub Svc Auth TBD
  FGIC Ser 05A
  5.25%, 1/01/22                                        1,000         1,042,150
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $184,643,279)                                               192,320,698
                                                                  -------------
Short-Term Municipal Notes(c)-1.4%
Ohio-1.2%
Ohio ST Solid Waste Rev
  (BP Amoco) Ser 00 AMT
  1.78%, 8/01/34                                          395           395,000
Ohio Wtr Dev Auth PCR
  (Edison Co. Proj) Ser 88B AMT
  1.78%, 9/01/18(f)                                     2,000         2,000,000
                                                                  -------------
                                                                      2,395,000
                                                                  -------------
Minnesota-0.2%
Montrose Indl Dev Rev
  (Lyman Lumber Co Proj) AMT
  1.87%, 5/01/26                                          400           400,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $2,795,000)                                                   2,795,000
                                                                  -------------
Total Investments-99.3%
  (cost $187,438,279)                                               195,115,698
Other assets less liabilities-0.7%                                    1,422,120
                                                                  -------------
Net Assets-100%                                                   $ 196,537,818
                                                                  =============


_______________________________________________________________________________

64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                      Ohio Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS (see Note D)


                                                                             Value at
                        Number of               Expiration     Original      Sept. 30,     Unrealized
        Type            Contracts    Position      Month         Value         2004       Appreciation
--------------------  ------------  ----------  -----------  ------------  ------------  --------------
U.S. Treasury Note                                December
  10 Yr Futures            35          Long         2004       $3,903,142   $3,941,875       $38,733




INTEREST RATE SWAP CONTRACTS (see Note D)


                                                      Rate Type
                                            -------------------------------
                    Notional                    Payment        Payment
      Swap           Amount     Termination     made by      received by       Unrealized
 Counterparty        (000)         date      the Portfolio  the Portfolio     Appreciation
---------------  -----------  ------------  --------------  ---------------  --------------
   JP Morgan       $  6,300     11/18/04         1.297%           BMA*          $  2,214

                                                                85.10% of
 Merrill Lynch       11,100      2/03/06          BMA*       1 Month LIBOR+       35,855



*  BMA  (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)


See footnote summary on page 76.

See Glossary of Terms on page 76.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 65


                              Pennsylvania Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS-98.6%

Long-Term Municipal Bonds-98.6%
Pennsylvania-80.1%
Allegheny Cnty Arpt Rev
  MBIA Ser 97 AMT
  5.75%, 1/01/10                                      $ 2,540     $   2,768,676
Allegheny Cnty Higher Ed
  (Thiel College) ACA Ser 99A
  5.375%, 11/15/19-11/15/29                             2,500         2,540,275
Allegheny Cnty Hlth Fac
  (South Hills Hlth) Ser 00B
  6.75%, 5/01/25                                        2,555         2,600,172
Allegheny Cnty Hlth Rev
  (Residential Resources) Ser 01
  6.60%, 9/01/31                                        5,595         5,711,040
Allegheny Cnty MFHR
  (Green Meadow Apts)
  GNMA Ser 98-A-1 AMT
  5.125%, 10/20/40                                      6,305         6,329,526
Allegheny Cnty PCR
  (USX Corp.) Ser 98
  5.50%, 12/01/29                                       2,680         2,697,956
Bradford Cnty IDR
  (Int'l Paper) Ser 95A AMT
  6.60%, 3/01/19                                        2,500         2,580,700
Butler Cnty
  FGIC Ser 03
  5.25%, 7/15/26                                        1,625         1,862,039
Crawford Cnty Hlth Fac
  (Wesbury Methodist) Ser 99
  6.25%, 8/15/29                                        3,100         3,112,555
Cumberland Cnty Hlth Fac
  (Presbyterian Homes) Ser 96
  6.00%, 12/01/26                                       1,000         1,005,110
Delaware Cnty Higher Ed
  (Eastern College) Ser 99
  5.625%, 10/01/28                                      2,500         2,499,650
Harrisburg Arpt Auth
  (Susquehanna Arpt Proj) Ser 99 AMT
  5.50%, 1/01/24                                        3,490         3,139,744
Lancaster Swr Auth Rev
  MBIA Ser 04
  5.00%, 4/01/22                                        1,330         1,404,493
Lehigh Northhampton Airport Rev
  MBIA Ser 00 AMT
  6.00%, 5/15/30                                        4,400         4,807,220


_______________________________________________________________________________

66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                              Pennsylvania Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Lycoming Cnty Higher Ed
  (College of Technology) AMBAC Ser 02
  5.25%, 5/01/32                                      $ 2,250     $   2,329,538
Montgomery Cnty Higher Ed
  (Beaver College) RADIAN Ser 99
  5.70%, 4/01/27                                        6,000         6,252,480
Montgomery Cnty Hospital Rev
  (Abington Memorial Hosp) Ser 02A
  5.125%, 6/01/32                                       3,000         3,015,840
New Morgan Solid Waste Disp Rev
  (Browning-Ferris) Ser 94 AMT
  6.50%, 4/01/19                                        1,000           995,630
Pennsylvania Eco Dev Auth
  (30th St Station) ACA Ser 02 AMT
  5.875%, 6/01/33                                       3,485         3,606,313
Pennsylvania Eco Dev Auth
  (Amtrak) Ser 01A AMT
  6.375%, 11/01/41                                      5,000         5,201,800
Pennsylvania Higher Ed
  (Dickinson College) RADIAN Ser 03AA-1
  5.00%, 11/01/26                                       1,000         1,006,700
Pennsylvania Higher Ed
  (UPMC Health Sys) Ser 01A
  6.00%, 1/15/31                                        2,405         2,551,513
Pennsylvania Hsg Fin Agy SFMR
  (Mortgage Rev) AMT
  Ser 99-67A
  5.90%, 10/01/30                                      12,215        12,590,977
  Ser 02-74B
  5.25%, 4/01/32                                        3,250         3,292,120
Pennsylvania Hsg Fin Agy SFMR
  (Mortgage Rev) FSA Ser 03 AMT
  2.03%, 6/01/08(a)                                     7,100         7,100,000
Philadelphia Airport Sys
  AMBAC Ser 95A AMT
  6.10%, 6/15/25(b)                                    10,000        10,446,799
Philadephia Gas Wks Rev
  AGC Ser 04A-1
  5.25%, 9/01/19                                        1,015         1,095,469
Philadelphia IDR
  FSA Ser 03
  18.57%, 10/01/10(a)                                   1,600         1,891,216
Philadelphia Sch Dist Lease Rev
  FSA Ser 03
  5.25%, 6/01/26                                        5,000         5,263,500


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 67


                              Pennsylvania Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Pittsburgh Urban Redev Auth SFMR
  (Mortgage Rev) FHA AMT
  Ser 97A
  6.25%, 10/01/28                                     $   790     $     818,006
  Ser 00A
  6.40%, 10/01/31                                       3,085         3,436,351
Potter Cnty Hosp Rev
  (Charles Cole Memorial) RADIAN Ser 96
  6.05%, 8/01/24                                        4,340         4,596,668
South Central Hosp Rev
  (Wellspan Health) MBIA Ser 01
  5.25%, 5/15/31                                        4,700         4,821,354
Warren Cnty Hosp Auth Rev
  (Warren General) Ser 94B
  7.00%, 4/01/19                                        2,200         2,251,524
Washington Cnty
  (Capital Funding) AMBAC Ser 99
  6.15%, 12/01/29                                       7,000         7,311,780
                                                                  -------------
                                                                    132,934,734
                                                                  -------------
California-2.0%
California State GO
  5.00%, 2/01/33                                        2,000         2,015,160
  5.25%, 4/01/27                                        1,250         1,300,575
                                                                  -------------
                                                                      3,315,735
                                                                  -------------
Florida-7.6%
Collier Cnty Cmnty FAC Dist
  (Fiddlers Creek) Ser 96
  7.50%, 5/01/18                                        1,440         1,519,690
Collier Cnty IDR
  (Southern States Utils) Ser 96 AMT
  6.50%, 10/01/25                                       6,500         6,795,100
Crossings at Fleming Island
  Cmnty Dev Dist
  (Eagle Harbor) Ser 00C
  7.10%, 5/01/30                                        2,000         2,117,040
Double Branch Cmnty Dev Dist
  (Oakleaf Village) Ser 02A
  6.70%, 5/01/34                                        1,050         1,123,164
Northern Palm Beach Asses Dist
  (Unit Development 27B) Ser 02
  6.40%, 8/01/32                                          990         1,013,720
                                                                  -------------
                                                                     12,568,714
                                                                  -------------
Guam-0.3%
Guam Intl Arpt Auth
  MBIA Ser 03B
  5.25%, 10/01/23                                         500           536,020
                                                                  -------------


_______________________________________________________________________________

68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                              Pennsylvania Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Illinois-1.2%
Antioch Village Spl Svc Area
  (Deercrest Proj) Ser 03
  6.625%, 3/01/33                                     $ 1,000     $     996,150
Yorkville Cmnty Fac Dist
  (Raintree Village Project) Ser 03
  6.875%, 3/01/33                                       1,000         1,029,650
                                                                  -------------
                                                                      2,025,800
                                                                  -------------
Puerto Rico-5.0%
Puerto Rico Comwlth
  Hwy & Trans Auth Rev FGIC Ser 03
  8.72%, 7/01/14(c)                                     3,265         4,152,786
Puerto Rico Comwlth
  Hwy & Trans Auth Rev
  FSA Ser 02D
  5.00%, 7/01/27                                        4,000         4,140,080
                                                                  -------------
                                                                      8,292,866
                                                                  -------------
Rhode Island-1.1%
Rhode Island Tobacco Settlement Rev
  Ser 02A
  6.125%, 6/01/32                                       2,000         1,795,760
                                                                  -------------
Virgin Islands-1.3%
Virgin Islands Pub Fin Auth Rev
  ACA Ser 03
  5.00%, 10/01/31                                       1,250         1,249,400
Virgin Islands Pub Fin Auth Rev(a)
  FSA Ser 03A
  17.43%, 10/01/13                                         85           136,026
  FSA Ser 03B
  17.43%, 10/01/14                                         50            80,583
  FSA Ser 03C
  18.69%, 10/01/15                                         70           119,244
  FSA Ser 03D
  18.69%, 10/01/16                                        180           306,700
  FSA Ser 03E
  18.69%, 10/01/17                                        115           190,960
                                                                  -------------
                                                                      2,082,913
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $155,175,582)                                               163,552,542
                                                                  -------------
Total Investments-98.6%
  (cost $155,175,582)                                               163,552,542
Other assets less liabilities-1.4%                                    2,299,070
                                                                  -------------
Net Assets-100%                                                   $ 165,851,612
                                                                  =============


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 69


                              Pennsylvania Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS (see Note D)


                                                        Rate Type
                                            -------------------------------
                   Notional                     Payments        Payment
      Swap          Amount     Termination      made by       received by      Unrealized
  Counterparty      (000)          date      the Portfolio   the Portfolio    Appreciation
---------------  -----------  ------------  --------------  ---------------  --------------
   JP Morgan        $3,265      11/18/04        1.297%            BMA*           $ 1,147

                                                                85.10% of
 Merrill Lynch       9,900       2/03/06         BMA*        1 Month LIBOR+       31,978




*  BMA  (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)


See footnote summary on page 76.

See Glossary of Terms on page 76.

See notes to financial statements.


_______________________________________________________________________________

70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                  Virginia Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2004


                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES-97.5%

Long-Term Municipal Bonds-95.3%
Virginia-86.5%
Albemarle Cnty Ed Fac
  (The Convent School) Ser 01A
  7.50%, 7/15/23                                      $   500     $     525,565
  7.75%, 7/15/32                                        8,260         8,719,339
Alexandria MFHR
  (Buckingham Village Apts) Ser 96A AMT
  6.15%, 1/01/29                                        4,000         4,103,160
Arlington Cnty Hosp Rev
  (Arlington Health Sys) Ser 01
  5.25%, 7/01/31                                        6,400         6,526,336
Arlington Cnty IDR Sewer Rev
  (Ogden Martin) FSA Ser 98B AMT
  5.25%, 1/01/09                                        2,295         2,529,365
Arlington Cnty MFHR
  (Arlington View Terrace)
  FNMA Ser 01 AMT
  5.15%, 11/01/31                                       1,550         1,605,614
Bell Creek Cmnty Dev Dist
  Ser 03A
  6.75%, 3/01/22                                          900           920,961
Broad Street Cmnty Dev Dist
  (Parking Fac) Ser 03
  7.50%, 6/01/33                                        1,500         1,505,310
Celebrate VA North Cmnty Dev Dist
  Ser 03B
  6.60%, 3/01/25                                        1,250         1,265,788
Chesterfield Cnty
  (VA Elec & Pwr Co) Ser 02
  5.875%, 6/01/17                                       3,800         4,201,736
Dinwiddie Cnty Indl Dev Auth
  (Lease Rev) MBIA Ser 04B
  5.00%, 2/15/24                                        2,100         2,180,010
Dulles Town Cmnty Dev Auth
  (Dulles Town Ctr Proj) Ser 98
  6.25%, 3/01/26                                        2,065         2,107,085
Fairfax Water Auth Rev
  Ser 02
  5.00%, 4/01/32                                        3,380         3,447,701
Greater Richmond Hotel Tax Rev
  (Convention Ctr Proj) Ser 00
  6.25%, 6/15/32                                        6,000         6,701,880
Hampton Convention Ctr Rev
  AMBAC Ser 02
  5.00%, 1/15/35(b)                                     5,150         5,237,550


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 71


                                  Virginia Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Harrisonburg MFHR
  (Battery Heights Assoc) GNMA Ser 96A
  6.25%, 4/20/36                                      $ 5,185     $   5,386,956
Harrisonburg MFHR
  (Greens of Salem Run) FSA Ser 97 AMT
  6.30%, 4/01/29                                        1,140         1,198,003
Henrico Cnty IDR Solid Waste Rev
  (Browning-Ferris) Ser 97A AMT
  5.875%, 3/01/17                                       1,000           936,660
Henry Cnty Hosp Rev
  (Memorial Hosp Martinsville & Henry)
  Ser 97
  6.00%, 1/01/27                                        1,250         1,370,563
Isle Wight Cnty IDR
  (International Paper Co) Ser 00A AMT
  6.60%, 5/01/24                                        1,700         1,804,091
Isle Wight Cnty Solid Waste Rev
  (Union Camp Corp) Ser 94 AMT
  6.55%, 4/01/24                                        4,000         4,092,840
James City Cnty Solid Waste Rev
  (Anheuser Busch Proj) Ser 97 AMT
  6.00%, 4/01/32                                        4,200         4,365,228
Loudoun Cnty IDR Hosp Rev
  (Loudoun Hosp Ctr) FSA Ser 95
  5.80%, 6/01/20                                        2,500         2,607,800
Metropolitan Washington Arpt Rev
  Ser 97B AMT
  5.50%, 10/01/23                                       9,410         9,712,814
Newport News Hlth Care Fac
  (Mennowood) GNMA Ser 96A
  6.25%, 8/01/36                                        2,590         2,723,022
Newport News MFHR
  (Walker Village Proj) GNMA Ser 02A AMT
  5.55%, 9/20/34                                        1,880         1,943,412
  5.65%, 3/20/44                                        1,660         1,715,776
Norfolk Arpt Auth Rev
  (Air Cargo) Ser 02 AMT
  6.25%, 1/01/30(b)                                     1,000         1,014,750
Norfolk Arpt Auth Rev
  FGIC Ser 01B AMT
  5.30%, 7/01/25(d)                                    10,000        10,370,799
Portsmouth Util Rev
  FGIC Ser 01B
  5.00%, 6/01/26                                        1,500         1,522,410
Prince William MFHR
  (Woodwind Gables)
  AMBAC Ser 01A AMT
  5.30%, 12/01/34                                       2,860         2,949,032
Staunton Ed Fac
  (Mary Baldwin College) Ser 96
  6.75%, 11/01/21                                       3,645         3,791,565


_______________________________________________________________________________

72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                  Virginia Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
Virginia Beach MFHR
  (Beth Sholom Terrace) GNMA Ser 02
  5.40%, 4/01/44                                      $ 2,900     $   2,976,531
Virginia Biotechnology Auth
  (Consolidated Laboratories Proj) Ser 01
  5.00%, 9/01/21                                        4,170         4,401,185
Virginia Hsg Dev Auth MFHR
  (Rental Hsg)
  Ser 99 AMT
  5.95%, 2/01/23                                        5,525         5,788,156
  Ser 02B AMT
  5.50%, 4/01/27                                        5,000         5,162,200
Virginia Hsg Dev Auth SFMR
  (Mortgage Rev) Ser 01D AMT
  5.40%, 6/01/24                                        3,155         3,256,118
Virginia Port Auth Rev
  (Newport News) Ser 02 AMT
  5.00%, 7/01/27                                        1,000         1,007,890
  5.125%, 7/01/24                                       4,000         4,182,240
Virginia Sewer Rev
  (Hopwell Wastewtr Fac) Ser 95A AMT
  6.00%, 10/01/25                                       1,375         1,426,081
                                                                  -------------
                                                                    137,283,522
                                                                  -------------
California-3.0%
California State GO
  5.00%, 2/01/33                                        2,615         2,652,781
  5.25%, 4/01/27-4/01/29                                2,000         2,077,820
                                                                  -------------
                                                                      4,730,601
                                                                  -------------
Florida-2.0%
Fleming Island Plantation Cmnty Dev Dist
  Ser 00B
  7.375%, 5/01/31                                       3,000         3,233,400
                                                                  -------------
Illinois-0.6%
Yorkville IL Cmnty Fac Dist
  (Raintree Village Proj) Ser 03
  6.875%, 3/01/33                                       1,000         1,029,650
                                                                  -------------
New Jersey-0.3%
New Jersey Eco Dev Auth
  (Continental Airlines) Ser 00 AMT
  7.20%, 11/15/30                                         500           396,290
                                                                  -------------
Puerto Rico-2.2%
Puerto Rico Comwlth Hwy & Trans Auth
  FGIC Ser 03
  8.72%, 7/01/14                                        1,800         2,289,438
Puerto Rico Elec Pwr Auth
  XLCA Ser 02-1
  5.25%, 7/01/22                                        1,100         1,185,195
                                                                  -------------
                                                                      3,474,633
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 73


                                  Virginia Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                         (000)            Value
-------------------------------------------------------------------------------
South Carolina-0.7%
South Carolina Pub Svc Auth TBD
  FGIC Ser 05A
  5.25%, 1/01/22                                      $ 1,000     $   1,042,150
                                                                  -------------
Total Long-Term Municipal Bonds
  (cost $143,969,504)                                               151,190,246
                                                                  -------------
Short-Term Municipal Notes(c)-2.2%
Virginia-1.3%
Loudoun Cnty Indl Dev Auth
  (Howard Hughes Med)
  Ser 03A
  1.730%, 2/15/38                                         500           500,000
  Ser 03C
  1.80%, 2/15/38                                        1,500         1,500,000
                                                                  -------------
                                                                      2,000,000
                                                                  -------------
Ohio-0.3%
Ohio Solid Waste Rev
  (BP Amoco) Ser 00 AMT
  1.78%, 8/01/34                                          500           500,000
                                                                  -------------
Texas-0.6%
Gulf Coast Waste Disp Auth
  Environmental Facs Rev
  (ExxonMobil Proj) Ser 01A AMT
  1.70%, 6/01/30                                        1,000         1,000,000
                                                                  -------------
Total Short-Term Municipal Notes
  (cost $3,500,000)                                                   3,500,000
                                                                  -------------
Total Investments-97.5%
  (cost $147,469,504)                                               154,690,246
Other assets less liabilities-2.5%                                    4,030,352
                                                                  -------------
Net Assets-100%                                                   $ 158,720,598
                                                                  =============


_______________________________________________________________________________

74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                  Virginia Portfolio - Portfolio of Investments
-------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS (see Note D)


                        Number                                               Value at
                          of                    Expiration     Original     Sept. 30,      Unrealized
        Type           Contracts     Position      Month         Value         2004       Appreciation
--------------------  ------------  ----------  -----------  ------------  ------------  --------------
U.S. Treasury Note                                December
  10 Yr Futures           82           Long         2004       $9,144,505   $9,235,250      $ 90,745

U.S. Treasury Note                                December
  10 Yr Swap Futures      73           Long         2004        8,073,344   $8,084,750        11,406
                                                                                            --------
                                                                                            $102,151
                                                                                            --------



INTEREST RATE SWAP CONTRACTS (see Note D)


                                                       Rate Type
                                            -------------------------------
                   Notional                     Payment         Payment
      Swap          Amount     Termination     made by        received by      Unrealized
  Counterparty      (000)          date      the Portfolio   the Portfolio    Appreciation
---------------  -----------  ------------  --------------  ---------------  --------------
   JP Morgan        $6,500      11/18/04         1.297%           BMA*           $ 2,283

                                                               85.10% of
 Merrill Lynch       9,400       2/03/06          BMA*       1 Month LIBOR+       30,363



*  BMA  (Bond Market Association)

+  LIBOR  (London Interbank Offered Rate)


See footnote summary on page 76.

See Glossary of Terms on page 76.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 75


                                                       Portfolio of Investments
-------------------------------------------------------------------------------

(a) Inverse floater-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c)  Variable rate coupon, rate shown as of September 30, 2004.

(d) Position segregated to collateralize margin requirements for open futures contracts sold, as follows: Florida Portfolio, $106,451; Massachusetts Portfolio, $141,286; Michigan Portfolio, $571,079; New Jersey Portfolio, $404,188; Ohio Portfolio, $57,501; Virginia Portfolio, $114,079.

Glossary of Terms:

ACA          American Capital Access
AMBAC        American Municipal Bond Assurance Company
AMT          Alternative Minimum Tax
BAN          Bond Anticipation Note
CBT          Chicago Board of Trade
CGIC         Capital Guaranty Insurance Company
CDD          Community Development District
CFD          Community Facility District
CONNIE LEE   Connie Lee Insurance Company
COP          Certificate of Participation
EDA          Economic Development Agency
ETM          Escrow to Maturity
FGIC         Financial Guaranty Insurance Company
FHA          Federal Housing Authority
FHLMC        Federal Home Loan Mortgage Corporation
FNMA         Federal National Mortgage Association
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Association
GO           General Obligation
HEFA         Health & Educational Facility Authority
HFA          Housing Finance Agency/Authority
IDA          Industrial Development Authority
IDB          Industrial Development Bond
IDR          Industrial Development Revenue
MBIA         Municipal Bond Investors Assurance
MFHR         Multi-Family Housing Revenue
NR           Rating not applied for
PCR          Pollution Control Revenue
RADIAN       Radian Group, Inc.
RAN          Revenue Anticipation Note
SFMR         Single Family Mortgage Revenue
SWDR         Solid Waste Disposal Revenue
TBD          To be Determined
TFA          Transitional Finance Authority
VRDN         Variable Rate Demand Note
XLCA         XL Capital Assurance, Inc.


_______________________________________________________________________________

76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
September 30, 2004


                                                    Arizona          Florida
                                                 =============    =============
ASSETS
Investments in securities, at value
  (cost: $176,563,570 and $204,441,616,
  respectively)                                  $ 184,029,448    $ 215,505,819
Cash                                                    81,055           99,434
Unrealized appreciation of interest rate swap
  contracts                                             37,267           60,677
Interest receivable                                  2,692,058        4,616,984
Receivable for shares of beneficial interest
  sold                                                 276,583          775,369
Receivable for investment securities sold                   -0-       1,666,596
                                                 -------------    -------------
Total assets                                       187,116,411      222,724,879
                                                 -------------    -------------
LIABILITIES
Unrealized depreciation of interest rate swap
  contracts                                                 -0-          82,575
Payable for shares of beneficial interest
  redeemed                                             465,762          821,421
Dividends payable                                      448,519          532,577
Distribution fee payable                               101,842          122,637
Advisory fee payable                                    35,672           42,986
Administrative fee payable                              20,015           19,979
Transfer agent fee payable                               7,357            7,865
Payable for investment securities purchased                 -0-       1,033,540
Variation margin on futures contracts                       -0-          11,875
Accrued expenses and other liabilities                  80,037           83,997
                                                 -------------    -------------
Total liabilities                                    1,159,204        2,759,452
                                                 -------------    -------------
Net Assets                                       $ 185,957,207    $ 219,965,427
                                                 =============    =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par            $     169,927    $     214,562
Additional paid-in capital                         181,329,179      219,365,773
Distributions in excess of net investment
  income                                              (235,786)        (327,003)
Accumulated net realized loss on investment
  transactions                                      (2,809,258)     (10,414,315)
Net unrealized appreciation of investments           7,503,145       11,126,410
                                                 -------------    -------------
                                                 $ 185,957,207    $ 219,965,427
                                                 =============    =============
Class A Shares
Net assets                                       $  88,700,937    $ 101,529,624
                                                 -------------    -------------
Shares of beneficial interest outstanding            8,099,772        9,907,438
                                                 -------------    -------------
Class B Shares
Net assets                                       $  76,951,497    $  79,265,936
                                                 -------------    -------------
Shares of beneficial interest outstanding            7,036,211        7,729,068
                                                 -------------    -------------
Class C Shares
Net assets                                       $  20,304,773    $  39,169,867
                                                 -------------    -------------
Shares of beneficial interest outstanding            1,856,738        3,819,673
                                                 -------------    -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share          $10.95           $10.25
Sales charge--4.25% of public offering price               .49              .45
                                                        ------           ------
Maximum offering price                                  $11.44           $10.70
                                                        ======           ======
Class B Shares
Net asset value and offering price per share            $10.94           $10.26
                                                        ======           ======
Class C Shares
Net asset value and offering price per share            $10.94           $10.25
                                                        ======           ======

See notes to financial statements.

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 77


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

                                                 Massachusetts         Michigan
                                                 =============    =============
ASSETS
Investments in securities, at value
  (cost: $128,473,466 and $129,051,037,
  respectively)                                  $ 136,716,726    $ 135,526,573
Cash                                                   409,168          674,385
Unrealized appreciation of interest rate swap
  contracts                                             33,685           29,078
Interest receivable                                  2,175,542        2,521,833
Receivable for shares of beneficial interest
  sold                                                 459,913          184,505
Receivable for investment securities sold                   -0-       1,801,909
Variation margin on futures contracts                       -0-           3,594
                                                 -------------    -------------
Total assets                                       139,795,034      140,741,877
                                                 -------------    -------------
LIABILITIES
Payable for shares of beneficial interest
  redeemed                                             517,373          779,434
Dividends payable                                      259,531          247,047
Distribution fee payable                                91,356           86,453
Administrative fee payable                              20,038               -0-
Variation margin on futures contracts                   18,125               -0-
Advisory fee payable                                    17,934           65,831
Transfer agent fee payable                               7,177            6,711
Payable for investment securities purchased                 -0-       3,130,627
Accrued expenses and other liabilities                  86,161           76,646
                                                 -------------    -------------
Total liabilities                                    1,017,695        4,392,749
                                                 -------------    -------------
Net Assets                                       $ 138,777,339    $ 136,349,128
                                                 =============    =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par            $     127,188    $     126,509
Additional paid-in capital                         141,693,743      131,273,319
Distributions in excess of net investment
  income                                              (224,034)        (247,917)
Accumulated net realized loss on investment
  transactions                                     (11,218,388)      (1,281,620)
Net unrealized appreciation of investments           8,398,830        6,478,837
                                                 -------------    -------------
                                                 $ 138,777,339    $ 136,349,128
                                                 =============    =============
Class A Shares
Net assets                                       $  39,749,399    $  45,361,904
                                                 -------------    -------------
Shares of beneficial interest outstanding            3,638,534        4,204,615
                                                 -------------    -------------
Class B Shares
Net assets                                       $  63,430,431    $  47,605,246
                                                 -------------    -------------
Shares of beneficial interest outstanding            5,816,228        4,419,051
                                                 -------------    -------------
Class C Shares
Net assets                                       $  35,597,509    $  43,381,978
                                                 -------------    -------------
Shares of beneficial interest outstanding            3,264,026        4,027,205
                                                 -------------    -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share          $10.92           $10.79
Sales charge--4.25% of public offering price               .48              .48
                                                        ------           ------
Maximum offering price                                  $11.40           $11.27
                                                        ======           ======
Class B Shares
Net asset value and offering price per share            $10.91           $10.77
                                                        ======           ======
Class C Shares
Net asset value and offering price per share            $10.91           $10.77
                                                        ======           ======

See notes to financial statements.

_______________________________________________________________________________

78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

                                                   Minnesota       New Jersey
                                                 =============    =============
ASSETS
Investments in securities, at value
  (cost: $93,241,077 and $181,272,470,
  respectively)                                  $  97,516,486    $ 191,544,670
Cash                                                    59,118        3,835,988
Unrealized appreciation of interest rate swap
  contracts                                             19,165           72,381
Interest receivable                                  1,407,885        3,326,542
Receivable for shares of beneficial interest
  sold                                                 513,812          551,601
Receivable for investment securities sold                   -0-         677,216
Variation margin on futures contracts                       -0-           7,031
                                                 -------------    -------------
Total assets                                        99,516,466      200,015,429
                                                 -------------    -------------
LIABILITIES
Payable for investment securities purchased            598,440               -0-
Payable for shares of beneficial interest
  redeemed                                             294,785        1,400,902
Dividends payable                                      243,048          391,205
Distribution fee payable                                43,656          119,994
Advisory fee payable                                    19,707           44,842
Transfer agent fee payable                              10,205            7,515
Administrative fee payable                                  -0-          20,032
Accrued expenses and other liabilities                  81,259          105,877
                                                 -------------    -------------
Total liabilities                                    1,291,100        2,090,367
                                                 -------------    -------------
Net Assets                                       $  98,225,366    $ 197,925,062
                                                 =============    =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par            $      96,866    $     201,165
Additional paid-in capital                          96,153,939      203,614,503
Distributions in excess of net investment
  income                                              (198,886)        (363,950)
Accumulated net realized loss on investment
  transactions                                      (2,121,127)     (15,819,081)
Net unrealized appreciation of investments           4,294,574       10,292,425
                                                 -------------    -------------
                                                 $  98,225,366    $ 197,925,062
                                                 =============    =============
Class A Shares
Net assets                                       $  64,847,337    $  76,164,591
                                                 -------------    -------------
Shares of beneficial interest outstanding            6,395,536        7,743,592
                                                 -------------    -------------
Class B Shares
Net Assets                                       $  16,976,147    $  83,834,638
                                                 -------------    -------------
Shares of beneficial interest outstanding            1,674,764        8,519,905
                                                 -------------    -------------
Class C Shares
Net assets                                       $  16,401,882    $  37,925,833
                                                 -------------    -------------
Shares of beneficial interest outstanding            1,616,253        3,852,969
                                                 -------------    -------------
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share          $10.14           $ 9.84
Sales charge--4.25% of public offering price               .45              .44
                                                        ------           ------
Maximum offering price                                  $10.59           $10.28
                                                        ======           ======
Class B Shares
Net asset value and offering price per share            $10.14           $ 9.84
                                                        ======           ======
Class C Shares
Net asset value and offering price per share            $10.15           $ 9.84
                                                        ======           ======

See notes to financial statements.

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 79


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

                                                      Ohio        Pennsylvania
                                                 =============    =============
ASSETS
Investments in securities, at value
  (cost: $187,438,279 and $155,175,582
  respectively)                                  $ 195,115,698    $ 163,552,542
Cash                                                    52,750          195,681
Unrealized appreciation of interest rate swap
  contracts                                             38,069           33,125
Interest receivable                                  3,158,585        3,330,817
Receivable for shares of beneficial interest
  sold                                                 864,580          903,013
Receivable for investment securities sold                   -0-       1,067,228
                                                 -------------    -------------
Total assets                                       199,229,682      169,082,406
                                                 -------------    -------------
LIABILITIES
Payable for shares of beneficial interest
redeemed                                             1,040,261        1,562,313
Payable for investment securities purchased          1,033,540        1,096,149
Dividends payable                                      333,194          293,384
Distribution fee payable                               116,616           94,460
Advisory fee payable                                    46,411           61,421
Administrative fee payable                              20,025           38,790
Transfer agent fee payable                               9,929           12,540
Variation margin on futures contracts                    5,469               -0-
Accrued expenses and other liabilities                  86,419           71,737
                                                 -------------    -------------
Total liabilities                                    2,691,864        3,230,794
                                                 -------------    -------------
Net Assets                                       $ 196,537,818    $ 165,851,612
                                                 =============    =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par            $     194,748    $     158,236
Additional paid-in capital                         196,698,319      162,079,599
Distributions in excess of net investment
  income                                              (237,836)        (218,442)
Accumulated net realized loss on investment
  transactions                                      (7,871,634)      (4,577,866)
Net unrealized appreciation of investments           7,754,221        8,410,085
                                                 -------------    -------------
                                                 $ 196,537,818    $ 165,851,612
                                                 =============    =============
Class A Shares
Net assets                                       $  78,183,912    $  74,131,994
                                                 -------------    -------------
Shares of beneficial interest outstanding            7,744,277        7,073,372
                                                 -------------    -------------
Class B Shares
Net assets                                       $  70,121,042    $  55,551,863
                                                 -------------    -------------
Shares of beneficial interest outstanding            6,950,971        5,299,759
                                                 -------------    -------------
Class C Shares
Net assets                                       $  48,232,864    $  36,167,755
                                                 -------------    -------------
Shares of beneficial interest outstanding            4,779,508        3,450,458
                                                 -------------    -------------

CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share          $10.10           $10.48
Sales charge--4.25% of public offering price               .45              .47
                                                        ------           ------
Maximum offering price                                  $10.55           $10.95
                                                        ======           ======
Class B Shares
Net asset value and offering price per share            $10.09           $10.48
                                                        ======           ======
Class C Shares
Net asset value and offering price per share            $10.09           $10.48
                                                        ======           ======

See notes to financial statements.

_______________________________________________________________________________

80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

                                                                    Virginia
                                                                  =============
ASSETS
Investment in securities, at value (cost $147,469,504)            $ 154,690,246
Cash                                                                    128,476
Unrealized appreciation of interest rate swap contracts                  32,646
Receivable for investment securities sold                             5,815,300
Interest Receivable                                                   2,594,371
Receivable for shares of beneficial interest sold                       553,023
                                                                  -------------
Total assets                                                        163,814,062
                                                                  -------------
LIABILITIES
Payable for investment securities purchased                           3,222,484
Payable for shares of beneficial interest redeemed                    1,333,767
Dividends payable                                                       318,535
Distribution fee payable                                                 93,877
Advisory fee payable                                                     18,320
Transfer agent fee payable                                                8,842
Variation margin on futures contracts                                     1,406
Accrued expenses                                                         96,233
                                                                  -------------
Total liabilities                                                     5,093,464
                                                                  -------------
Net Assets                                                        $ 158,720,598
                                                                  =============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                             $     147,573
Additional paid-in capital                                          155,054,929
Accumulated undistributed net investment income                         132,089
Accumulated net realized loss on investment transactions             (3,969,532)
Net unrealized appreciation of investments                            7,355,539
                                                                  -------------
                                                                  $ 158,720,598
                                                                  =============
Class A Shares
Net assets                                                        $  64,088,427
                                                                  -------------
Shares of beneficial interest outstanding                             5,951,595
                                                                  -------------
Class B Shares
Net assets                                                        $  65,978,052
                                                                  -------------
Shares of beneficial interest outstanding                             6,138,505
                                                                  -------------
Class C Shares
Net assets                                                        $  28,654,119
                                                                  -------------
Shares of beneficial interest outstanding                             2,667,186
                                                                  -------------

CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share                           $10.77
Sales charge--4.25% of public offering price                                .48
                                                                         ------
Maximum offering price                                                   $11.25
                                                                         ======
Class B Shares
Net asset value and offering price per share                             $10.75
                                                                         ======
Class C Shares
Net asset value and offering price per share                             $10.74
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 81


                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended September 30, 2004
                                                    Arizona          Florida
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $  11,063,564    $  13,350,632
                                                 -------------    -------------
EXPENSES
Advisory fee                                         1,241,769        1,463,340
Distribution fee -- Class A                            287,364          309,402
Distribution fee -- Class B                            839,615          926,676
Distribution fee -- Class C                            223,504          423,683
Custodian                                              138,089          135,441
Transfer agency                                         83,304           91,518
Administrative                                          80,750           80,750
Audit and legal                                         68,874           72,309
Printing                                                34,151           39,629
Registration                                            28,326           24,106
Trustees' fees                                           2,400            1,600
Miscellaneous                                           14,786           13,653
                                                 -------------    -------------
Total expenses                                       3,042,932        3,582,107
Less: expense offset arrangement
  (see Note B)                                              (7)              (7)
Less: expenses waived and reimbursed by
  Adviser (see Note B)                                (722,365)        (779,124)
                                                 -------------    -------------
Net expenses                                         2,320,560        2,802,976
                                                 -------------    -------------
Net investment income                                8,743,004       10,547,656
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                              430,338          812,783
  Futures contracts                                      7,402         (102,168)
  Swap contracts                                        (8,522)          28,161
Net change in unrealized
  appreciation/depreciation of:
  Investments                                        2,310,746          542,346
  Futures contracts                                     44,522          144,144
  Swap contracts                                        37,267           44,422
                                                 -------------    -------------
Net gain on investment transactions                  2,821,753        1,469,688
                                                 -------------    -------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                     $  11,564,757    $  12,017,344
                                                 =============    =============

See notes to financial statements.


_______________________________________________________________________________

82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                        Statement of Operations
-------------------------------------------------------------------------------

                                                 Massachusetts      Michigan
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $   8,318,556    $   8,180,359
                                                 -------------    -------------
EXPENSES
Advisory fee                                           919,343          909,536
Distribution fee -- Class A                            121,422          137,487
Distribution fee -- Class B                            698,686          536,791
Distribution fee -- Class C                            393,049          485,378
Custodian                                              132,656          135,440
Administrative                                          80,750           80,750
Transfer agency                                         76,165           96,118
Audit and legal                                         68,268           63,973
Printing                                                32,229           33,258
Registration                                            13,368            1,056
Trustees' fees                                           2,200            2,400
Miscellaneous                                           12,137           14,000
                                                 -------------    -------------
Total expenses                                       2,550,273        2,496,187
Less: expense offset arrangement
  (see Note B)                                              (7)              (8)
Less: expenses waived and reimbursed by
  Adviser (see Note B)                                (558,942)        (285,397)
                                                 -------------    -------------
Net expenses                                         1,991,324        2,210,782
                                                 -------------    -------------
Net investment income                                6,327,232        5,969,577
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                              707,818         (755,198)
  Futures contracts                                    115,755          (92,022)
  Swap contracts                                       (66,274)         (18,913)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                          622,046        2,122,589
  Futures contracts                                    187,368          (25,777)
  Swap contracts                                       134,068           29,078
                                                 -------------    -------------
Net gain on investment transactions                  1,700,781        1,259,757
                                                 -------------    -------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                     $   8,028,013    $   7,229,334
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 83


                                                        Statement of Operations
-------------------------------------------------------------------------------

                                                   Minnesota       New Jersey
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $   5,514,762    $  11,760,146
                                                 -------------    -------------
EXPENSES
Advisory fee                                           644,198        1,322,667
Distribution fee -- Class A                            197,269          229,765
Distribution fee -- Class B                            211,955          972,799
Distribution fee -- Class C                            179,301          414,211
Custodian                                              124,022          139,295
Administrative                                          80,750           80,750
Audit and legal                                         67,972           75,218
Transfer agency                                         67,923          149,532
Printing                                                21,968           58,263
Registration                                            10,248           10,391
Trustees' fees                                           2,400            2,600
Miscellaneous                                            4,049           15,382
                                                 -------------    -------------
Total expenses                                       1,612,055        3,470,873
Less: expense offset arrangement
  (see Note B)                                              (5)             (11)
Less: expenses waived and reimbursed by
  Adviser (see Note B)                                (394,232)        (626,939)
                                                 -------------    -------------
Net expenses                                         1,217,818        2,843,923
                                                 -------------    -------------
Net investment income                                4,296,944        8,916,223
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized loss on:
  Investment transactions                             (538,059)        (296,309)
  Futures contracts                                    (54,302)        (376,702)
  Swap contracts                                        (6,395)         (22,557)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                          301,533        1,083,953
  Futures contracts                                         -0-         229,020
  Swap contracts                                        19,165           71,368
                                                 -------------    -------------
Net gain (loss) on investment
  transactions                                        (278,058)         688,773
                                                 -------------    -------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                     $   4,018,886    $   9,604,996
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                        Statement of Operations
-------------------------------------------------------------------------------

                                                     Ohio         Pennsylvania
                                                 =============    =============
INVESTMENT INCOME
Interest                                         $  10,896,114    $   9,978,099
                                                 -------------    -------------
EXPENSES
Advisory fee                                         1,277,801        1,114,700
Distribution fee -- Class A                            236,063          237,044
Distribution fee -- Class B                            781,598          626,309
Distribution fee -- Class C                            512,104          397,719
Custodian                                              135,560          132,840
Transfer agency                                        119,573          121,389
Administrative                                          80,750           80,750
Audit and legal                                         69,838           63,761
Printing                                                39,792           39,919
Registration                                            13,106           12,638
Trustees' fees                                           3,100            1,600
Miscellaneous                                           17,742           14,118
                                                 -------------    -------------
Total expenses                                       3,287,027        2,842,787
Less: expense offset arrangement
  (see Note B)                                             (10)              (9)
Less: expenses waived and reimbursed by
  Adviser (see Note B)                                (612,934)        (402,490)
                                                 -------------    -------------
Net expenses                                         2,674,083        2,440,288
                                                 -------------    -------------
Net investment income                                8,222,031        7,537,811
                                                 -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                            1,184,162        3,377,406
  Futures contracts                                   (179,528)         (25,782)
  Swap contracts                                        74,187           (6,953)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                         (702,310)      (2,902,797)
  Futures contracts                                    132,577               -0-
  Swap contracts                                        38,069           33,125
                                                 -------------    -------------
Net gain on investment transactions                    547,157          474,999
                                                 -------------    -------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                $   8,769,188    $   8,012,810
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 85


                                                        Statement of Operations
-------------------------------------------------------------------------------

                                                                    Virginia
                                                                  =============
INVESTMENT INCOME
Interest                                                          $   9,470,644
                                                                  -------------
EXPENSES
Advisory fee                                                          1,049,318
Distribution fee -- Class A                                             196,906
Distribution fee -- Class B                                             743,929
Distribution fee -- Class C                                             307,910
Custodian                                                               130,549
Transfer agency                                                          88,118
Administrative                                                           80,750
Audit and legal                                                          69,893
Printing                                                                 34,780
Registration                                                             19,416
Trustees' fees                                                            1,700
Miscellaneous                                                            14,662
                                                                  -------------
Total expenses                                                        2,737,931
Less: expense offset arrangement (see Note B)                                (8)
Less: expenses waived and reimbursed by Adviser
  (see Note B)                                                         (771,738)
                                                                  -------------
Net expenses                                                          1,966,185
                                                                  -------------
Net investment income                                                 7,504,459
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                             1,007,979
  Futures contracts                                                     (39,287)
  Swap transactions                                                      30,184
Net change in unrealized appreciation/depreciation of:
  Investments                                                        (1,158,678)
  Futures contracts                                                     158,457
  Swap contracts                                                         32,646
                                                                  -------------
Net gain on investment transactions                                      31,301
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $   7,535,760
                                                                  =============


See notes to financial statements.


_______________________________________________________________________________

86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                            Arizona
                                                 ==============================
                                                  Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2004             2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   8,743,004    $   9,900,218
Net realized gain (loss) on
  investment transactions                              429,218         (448,519)
Net change in unrealized
  appreciation/depreciation
  of investments                                     2,392,535       (5,693,301)
                                                 -------------    -------------
Net increase in net assets
  from operations                                   11,564,757        3,758,398

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (4,498,712)      (5,121,405)
  Class B                                           (3,339,827)      (3,716,622)
  Class C                                             (889,719)      (1,032,018)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (32,967,788)     (15,652,231)
                                                 -------------    -------------
Total decrease                                     (30,131,289)     (21,763,878)

NET ASSETS
Beginning of period                                216,088,496      237,852,374
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of $(227,264) and $(242,010),
  respectively)                                  $ 185,957,207    $ 216,088,496
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 87


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                            Florida
                                                 ==============================
                                                   Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2004             2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $  10,547,656    $  11,766,440
Net realized gain on
  investment transactions                              738,776        1,789,970
Net change in unrealized
  appreciation/depreciation
  of investments                                       730,912       (5,418,566)
                                                 -------------    -------------
Net increase in net assets
  from operations                                   12,017,344        8,137,844

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (5,007,559)      (5,600,400)
  Class B                                           (3,858,129)      (4,815,342)
  Class C                                           (1,765,473)      (2,278,005)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                            (42,766,066)       1,843,321
                                                 -------------    -------------
Total decrease                                     (41,379,883)      (2,712,582)

NET ASSETS
Beginning of period                                261,345,310      264,057,892
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of $(402,021) and $(318,516),
  respectively)                                  $ 219,965,427    $ 261,345,310
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                         Massachusetts
                                                 ==============================
                                                   Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2004             2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   6,327,232    $   7,532,916
Net realized gain (loss) on
  investment transactions                              757,299         (608,810)
Net change in unrealized
  appreciation/depreciation
  of investments                                       943,482       (4,052,260)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    8,028,013        2,871,846

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (1,934,023)      (2,532,333)
  Class B                                           (2,837,125)      (3,220,270)
  Class C                                           (1,599,200)      (2,012,495)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (29,743,076)     (26,812,689)
                                                 -------------    -------------
Total decrease                                     (28,085,411)     (31,705,941)

NET ASSETS
Beginning of period                                166,862,750      198,568,691
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of $(229,607) and $(186,491),
  respectively)                                  $ 138,777,339    $ 166,862,750
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 89


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                            Michigan
                                                 ==============================
                                                   Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2004             2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   5,969,577    $   6,846,685
Net realized loss on investment
  transactions                                        (866,133)         (20,585)
Net change in unrealized
  appreciation/depreciation
  of investments                                     2,125,890       (3,261,947)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    7,229,334        3,564,153

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (2,100,652)      (2,671,344)
  Class B                                           (2,082,085)      (2,244,081)
  Class C                                           (1,882,103)      (2,431,035)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                            (30,867,045)       3,522,985
                                                 -------------    -------------
Total decrease                                     (29,702,551)        (259,322)

NET ASSETSS
Beginning of period                                166,051,679      166,311,001
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of $(271,390) and $(176,127),
  respectively)                                  $ 136,349,128    $ 166,051,679
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                           Minnesota
                                                 ==============================
                                                   Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2004             2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   4,296,944    $   4,542,790
Net realized loss on investment
  transactions                                        (598,756)         (88,173)
Net change in unrealized
  appreciation/depreciation
  of investments                                       320,698       (1,558,055)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    4,018,886        2,896,562

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (2,911,067)      (2,971,448)
  Class B                                             (790,152)        (949,471)
  Class C                                             (667,428)        (794,958)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                            (12,559,742)       2,363,542
                                                 -------------    -------------
Total increase (decrease)                          (12,909,503)         544,227

NET ASSETS
Beginning of period                                111,134,869      110,590,642
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of $(192,491) and $(120,788),
  respectively)                                  $  98,225,366    $ 111,134,869
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 91


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                          New Jersey
                                                 ==============================
                                                   Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2004             2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   8,916,223    $  10,460,472
Net realized loss on
  investment transactions                             (695,568)      (2,235,189)
Net change in unrealized
  appreciation/depreciation
  of investments                                     1,384,341       (4,190,549)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    9,604,996        4,034,734

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (3,553,756)      (4,099,778)
  Class B                                           (3,818,735)      (4,761,093)
  Class C                                           (1,625,521)      (1,987,161)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (40,240,977)     (33,812,860)
                                                 -------------    -------------
Total decrease                                     (39,633,993)     (40,626,158)

NET ASSETS
Beginning of period                                237,559,055      278,185,213
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of $(341,393) and $(259,604),
  respectively)                                  $ 197,925,062    $ 237,559,055
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                              Ohio
                                                 ==============================
                                                   Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2004             2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   8,222,031    $   8,573,807
Net realized gain (loss) on
  investment transactions                            1,078,821       (1,209,815)
Net change in unrealized
  appreciation/depreciation
  of investments                                      (531,664)       2,245,864
                                                 -------------    -------------
Net increase in net assets
  from operations                                    8,769,188        9,609,856

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (3,475,838)      (3,471,508)
  Class B                                           (2,917,779)      (3,234,231)
  Class C                                           (1,912,131)      (2,263,948)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net increase (decrease)                            (16,511,187)      14,680,272
                                                 -------------    -------------
Total increase (decrease)                          (16,047,747)      15,320,441

NET ASSETS
Beginning of period                                212,585,565      197,265,124
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of $(312,023) and $(228,306),
  respectively)                                  $ 196,537,818    $ 212,585,565
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 93


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                          Pennsylvania
                                                 ==============================
                                                   Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2004             2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   7,537,811    $   9,395,049
Net realized gain (loss) on
  investment transactions                            3,344,671         (771,000)
Net change in unrealized
  appreciation/depreciation
  of investments                                    (2,869,672)      (2,447,411)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    8,012,810        6,176,638

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (3,622,102)      (4,381,778)
  Class B                                           (2,424,676)      (2,999,781)
  Class C                                           (1,540,948)      (1,891,160)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (29,952,854)     (21,636,211)
                                                 -------------    -------------
Total decrease                                     (29,527,770)     (24,732,292)

NET ASSETS
Beginning of period                                195,379,382      220,111,674
                                                 -------------    -------------
End of period (including distributions
  in excess of net investment income
  of $(211,489) and $(161,574),
  respectively)                                  $ 165,851,612    $ 195,379,382
                                                 =============    =============

See notes to financial statements.

_______________________________________________________________________________

94 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                           Virginia
                                                 ==============================
                                                   Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2004             2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                            $   7,504,459    $   8,672,896
Net realized gain on investment
  transactions                                         998,876        1,415,739
Net change in unrealized
  appreciation/depreciation
  of investments                                      (967,575)      (2,171,362)
                                                 -------------    -------------
Net increase in net assets
  from operations                                    7,535,760        7,917,273

DIVIDEND TO SHAREHOLDERS FROM
Net investment income
  Class A                                           (3,120,967)      (3,538,492)
  Class B                                           (3,017,851)      (3,470,151)
  Class C                                           (1,253,250)      (1,440,661)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                                       (29,022,339)      (8,903,470)
                                                 -------------    -------------
Total decrease                                     (28,878,647)      (9,435,501)

NET ASSETS
Beginning of period                                187,599,245      197,034,746
                                                 -------------    -------------
End of period (including undistributed
  net investment income of $101,905 and
  distributions in excess of net investment
  income of $(10,486), respectively)             $ 158,720,598    $ 187,599,245
                                                 =============    =============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 95


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 2004

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the "Fund"), which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference


_______________________________________________________________________________

96 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price; the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, (OTC) (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains to its shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 97


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. As described more fully in the prospectus for the Portfolios, each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .625% of each Portfolio's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the average daily net assets of each Portfolio. Such fees are accrued daily and paid monthly. For the year ended September 30, 2004, the Adviser has voluntarily agreed to waive a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: Arizona Portfolio, $484,313; Florida Portfolio, $499,747; Massachusetts Port


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98 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

folio, $383,988; Michigan Portfolio, $30,919; Minnesota Portfolio, $189,361; New Jersey Portfolio, $374,032; Ohio Portfolio, $364,200; Pennsylvania Portfolio, $188,605; and Virginia Portfolio, $491,028.

Effective January 1, 2004 through September 6, 2004, in connection with the Adviser's settlement with the New York Attorney General's office ("NYAG") the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above.

Through September 6, 2004, such waiver amounted to: Arizona Portfolio, $238,052; Florida Portfolio, $279,377; Massachusetts Portfolio, $174,954; Michigan Portfolio, $173,728; Minnesota Portfolio, $124,121; New Jersey Portfolio, $252,907; Ohio Portfolio, $248,734; Pennsylvania Portfolio, $213,885; and Virginia Portfolio, $199,960.For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Effective June 16, 2004, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses on an annual basis as follows:

                                         Effective June 16, 2004
                            -------------------------------------------------
Portfolios                       Class A         Class B         Class C
-----------------------------------------------------------------------------
Arizona                           0.78%           1.48%           1.48%
Florida                           0.78%           1.48%           1.48%
Massachusetts                     0.82%           1.52%           1.52%
Michigan                          1.01%           1.71%           1.71%
Minnesota                         0.90%           1.60%           1.60%
New Jersey                        0.87%           1.57%           1.57%
Ohio                              0.85%           1.55%           1.55%
Pennsylvania                      0.95%           1.65%           1.65%
Virginia                          0.72%           1.42%           1.42%


Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios each paid $80,750 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the year ended September 30, 2004. Additionally, the Adviser voluntarily agreed to waive all such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $80,750 for each of these Portfolios.

Each Portfolio compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement, for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $41,282; Florida Portfolio, $43,166; Massachusetts Portfolio, $40,520; Michigan Portfolio, $54,575; Minnesota Portfolio, $38,092; New Jersey Portfolio, $73,960; Ohio


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 99


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Portfolio, $58,200; Pennsylvania Portfolio, $64,526; and Virginia Portfolio, $45,118.

For the year ended September 30, 2004, each Portfolio's expenses were reduced under an expense offset arrangement with AGIS, as follows: Arizona Portfolio, by $7; Florida Portfolio, by $7; Massachusetts Portfolio, by $7; Michigan Portfolio, by $8; Minnesota Portfolio, by $5; New Jersey Portfolio, by $11; Ohio Portfolio, by $10; Pennsylvania Portfolio, by $9; and Virginia Portfolio, by $8.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc. a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the year ended September 30, 2004 as follows:


                        Front End         Contingent Deferred Sales Charges
                    Sales Charges     -----------------------------------------
Portfolio                 Class A       Class A         Class B         Class C
-------------------------------------------------------------------------------
Arizona                  $ 27,736       $ 6,711       $ 105,535         $ 2,383
Florida                    17,832           251         148,683           5,601
Massachusetts               5,041            -0-         90,536           4,102
Michigan                   10,461           250         113,554          14,590
Minnesota                   9,996         5,000          25,980           6,458
New Jersey                  5,068            -0-        168,576           2,886
Ohio                       19,651            -0-        109,859           7,152
Pennsylvania               12,348            50          56,256           7,791
Virginia                   12,243           984          72,630           6,351


NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional


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100 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:


Portfolio                                      Class B          Class C
-----------------------------------------------------------------------
Arizona                                    $ 4,558,058      $   978,421
Florida                                      4,688,070        2,451,130
Massachusetts                                4,021,467        2,419,570
Michigan                                     3,661,610        3,007,288
Minnesota                                    2,812,243        1,876,999
New Jersey                                   5,883,421        2,491,616
Ohio                                         5,156,675        2,634,559
Pennsylvania                                 3,950,491        2,305,660
Virginia                                     4,290,160        1,683,780


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended September 30, 2004 were as follows:


Portfolio                                    Purchases            Sales
-----------------------------------------------------------------------
Arizona                                   $ 54,041,496     $ 85,128,569
Florida                                     50,585,491       85,057,121
Massachusetts                               39,838,924       73,954,184
Michigan                                    26,552,434       55,059,760
Minnesota                                   19,692,694       33,811,629
New Jersey                                  31,590,709       76,148,201
Ohio                                        66,403,520       79,472,542
Pennsylvania                                32,921,271       66,699,196
Virginia                                    17,224,499       48,972,318


There were no purchases or sales of U.S. government and government agency obligations during the period.

At September 30, 2004, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized



_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 101


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

appreciation/depreciation of investments for each Portfolio were as follows (excluding futures and swap contracts):

                                        Gross            Gross              Net
                                   Unrealized       Unrealized       Unrealized
Portfolio             Tax Cost   Appreciation     Depreciation     Appreciation
-------------------------------------------------------------------------------
Arizona          $ 176,593,026    $ 8,022,820        $ 586,398      $ 7,436,422
Florida            204,623,872     11,134,855          252,908       10,881,947
Massachusetts      128,592,048      8,124,678               -0-       8,124,678
Michigan           129,155,388      6,482,766          111,581        6,371,185
Minnesota           93,283,241      4,298,437           65,192        4,233,245
New Jersey         181,374,174     10,285,079          114,583       10,170,496
Ohio               187,482,832      7,982,988          350,122        7,632,866
Pennsylvania       155,250,405      8,623,598          321,461        8,302,137
Virginia           147,776,667      6,973,150           59,571        6,913,579


1. Interest Rate Swap Contracts

The Portfolios may enter into swap contracts to protect themselves from interest rate fluctuations on the underlying debt instruments and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Portfolios accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.


_______________________________________________________________________________

102 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

2. Financial Futures Contracts

The Portfolios may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolios bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of securities hedged or used to cover.

At the time the Portfolios enter into a futures contract, the Portfolios deposit and maintain as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risk may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest for each Portfolio were as follows:


                               Shares                        Amount
                    ---------------------------  ------------------------------
                      Year Ended     Year Ended    Year Ended      Year Ended
                     September 30,  September 30, September 30,   September 30,
Arizona Portfolio        2004          2003           2004            2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold            1,816,955     2,746,350    $ 19,654,453    $ 29,608,405
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          253,239       298,491       2,738,939       3,211,739
-------------------------------------------------------------------------------
Shares converted
  from Class B           242,630       132,593       2,628,449       1,417,147
-------------------------------------------------------------------------------
Shares redeemed       (3,603,140)   (4,786,010)    (38,483,415)    (51,317,970)
-------------------------------------------------------------------------------
Net decrease          (1,290,316)   (1,608,576)   $(13,461,574)   $(17,080,679)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 103


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                    ---------------------------  ------------------------------
                     Year Ended     Year Ended    Year Ended      Year Ended
                    September 30,  September 30,  September 30,   September 30,
Arizona Portfolio        2004          2003           2004            2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              422,767     1,825,142    $  4,562,500    $ 19,676,394
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          183,091       210,399       1,975,490       2,259,411
-------------------------------------------------------------------------------
Shares converted
  to Class A            (243,001)     (132,853)     (2,628,449)     (1,417,147)
-------------------------------------------------------------------------------
Shares redeemed       (1,698,740)   (1,924,335)    (18,255,043)    (20,568,914)
-------------------------------------------------------------------------------
Net decrease          (1,335,883)      (21,647)   $(14,345,502)   $    (50,256)
===============================================================================

Class C
Shares sold              245,890       836,674    $  2,642,897    $  9,012,975
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           46,972        54,006         506,454         579,946
-------------------------------------------------------------------------------
Shares
  redeemed              (773,418)     (758,108)     (8,310,063)     (8,114,217)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (480,556)      132,572    $ (5,160,712)   $  1,478,704
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                     September 30, September 30,  September 30,   September 30,
Florida Portfolio        2004          2003           2004            2003
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold            1,710,561     4,034,122    $ 17,415,995    $ 41,151,690
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          251,493       233,348       2,560,987       2,383,179
-------------------------------------------------------------------------------
Shares converted
  from Class B           563,078       302,389       5,753,892       3,095,797
-------------------------------------------------------------------------------
Shares redeemed       (3,384,839)   (4,379,706)    (34,394,909)    (44,671,410)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (859,707)      190,153    $ (8,664,035)   $  1,959,256
===============================================================================


_______________________________________________________________________________

104 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended     Year Ended    Year Ended      Year Ended
                     September 30,  September 30, September 30,   September 30,
Florida Portfolio        2004          2003           2004            2003
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold              584,033     2,545,708    $  5,967,037    $ 26,093,216
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          230,160       254,025       2,346,053       2,596,870
-------------------------------------------------------------------------------
Shares converted
  to Class A            (562,716)     (302,158)     (5,753,892)     (3,095,797)
-------------------------------------------------------------------------------
Shares redeemed       (2,821,698)   (2,400,503)    (28,652,939)    (24,442,787)
-------------------------------------------------------------------------------
Net increase
  (decrease)          (2,570,221)       97,072    $(26,093,741)   $  1,151,502
===============================================================================

Class C
Shares sold              454,345     1,345,723    $  4,623,863    $ 13,777,500
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           88,898        88,573         906,337         905,586
-------------------------------------------------------------------------------
Shares redeemed       (1,332,473)   (1,570,180)    (13,538,490)    (15,950,521)
-------------------------------------------------------------------------------
Net decrease            (789,230)     (135,884)   $ (8,008,290)   $ (1,267,435)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
Massachusetts       September 30,  September 30,  September 30,   September 30,
Portfolio                2004          2003           2004            2003
---------------      ------------  ------------  --------------  --------------
Class A
Shares sold              493,792       855,579    $  5,319,266    $  9,272,826
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          119,908       148,032       1,294,866       1,602,234
-------------------------------------------------------------------------------
Shares converted
  from Class B           246,649        97,084       2,665,723       1,051,270
-------------------------------------------------------------------------------
Shares redeemed       (1,516,546)   (2,793,751)    (16,318,133)    (30,142,579)
-------------------------------------------------------------------------------
Net decrease            (656,197)   (1,693,056)   $ (7,038,278)   $(18,216,249)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 105


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                    ---------------------------  ------------------------------
                     Year Ended     Year Ended     Year Ended      Year Ended
Massachusetts       September 30,  September 30,  September 30,   September 30,
Portfolio                2004          2003           2004            2003
---------------      ------------  ------------  --------------  --------------
Class B
Shares sold              592,959     1,191,757    $  6,408,781    $ 12,925,180
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          191,847       210,850       2,068,284       2,277,527
-------------------------------------------------------------------------------
Shares converted
  from Class A          (247,107)      (97,271)     (2,665,723)     (1,051,270)
-------------------------------------------------------------------------------
Shares redeemed       (1,590,598)   (1,617,182)    (17,116,730)    (17,446,910)
-------------------------------------------------------------------------------
Net decrease          (1,052,899)     (311,846)   $(11,305,388)   $ (3,295,473)
===============================================================================

Class C
Shares sold              229,325     1,024,636    $  2,465,081    $ 11,110,909
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          102,555       148,687       1,106,428       1,605,791
-------------------------------------------------------------------------------
Shares redeemed       (1,389,337)   (1,670,074)    (14,970,919)    (18,017,667)
-------------------------------------------------------------------------------
Net decrease          (1,057,457)     (496,751)   $(11,399,410)   $ (5,300,967)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended     Year Ended    Year Ended      Year Ended
                     September 30,  September 30, September 30,   September 30,
Michigan Portfolio       2004          2003           2004            2003
------------------   ------------  ------------  --------------  --------------
Class A
Shares sold              685,970     1,147,023    $  7,322,243    $ 12,368,107
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          135,740       168,372       1,451,930       1,809,903
-------------------------------------------------------------------------------
Shares converted
  from Class B           159,363        60,647       1,703,482         644,723
-------------------------------------------------------------------------------
Shares redeemed       (1,736,145)   (1,495,739)    (18,537,487)    (15,976,562)
-------------------------------------------------------------------------------
Net decrease            (755,072)     (119,697)   $ (8,059,832)   $ (1,153,829)
===============================================================================


_______________________________________________________________________________

106 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                     September 30, September 30,  September 30,   September 30,
Michigan Portfolio       2004          2003           2004            2003
------------------   ------------  ------------  --------------  --------------
Class B
Shares sold              330,858     1,663,803    $  3,534,645    $ 17,909,005
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          138,828       131,456       1,483,681       1,410,212
-------------------------------------------------------------------------------
Shares converted
  to Class A            (159,616)      (60,735)     (1,703,482)       (644,723)
-------------------------------------------------------------------------------
Shares redeemed       (1,327,858)   (1,173,654)    (14,127,851)    (12,543,906)
-------------------------------------------------------------------------------
Net increase
  (decrease)          (1,017,788)      560,870    $(10,813,007)   $  6,130,588
===============================================================================

Class C
Shares sold              511,806     2,234,410    $  5,462,625    $ 24,039,280
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          134,326       144,166       1,435,404       1,546,830
-------------------------------------------------------------------------------
Shares redeemed       (1,771,487)   (2,535,584)    (18,892,235)    (27,039,884)
-------------------------------------------------------------------------------
Net decrease          (1,125,355)     (157,008)   $(11,994,206)   $ (1,453,774)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
Minnesota           September 30,  September 30,  September 30,   September 30,
Portfolio                2004          2003           2004            2003
-----------          ------------  ------------  --------------  --------------
Class A
Shares sold              835,101     1,330,521    $  8,472,492    $ 13,518,588
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          147,489       157,223       1,490,538       1,590,948
-------------------------------------------------------------------------------
Shares converted
  from Class B           273,039        49,823       2,768,139         508,664
-------------------------------------------------------------------------------
Shares redeemed       (1,510,873)   (1,273,615)    (15,207,560)    (12,855,591)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (255,244)      263,952    $ (2,476,391)   $  2,762,609
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 107


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                     Year Ended     Year Ended     Year Ended      Year Ended
Minnesota           September 30,  September 30,  September 30,   September 30,
Portfolio                2004          2003           2004            2003
-----------          ------------  ------------  --------------  --------------
Class B
Shares sold               69,211       566,576    $    696,429    $  5,730,979
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           47,422        56,623         479,462         572,820
-------------------------------------------------------------------------------
Shares converted
  to Class A            (273,093)      (49,838)     (2,768,139)       (508,664)
-------------------------------------------------------------------------------
Shares redeemed         (569,696)     (533,994)     (5,709,020)     (5,388,214)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (726,156)       39,367    $ (7,301,268)   $    406,921
===============================================================================

Class C
Shares sold              188,820       569,078    $  1,921,416    $  5,766,701
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           43,222        45,815         436,976         464,065
-------------------------------------------------------------------------------
Shares redeemed         (510,220)     (697,215)     (5,140,475)     (7,036,754)
-------------------------------------------------------------------------------
Net decrease            (278,178)      (82,322)   $ (2,782,083)   $   (805,988)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
New Jersey           September 30, September 30,  September 30,   September 30,
Portfolio                2004          2003           2004            2003
-----------          ------------  ------------  --------------  --------------
Class A
Shares sold              853,157       861,030    $  8,224,363    $  8,492,836
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          216,331       248,238       2,115,072       2,434,833
-------------------------------------------------------------------------------
Shares converted
  from Class B           409,676       296,269       4,000,360       2,903,295
-------------------------------------------------------------------------------
Shares redeemed       (2,066,696)   (2,528,374)    (20,116,127)    (24,709,104)
-------------------------------------------------------------------------------
Net decrease            (587,532)   (1,122,837)   $ (5,776,332)   $(10,878,140)
===============================================================================


_______________________________________________________________________________

108 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
New Jersey           September 30, September 30,  September 30,   September 30,
Portfolio                2004          2003           2004            2003
-----------          ------------  ------------  --------------  --------------
Class B
Shares sold              697,740     1,452,453    $  6,850,735    $ 14,277,534
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          275,371       311,096       2,695,250       3,051,686
-------------------------------------------------------------------------------
Shares converted
  to Class A            (409,570)     (296,131)     (4,000,360)     (2,903,295)
-------------------------------------------------------------------------------
Shares redeemed       (3,296,698)   (2,871,379)    (32,204,881)    (28,118,045)
-------------------------------------------------------------------------------
Net decrease          (2,733,157)   (1,403,961)   $(26,659,256)   $(13,692,120)
===============================================================================

Class C
Shares sold              417,412       829,205    $  4,097,945    $  8,173,814
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          122,163       110,335       1,195,852       1,082,404
-------------------------------------------------------------------------------
Shares redeemed       (1,340,581)   (1,892,807)    (13,099,186)    (18,498,818)
-------------------------------------------------------------------------------
Net decrease            (801,006)     (953,267)   $ (7,805,389)   $ (9,242,600)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                     September 30,  September 30, September 30,   September 30,
Ohio Portfolio           2004          2003           2004            2003
--------------       ------------  ------------  --------------  --------------
Class A
Shares sold            1,886,009     2,603,274    $ 19,017,967    $ 25,899,491
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          220,493       199,426       2,210,176       1,988,084
-------------------------------------------------------------------------------
Shares converted
  from Class B           388,061       172,198       3,893,738       1,713,910
-------------------------------------------------------------------------------
Shares redeemed       (2,223,776)   (2,508,279)    (22,211,418)    (25,071,704)
-------------------------------------------------------------------------------
Net increase             270,787       466,619    $  2,910,463    $  4,529,781
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 109


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                     September 30, September 30,  September 30,   September 30,
Ohio Portfolio           2004          2003           2004            2003
--------------       ------------  ------------  --------------  --------------
Class B
Shares sold              662,437     2,465,948    $  6,647,136    $ 24,633,328
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          199,607       206,715       2,004,218       2,059,278
-------------------------------------------------------------------------------
Shares converted
  to Class A            (388,345)     (172,295)     (3,893,738)     (1,713,910)
-------------------------------------------------------------------------------
Shares redeemed       (1,829,708)   (1,496,841)    (18,259,873)    (14,892,000)
-------------------------------------------------------------------------------
Net increase
  (decrease)          (1,356,009)    1,003,527    $(13,502,257)   $ 10,086,696
===============================================================================

Class C
Shares sold              796,592     1,239,667    $  8,009,879    $ 12,353,373
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          129,208       121,614       1,295,135       1,211,607
-------------------------------------------------------------------------------
Shares redeemed       (1,527,990)   (1,357,263)    (15,224,407)    (13,501,185)
-------------------------------------------------------------------------------
Net increase
  (decrease)            (602,190)        4,018    $ (5,919,393)   $     63,795
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
Pennsylvania         September 30, September 30,  September 30,   September 30,
Portfolio                2004          2003           2004            2003
--------------       ------------  ------------  --------------  --------------
Class A
Shares sold              677,551     1,094,863    $  7,100,907    $ 11,376,438
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          217,766       235,272       2,274,994       2,446,438
-------------------------------------------------------------------------------
Shares converted
  from Class B           402,276       231,532       4,196,909       2,409,452
-------------------------------------------------------------------------------
Shares redeemed       (2,275,049)   (2,911,085)    (23,664,109)    (30,201,600)
-------------------------------------------------------------------------------
Net decrease            (977,456)   (1,349,418)   $(10,091,299)   $(13,969,272)
===============================================================================


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110 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
Pennsylvania         September 30, September 30,  September 30,   September 30,
Portfolio                2004          2003           2004            2003
--------------       ------------  ------------  --------------  --------------
Class B
Shares sold              454,948       999,144    $  4,771,620    $ 10,404,804
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          161,398       178,092       1,686,496       1,851,843
-------------------------------------------------------------------------------
Shares converted
  to Class A            (402,276)     (231,602)     (4,196,909)     (2,409,452)
-------------------------------------------------------------------------------
Shares redeemed       (1,466,692)   (1,427,501)    (15,284,200)    (14,814,384)
-------------------------------------------------------------------------------
Net decrease          (1,252,622)     (481,867)   $(13,022,993)   $ (4,967,189)
===============================================================================

Class C
Shares sold              416,703     1,637,095    $  4,360,442    $ 17,074,975
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           99,105        89,478       1,036,103         930,510
-------------------------------------------------------------------------------
Shares redeemed       (1,176,051)   (1,993,349)    (12,235,107)    (20,705,235)
-------------------------------------------------------------------------------
Net decrease            (660,243)     (266,776)   $ (6,838,562)   $ (2,699,750)
===============================================================================


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
Virginia            September 30,  September 30,  September 30,   September 30,
Portfolio                2004          2003           2004            2003
------------         ------------  ------------  --------------  --------------
Class A
Shares sold              721,090     1,352,646    $  7,741,295    $ 14,420,413
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          172,805       171,440       1,853,259       1,827,604
-------------------------------------------------------------------------------
Shares converted
  from Class B           346,135       101,969       3,702,656       1,084,332
-------------------------------------------------------------------------------
Shares redeemed       (1,945,886)   (2,099,352)    (20,929,706)    (22,290,612)
-------------------------------------------------------------------------------
Net decrease            (705,856)     (473,297)   $ (7,632,496)   $ (4,958,263)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 111


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
Virginia            September 30,  September 30,  September 30,   September 30,
Portfolio                2004          2003           2004            2003
------------         ------------  ------------  --------------  --------------
Class B
Shares sold              332,963     1,015,640    $  3,563,832    $ 10,803,064
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          208,167       212,663       2,229,060       2,263,825
-------------------------------------------------------------------------------
Shares converted
  to Class A            (346,793)     (102,150)     (3,702,656)     (1,084,332)
-------------------------------------------------------------------------------
Shares redeemed       (1,747,995)   (1,419,317)    (18,646,618)    (15,089,094)
-------------------------------------------------------------------------------
Net decrease          (1,553,658)     (293,164)   $(16,556,382)   $ (3,106,537)
===============================================================================

Class C
Shares sold              279,406       883,023    $  2,993,497    $  9,389,967
-------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions           84,969        81,150         909,079         863,754
-------------------------------------------------------------------------------
Shares redeemed         (818,991)   (1,043,431)     (8,736,037)    (11,092,067)
-------------------------------------------------------------------------------
Net decrease            (454,616)      (79,258)   $ (4,833,461)   $   (838,346)
===============================================================================


NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended September 30, 2004.


_______________________________________________________________________________

112 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE G

Distributions To Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2004 and September 30, 2003 were as follows:


Arizona Portfolio                                 2004             2003
                                             =============    =============
Distributions paid from:
  Tax-exempt income                          $   8,726,911    $   9,824,490
  Ordinary income                                    1,347           45,555
                                             -------------    -------------
Total distributions paid                     $   8,728,258    $   9,870,045
                                             =============    =============

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income                               $     213,333
Accumulated capital and other losses                             (2,779,802)(a)
Unrealized appreciation/(depreciation)                            7,473,089(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $   4,906,620
                                                              =============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,779,802 of which $2,308,669 expires in the year 2008, $383,250 expires in the year 2010 and $87,883 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year capital loss carryforward of $52,709 was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net increase in distributions in excess of net investment income and a decrease in accumulated net realized loss on investment transactions.This reclassification had no effect on net assets.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 113


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Florida Portfolio                                2004             2003
                                             =============    =============
Distributions paid from:
  Tax-exempt income                          $  10,571,299    $  12,070,402
  Ordinary income                                   59,862          623,345
                                             -------------    -------------
Total distributions paid                     $  10,631,161    $  12,693,747
                                             =============    =============


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income                               $     187,255
Accumulated capital and other losses                            (10,147,954)(a)
Unrealized appreciation/(depreciation)                           10,878,368(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $     917,669
                                                              =============


(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $10,147,954 of which $6,668,049 expires in the year 2008, $3,475,986 expires in the year 2009 and $3,919 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, the Portfolio utilized capital loss carryforwards of $794,531.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income and an increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.


_______________________________________________________________________________

114 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Massachusetts Portfolio                          2004             2003
                                             =============    =============
Distributions paid from:
  Tax-exempt income                          $   6,350,688    $   7,469,629
  Ordinary income                                   19,660          295,469
                                             -------------    -------------
Total distributions paid                     $   6,370,348    $   7,765,098
                                             =============    =============


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income                               $      36,068
Accumulated capital and other losses                            (10,977,921)(a)
Unrealized appreciation/(depreciation)                            8,157,792(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $  (2,784,061)
                                                              =============


(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $10,977,921 of which $7,199,593 expires in the year 2008, $1,585,051 expires in the year 2009 and $2,193,277 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, the Fund utilized capital loss carryforwards of $48,724

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income and an increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 115


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Michigan Portfolio                                2004             2003
                                             =============    =============
Distributions paid from:
  Tax-exempt income                          $   6,024,571    $   6,797,816
  Ordinary income                                   40,269          548,644
                                             -------------    -------------
Total distributions paid                     $   6,064,840    $   7,346,460
                                             =============    =============


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $  (1,203,046)(a)
Unrealized appreciation/(depreciation)                            6,399,393(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $   5,196,347
                                                              =============


(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $668,763, of which $184,017 expires in the year 2008 and $484,746 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2004, the Portfolio deferred to October 1, 2004 post October capital losses of $524,283.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income, net operating losses and the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income, a decrease in accumulated net realized loss on investment transactions, and a decrease in additional paid in capital. This reclassification had no effect on net assets.


_______________________________________________________________________________

116 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Minnesota Portfolio                              2004             2003
                                             =============    =============
Distributions paid from:
  Tax-exempt income                          $   4,361,565    $   4,505,786
  Ordinary income                                    7,082          210,091
                                             -------------    -------------
Total distributions paid                     $   4,368,647    $   4,715,877
                                             =============    =============


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income                               $      44,536
Accumulated capital and other losses                             (2,078,963)(a)
Unrealized appreciation/(depreciation)                            4,252,036(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $   2,217,609
                                                              =============

(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,580,704 of which $1,051,696 expires in the year 2008, $160,146 expires in the year 2009, $46,432 expires in the year 2010, $179,795 expires in the year 2011 and $142,635 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, $492,981 of capital loss carryforward expired. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2004, the Portfolio deferred to October 1, 2004 past October capital losses of $498,259.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

During the current fiscal year, permanent differences, primarily due to the expiration of capital loss carryforward and the tax treatment of swap income, resulted in a net increase in distributions in excess of net investment income, a decrease in accumulated net realized loss on investment transactions and a decrease in additional paid in capital. This reclassification had no effect on net assets.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 117


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

New Jersey Portfolio                             2004             2003
                                             =============    =============
Distributions paid from:
  Tax-exempt income                          $   8,996,884    $  10,317,045
  Ordinary income                                    1,128          530,987
                                             -------------    -------------
Total distributions paid                     $   8,998,012    $  10,848,032
                                             =============    =============


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income                               $      28,510
Accumulated capital and other losses                            (15,769,533)(a)
Unrealized appreciation/(depreciation)                           10,241,622(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $  (5,499,401)
                                                              =============


(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $15,075,320 of which $3,327,295 expires in the year 2008, $1,077,263 expires in the year 2009, $4,688,584 expires in the year 2010, $5,617,272 expires in the year 2011 and $364,906 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, $394,704 of capital loss carryforward expired. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the fiscal year ended September 30, 2004, the Portfolio deferred to October 1, 2004 post October capital losses of $694,213.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and the treatment of swap income.

During the current fiscal year, permanent differences, primarily due to expiration of capital loss carryforward and the tax treatment of swap income, resulted in a net increase in distributions in excess of net investment income, a decrease in accumulated net realized loss on investment transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


_______________________________________________________________________________

118 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Ohio Portfolio                                    2004             2003
                                             =============    =============
Distributions paid from:
  Tax-exempt income                          $   8,184,647    $   8,483,968
  Ordinary income                                  121,101          485,719
                                             -------------    -------------
Total distributions paid                     $   8,305,748    $   8,969,687
                                             =============    =============


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income                               $      96,117
Accumulated capital and other losses                             (7,788,348)(a)
Unrealized appreciation/(depreciation)                            7,670,177(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $     (22,054)
                                                              =============


(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $7,788,348 of which $2,491,530 expires in the year 2008, $1,639,021 expires in the year 2009, $3,620,192 expires in the year 2011 and $37,605 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, $332,000 of capital loss carryforward expired.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales , the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax treatment of swap income.

During the current fiscal year, permanent differences, primarily due to expiration of capital loss carryforward and the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income, a decrease in accumulated net realized loss on investment transactions and a decrease in additional paid in capital. This reclassification had no effect on net assets.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 119


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Pennsylvania Portfolio                            2004             2003
                                             =============    =============
Distributions paid from:
  Tax-exempt income                          $   7,539,043    $   9,195,254
  Ordinary income                                   48,683           77,465
                                             -------------    -------------
Total distributions paid                     $   7,587,726    $   9,272,719
                                             =============    =============


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax Exempt Income                               $      75,454
Accumulated capital and other losses                             (4,503,043)(a)
Unrealized appreciation/(depreciation)                            8,334,749(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $   3,907,160
                                                              =============


(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $4,503,043 of which $3,782,511 expires in the year 2008, $274,791 expires in the year 2010 and $445,741 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the current fiscal year capital loss carryforward of $2,780,859 was utilzied.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation)are attributable primarily to the tax deferral of losses on wash sales, and the difference between book and tax treatment of swaps income.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net increase in distributions in excess of net investment income and a decrease in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.


_______________________________________________________________________________

120 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Virginia Portfolio                               2004             2003
                                             =============    =============
Distributions paid from:
  Tax-exempt income                          $   7,342,740    $   8,410,172
  Ordinary income                                   49,328           39,132
                                             -------------    -------------
Total distributions paid                     $   7,392,068    $   8,449,304
                                             =============    =============


As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt income                               $     451,346
Accumulated capital and other losses                             (3,560,218)(a)
Unrealized appreciation/(depreciation)                            6,945,503(b)
                                                              -------------
Total accumulated earnings/(deficit)                          $   3,836,631
                                                              =============


(a) On September 30, 2004, the Portfolio had a net capital loss carryforward for federal income tax purposes of $3,560,218 of which $1,566,442 expires in the year 2008, $1,200,330 expires in the year 2009 and $793,446 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2004, the Portfolio utilized capital loss carryforwards of $1,126,936.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax treatment of swaps income.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net increase in accumulated undistributed net investment income and an increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.


NOTE H

Risks Involved in Investing in the Fund

Credit Risk--The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses persuant to these contracts and expects the risk of loss thereunder to be remote.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 121


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


_______________________________________________________________________________

122 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual funds involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 123


                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

124 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                  Arizona Portfolio
                                            ---------------------------------------------------------------
                                                                        Class A
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.76       $11.02       $10.80       $10.47       $10.40

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .51          .51          .51          .54          .55
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .19         (.26)         .26          .34          .07
Net increase in net asset
  value from operations                          .70          .25          .77          .88          .62

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.51)        (.51)        (.51)        (.54)        (.55)
Distributions in excess of
  net investment income                           -0-          -0-        (.04)        (.01)          -0-
Total dividends and
  distributions                                 (.51)        (.51)        (.55)        (.55)        (.55)
Net asset value, end of period                $10.95       $10.76       $11.02       $10.80       $10.47

TOTAL RETURN
Total investment return based
  on net asset value(d)                         6.64%        2.35%        7.33%        8.56%        6.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $88,701     $101,040     $121,245      $88,261      $47,258
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .78%         .78%         .78%         .78%         .78%
  Expenses, before waivers/
    reimbursements                              1.13%        1.11%        1.12%        1.22%        1.29%
  Net investment income,
    net of waivers/
    reimbursements                              4.69%        4.72%        4.73%        5.08%        5.33%
Portfolio turnover rate                           28%          28%          11%         119%         199%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 125


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Arizona Portfolio
                                            ---------------------------------------------------------------
                                                                        Class B
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.74       $11.00       $10.78       $10.46       $10.39

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .43          .43          .43          .47          .48
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .20         (.26)         .27          .33          .07
Net increase in net asset
  value from operations                          .63          .17          .70          .80          .55

LESS: DIVIDENDS AND
DISTRIBUTIONS
Dividends from net
  investment income                             (.43)        (.43)        (.43)        (.47)        (.48)
Distributions in excess of
  net investment income                           -0-          -0-        (.05)        (.01)          -0-
Total dividends and
  distributions                                 (.43)        (.43)        (.48)        (.48)        (.48)
Net asset value, end of period                $10.94       $10.74       $11.00       $10.78       $10.46

TOTAL RETURN
Total investment return based
  on net asset value(d)                         5.98%        1.62%        6.65%        7.76%        5.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $76,951      $89,938      $92,349      $56,024      $34,232
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                              1.84%        1.82%        1.82%        1.93%        1.99%
  Net investment income,
    net of waivers/
    reimbursements                              4.00%        4.03%        4.02%        4.41%        4.63%
Portfolio turnover rate                           28%          28%          11%         119%         199%



See footnote summary on page 152.


_______________________________________________________________________________

126 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                    Arizona Portfolio
                                            ---------------------------------------------------------------
                                                                       Class C
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.74       $11.00       $10.78       $10.46       $10.39

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .43          .43          .43          .47          .48
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .20         (.26)         .27          .33          .07
Net increase in net asset value
  from operations                                .63          .17          .70          .80          .55

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.43)        (.43)        (.43)        (.47)        (.48)
Distributions in excess of
  net investment income                           -0-          -0-        (.05)        (.01)          -0-
Total dividends and
  distributions                                 (.43)        (.43)        (.48)        (.48)        (.48)
Net asset value,
  end of period                               $10.94       $10.74       $11.00       $10.78       $10.46

TOTAL RETURN
Total investment return based
  on net asset value(d)                         5.98%        1.62%        6.65%        7.76%        5.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $20,305      $25,110      $24,258      $13,407       $8,941
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%        1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                              1.84%        1.82%        1.82%        1.93%        1.99%
  Net investment income,
    net of waivers/
    reimbursements                              4.00%        4.03%        4.00%        4.43%        4.64%
Portfolio turnover rate                           28%          28%          11%         119%         199%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 127


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Florida Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.17       $10.34       $10.16        $9.76        $9.81

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .49          .49          .52          .53          .53
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .08         (.13)         .19          .40         (.05)
Net increase in net asset value
  from operations                                .57          .36          .71          .93          .48

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.49)        (.53)        (.52)        (.53)        (.53)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)          -0-          -0-
Total dividends and
  distributions                                 (.49)        (.53)        (.53)        (.53)        (.53)
Net asset value, end of period                $10.25       $10.17       $10.34       $10.16        $9.76

TOTAL RETURN
Total investment return based
  on net asset value(d)                         5.78%        3.54%        7.21%        9.71%        5.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $101,529     $109,543     $109,373      $97,714      $75,422
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .78%         .78%         .78%         .78%         .73%
  Expenses, before waivers/
    reimbursements                              1.10%        1.11%        1.09%        1.13%        1.14%
  Net investment income,
    net of waivers/
    reimbursements                              4.83%        4.80%        5.18%        5.33%        5.52%
Portfolio turnover rate                           22%          30%          20%          70%         281%



See footnote summary on page 152.


_______________________________________________________________________________

128 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                  Florida Portfolio
                                            ---------------------------------------------------------------
                                                                       Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.18       $10.35       $10.17        $9.77        $9.81

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .42          .42          .45          .46          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .08         (.14)         .18          .39         (.05)
Net increase in net asset value
  from operations                                .50          .28          .63          .85          .41

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.42)        (.45)        (.45)        (.45)        (.45)
Total dividends and
  distributions                                 (.42)        (.45)        (.45)        (.45)        (.45)
Net asset value, end of period                $10.26       $10.18       $10.35       $10.17        $9.77

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.96%        2.82%        6.45%        8.92%        4.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $79,266     $104,874     $105,583      $87,603      $65,391
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%        1.48%        1.48%        1.48%        1.43%
  Expenses, before waivers/
    reimbursements                              1.81%        1.81%        1.79%        1.84%        1.85%
  Net investment income,
    net of waivers/
    reimbursements                              4.12%        4.09%        4.47%        4.62%        4.82%
Portfolio turnover rate                           22%          30%          20%          70%         281%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 129


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Florida Portfolio
                                            ---------------------------------------------------------------
                                                                        Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.18       $10.35       $10.17        $9.77        $9.81

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .42          .42          .45          .46          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .07         (.14)         .18          .39         (.05)
Net increase in net asset value
  from operations                                .49          .28          .63          .85          .41

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.42)        (.45)        (.45)        (.45)        (.45)
Total dividends and
  distributions                                 (.42)        (.45)        (.45)        (.45)        (.45)
Net asset value, end of period                $10.25       $10.18       $10.35       $10.17        $9.77

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.96%        2.82%        6.45%        8.93%        4.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $39,170      $46,929      $49,102      $40,360      $38,464
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.48%        1.48%        1.48%        1.48%        1.43%
  Expenses, before waivers/
    reimbursements                              1.81%        1.81%        1.79%        1.83%        1.85%
  Net investment income,
    net of waivers/
    reimbursements                              4.13%        4.09%        4.47%        4.64%        4.83%
Portfolio turnover rate                           22%          30%          20%          70%         281%



See footnote summary on page 152.


_______________________________________________________________________________

130 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                Massachusetts Portfolio
                                            ---------------------------------------------------------------
                                                                        Class A
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.79       $11.06       $11.05       $10.59       $10.66

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .51          .51          .54          .56          .58
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .13         (.26)         .04          .47         (.09)
Net increase in net asset value
  from operations                                .64          .25          .58         1.03          .49

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.51)        (.52)        (.54)        (.56)        (.56)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-
Total dividends and
  distributions                                 (.51)        (.52)        (.57)        (.57)        (.56)
Net asset value, end of period                $10.92       $10.79       $11.06       $11.05       $10.59

TOTAL RETURN
Total investment return based
  on net asset value(d)                         6.13%        2.39%        5.46%        9.92%        4.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $39,749      $46,342      $66,197      $63,384      $45,418
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .82%         .82%         .82%         .82%         .77%
  Expenses, before waivers/
    reimbursements                              1.19%        1.17%        1.12%        1.19%        1.63%
  Net investment income,
    net of waivers/
    reimbursements                              4.73%        4.71%        4.97%        5.20%        5.53%
Portfolio turnover rate                           26%          28%          27%         108%         389%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 131


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Massachusetts Portfolio
                                            ---------------------------------------------------------------
                                                                        Class B
                                            ---------------------------------------------------------------
                                                                 Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.77       $11.03       $11.03       $10.57       $10.65

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .44          .44          .47          .49          .50
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .14         (.25)         .03          .47         (.09)
Net increase in net asset value
  from operations                                .58          .19          .50          .96          .41

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.44)        (.45)        (.47)        (.49)        (.49)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-
Total dividends and
  distributions                                 (.44)        (.45)        (.50)        (.50)        (.49)
Net asset value, end of period                $10.91       $10.77       $11.03       $11.03       $10.57

TOTAL RETURN
Total investment return based
  on net asset value(d)                         5.38%        1.76%        4.69%        9.22%        4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $63,430      $73,979      $79,216      $62,190      $39,964
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.52%        1.52%        1.52%        1.52%        1.47%
  Expenses, before waivers/
    reimbursements                              1.90%        1.89%        1.83%        1.90%        1.94%
  Net investment income,
    net of waivers/
    reimbursements                              4.04%        4.02%        4.28%        4.53%        4.83%
Portfolio turnover rate                           26%          28%          27%         108%         389%



See footnote summary on page 152.


_______________________________________________________________________________

132 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                               Massachusetts Portfolio
                                            ---------------------------------------------------------------
                                                                       Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.77       $11.03       $11.03       $10.57       $10.65

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .44          .44          .47          .49          .50
Net realized and unrealized
  gain(loss) on investment
  transactions                                   .14         (.25)         .03          .47         (.09)
Net increase in net asset value
  from operations                                .58          .19          .50          .96          .41

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.44)        (.45)        (.47)        (.49)        (.49)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-
Total dividends and
  distributions                                 (.44)        (.45)        (.50)        (.50)        (.49)
Net asset value, end of period                $10.91       $10.77       $11.03       $11.03       $10.57

TOTAL RETURN
Total investment return based
  on net asset value(d)                         5.38%        1.76%        4.69%        9.22%        4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $35,598      $46,542      $53,156      $44,688      $31,207
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.52%        1.52%        1.52%        1.52%        1.47%
  Expenses, before waivers/
    reimbursements                              1.89%        1.88%        1.82%        1.90%        1.93%
  Net investment income,
    net of waivers/
    reimbursements                              4.04%        4.02%        4.28%        4.53%        4.83%
Portfolio turnover rate                           26%          28%          27%         108%         389%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 133


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Michigan Portfolio
                                            ---------------------------------------------------------------
                                                                        Class A
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.69       $10.91       $10.63       $10.16       $10.06

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .48          .47          .49          .52          .53
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .11         (.17)         .32          .48          .09
Net increase in net asset
  value from operations                          .59          .30          .81         1.00          .62

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.49)        (.52)        (.49)        (.52)        (.52)
Distributions in excess of
  net investment income                           -0-          -0-        (.04)        (.01)          -0-
Total dividends and
  distributions                                 (.49)        (.52)        (.53)        (.53)        (.52)
Net asset value, end of period                $10.79       $10.69       $10.91       $10.63       $10.16

TOTAL RETURN
Total investment return based
  on net asset value(d)                         5.65%        2.66%        7.87%       10.11%        6.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $45,362      $53,022      $55,396      $32,804      $14,609
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.01%        1.01%        1.01%        1.01%         .99%
  Expenses, before waivers/
    reimbursements                              1.20%        1.20%        1.21%        1.44%        1.63%
  Net investment income,
    net of waivers/
    reimbursements                              4.51%        4.38%        4.57%        5.01%        5.30%
Portfolio turnover rate                           18%          46%          18%         115%         287%



See footnote summary on page 152.


_______________________________________________________________________________

134 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Michigan Portfolio
                                            ---------------------------------------------------------------
                                                                        Class B
                                            ---------------------------------------------------------------
                                                              Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.67       $10.89       $10.62       $10.15       $10.05

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .41          .40          .41          .45          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .10         (.18)         .32          .48          .10
Net increase in net asset
  value from operations                          .51          .22          .73          .93          .55

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.41)        (.44)        (.41)        (.45)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-        (.05)        (.01)          -0-
Total dividends and
  distributions                                 (.41)        (.44)        (.46)        (.46)        (.45)
Net asset value, end of period                $10.77       $10.67       $10.89       $10.62       $10.15

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.91%        1.95%        7.06%        9.39%        5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $47,605      $58,034      $53,097      $29,436      $14,943
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.71%        1.71%        1.71%        1.71%        1.69%
  Expenses, before waivers/
    reimbursements                              1.91%        1.92%        1.92%        2.16%        2.34%
  Net investment income,
    net of waivers/
    reimbursements                              3.81%        3.69%        3.88%        4.34%        4.59%
Portfolio turnover rate                           18%          46%          18%         115%         287%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 135


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                 Michigan Portfolio
                                            ---------------------------------------------------------------
                                                                       Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.67       $10.89       $10.62       $10.14       $10.05

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .41          .40          .41          .45          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .10         (.18)         .32          .49          .08
Net increase in net asset value
  from operations                                .51          .22          .73          .94          .54

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.41)        (.44)        (.41)        (.45)        (.45)
Distributions in excess of
  net investment income                           -0-          -0-        (.05)        (.01)          -0-
Total dividends and
  distributions                                 (.41)        (.44)        (.46)        (.46)        (.45)
Net asset value, end of period                $10.77       $10.67       $10.89       $10.62       $10.14

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.91%        1.95%        7.06%        9.50%        5.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $43,382      $54,996      $57,818      $24,142      $12,061
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.71%        1.71%        1.71%        1.71%        1.69%
  Expenses, before waivers/
    reimbursements                              1.90%        1.90%        1.93%        2.16%        2.34%
  Net investment income,
    net of waivers/
    reimbursements                              3.82%        3.69%        3.86%        4.35%        4.60%
Portfolio turnover rate                           18%          46%          18%         115%         287%



See footnote summary on page 152.


_______________________________________________________________________________

136 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                 Minnesota Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.15       $10.31       $10.09        $9.72        $9.67

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .44          .45          .48          .52          .53
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.01)        (.15)         .25          .38          .03
Net increase in net asset
  value from operations                          .43          .30          .73          .90          .56

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.44)        (.46)        (.48)        (.52)        (.51)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-
Total dividends and
  distributions                                 (.44)        (.46)        (.51)        (.53)        (.51)
Net asset value, end of period                $10.14       $10.15       $10.31       $10.09        $9.72

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.41%        3.05%        7.46%        9.44%        6.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $64,847      $67,521      $65,850      $30,501      $20,212
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .90%         .90%         .90%         .90%         .81%
  Expenses, before waivers/
    reimbursements                              1.27%        1.19%        1.29%        1.49%        1.66%
  Net investment income,
    net of waivers/
    reimbursements                              4.36%        4.42%        4.75%        5.23%        5.57%
Portfolio turnover rate                           19%          32%          29%          61%         307%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 137


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Minnesota Portfolio
                                            ---------------------------------------------------------------
                                                                      Class B
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.15       $10.31       $10.08        $9.72        $9.67

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .37          .38          .40          .45          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.01)        (.15)         .27          .37          .03
Net increase in net asset
  value from operations                          .36          .23          .67          .82          .49

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.37)        (.39)        (.40)        (.45)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-        (.04)        (.01)          -0-
Total dividends and
  distributions                                 (.37)        (.39)        (.44)        (.46)        (.44)
Net asset value, end of period                $10.14       $10.15       $10.31       $10.08        $9.72

TOTAL RETURN
Total investment return based
  on net asset value(d)                         3.68%        2.34%        6.84%        8.61%        5.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $16,976      $24,366      $24,340      $17,304      $12,064
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.60%        1.60%        1.60%        1.60%        1.51%
  Expenses, before waivers/
    reimbursements                              1.99%        1.90%        1.99%        2.19%        2.37%
  Net investment income,
    net of waivers/
    reimbursements                              3.65%        3.72%        4.04%        4.52%        4.81%
Portfolio turnover rate                           19%          32%          29%          61%         307%



See footnote summary on page 152.


_______________________________________________________________________________

138 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                 Minnesota Portfolio
                                            ---------------------------------------------------------------
                                                                       Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.16       $10.32       $10.10        $9.72        $9.67

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .37          .38          .40          .45          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                  (.01)        (.15)         .26          .39          .03
Net increase in net asset
  value from operations                          .36          .23          .66          .84          .49

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.37)        (.39)        (.40)        (.45)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-        (.04)        (.01)          -0-
Total dividends and
  distributions                                 (.37)        (.39)        (.44)        (.46)        (.44)
Net asset value, end of period                $10.15       $10.16       $10.32       $10.10        $9.72

TOTAL RETURN
Total investment return based
  on net asset value(d)                         3.68%        2.34%        6.72%        8.82%        5.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $16,402      $19,248      $20,401      $11,434       $7,524
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.60%        1.60%        1.60%        1.60%        1.50%
  Expenses, before waivers/
    reimbursements                              1.98%        1.89%        1.99%        2.19%        2.36%
  Net investment income,
    net of waivers/
    reimbursements                              3.65%        3.70%        4.01%        4.51%        4.84%
Portfolio turnover rate                           19%          32%          29%          61%         307%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 139


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                New Jersey Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.80       $10.03       $10.11        $9.92        $9.93

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .45          .45          .48          .52          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .04         (.22)        (.05)         .20         (.02)
Net increase in net asset
  value from operations                          .49          .23          .43          .72          .50

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.45)        (.46)        (.48)        (.52)        (.51)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-
Total dividends and
  distributions                                 (.45)        (.46)        (.51)        (.53)        (.51)
Net asset value, end of period                 $9.84        $9.80       $10.03       $10.11        $9.92

TOTAL RETURN
Total investment return based
  on net asset value(d)                         5.05%        2.39%        4.42%        7.33%        5.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $76,164      $81,632      $94,865      $80,489      $49,667
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .87%         .87%         .87%         .87%         .85%
  Expenses, before waivers/
    reimbursements                              1.16%        1.13%        1.11%        1.13%        1.23%
  Net investment income,
    net of waivers/
    reimbursements                              4.60%        4.53%        4.80%        5.04%        5.36%
Portfolio turnover rate                           15%          45%          49%         111%         224%



See footnote summary on page 152.


_______________________________________________________________________________

140 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                New Jersey Portfolio
                                            ---------------------------------------------------------------
                                                                       Class B
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.80       $10.04       $10.11        $9.92        $9.93

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .38          .38          .41          .44          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .04         (.23)        (.04)         .20         (.02)
Net increase in net asset
  value from operations                          .42          .15          .37          .64          .43

LESS: DIVIDENDS AND
DISTRIBUTIONS
  Dividends from net
  investment income                             (.38)        (.39)        (.41)        (.44)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-
Total dividends and
  distributions                                 (.38)        (.39)        (.44)        (.45)        (.44)
Net asset value, end of period                 $9.84        $9.80       $10.04       $10.11        $9.92

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.41%        1.56%        3.79%        6.56%        4.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $83,835     $110,294     $127,025     $103,889      $62,149
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.57%        1.57%        1.57%        1.57%        1.55%
  Expenses, before waivers/
    reimbursements                              1.87%        1.84%        1.82%        1.84%        1.94%
  Net investment income,
    net of waivers/
    reimbursements                              3.89%        3.83%        4.10%        4.33%        4.63%
Portfolio turnover rate                           15%          45%          49%         111%         224%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 141


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                New Jersey Portfolio
                                            ---------------------------------------------------------------
                                                                       Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                          $9.81       $10.04       $10.11        $9.93        $9.93

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .38          .38          .41          .44          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .03         (.22)        (.04)         .19         (.01)
Net increase in net asset
  value from operations                          .41          .16          .37          .63          .44

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.38)        (.39)        (.41)        (.44)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)        (.01)          -0-
Total dividends and
  distributions                                 (.38)        (.39)        (.44)        (.45)        (.44)
Net asset value, end of period                 $9.84        $9.81       $10.04       $10.11        $9.93

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.30%        1.66%        3.78%        6.45%        4.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $37,926      $45,633      $56,295      $46,025      $31,115
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.57%        1.57%        1.57%        1.57%        1.54%
  Expenses, before waivers/
    reimbursements                              1.86%        1.83%        1.81%        1.83%        1.93%
  Net investment income,
    net of waivers/
    reimbursements                              3.89%        3.83%        4.10%        4.34%        4.64%
Portfolio turnover rate                           15%          45%          49%         111%         224%



See footnote summary on page 152.


_______________________________________________________________________________

142 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                   Ohio Portfolio
                                            ---------------------------------------------------------------
                                                                       Class A
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.05       $10.02       $10.01        $9.77        $9.86

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .44          .46          .50          .54          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05          .05          .04          .23         (.12)
Net increase in net asset
  value from operations                          .49          .51          .54          .77          .42

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.44)        (.48)        (.51)        (.53)        (.51)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)          -0-          -0-
Total dividends and
  distributions                                 (.44)        (.48)        (.53)        (.53)        (.51)
Net asset value, end of period                $10.10       $10.05       $10.02       $10.01        $9.77

TOTAL RETURN
Total investment return based
  on net asset value(d)                         5.02%        5.20%        5.57%        8.04%        4.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $78,184      $75,102      $70,223      $46,855      $32,490
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .85%         .85%         .85%         .85%         .76%
  Expenses, before waivers/
    reimbursements                              1.14%        1.15%        1.15%        1.20%        1.29%
  Net investment income,
    net of waivers/
    reimbursements                              4.38%        4.59%        4.99%        5.42%        5.57%
Portfolio turnover rate                           33%          23%          34%          32%         307%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 143


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                   Ohio Portfolio
                                            ---------------------------------------------------------------
                                                                       Class B
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.04       $10.02       $10.01        $9.77        $9.86

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .37          .39          .43          .47          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .05          .04          .05          .24         (.11)
Net increase in net asset
  value from operations                          .42          .43          .48          .71          .35

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.37)        (.41)        (.44)        (.47)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)          -0-          -0-
Total dividends and
  distributions                                 (.37)        (.41)        (.47)        (.47)        (.44)
Net asset value, end of period                $10.09       $10.04       $10.02       $10.01        $9.77

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.30%        4.37%        4.87%        7.33%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $70,121      $83,422      $73,159      $54,575      $40,812
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.55%        1.55%        1.55%        1.55%        1.47%
  Expenses, before waivers/
    reimbursements                              1.85%        1.86%        1.85%        1.91%        2.00%
  Net investment income,
    net of waivers/
    reimbursements                              3.69%        3.88%        4.29%        4.72%        4.84%
Portfolio turnover rate                           33%          23%          34%          32%         307%



See footnote summary on page 152.


_______________________________________________________________________________

144 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                    Ohio Portfolio
                                            ---------------------------------------------------------------
                                                                        Class C
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.05       $10.02       $10.02        $9.77        $9.86

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .37          .39          .43          .47          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .04          .05          .04          .25         (.12)
Net increase in net asset
  value from operations                          .41          .44          .47          .72          .35

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.37)        (.41)        (.44)        (.47)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-        (.03)          -0-          -0-
Total dividends and
  distributions                                 (.37)        (.41)        (.47)        (.47)        (.44)
Net asset value, end of period                $10.09       $10.05       $10.02       $10.02        $9.77

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.19%        4.47%        4.77%        7.43%        3.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $48,233      $54,062      $53,883      $36,500      $22,909
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.55%        1.55%        1.55%        1.55%        1.46%
  Expenses, before waivers/
    reimbursements                              1.85%        1.85%        1.85%        1.90%        1.99%
  Net investment income,
    net of waivers/
    reimbursements                              3.69%        3.89%        4.29%        4.71%        4.85%
Portfolio turnover rate                           33%          23%          34%          32%         307%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 145


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Pennsylvania Portfolio
                                            ---------------------------------------------------------------
                                                                        Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.44       $10.58       $10.42        $9.88        $9.89

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .48          .50          .51          .52          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .04         (.14)         .18          .55         (.01)
Net increase in net asset
  value from operations                          .52          .36          .69         1.07          .51

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.48)        (.50)        (.51)        (.52)        (.52)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.01)          -0-
Total dividends and
  distributions                                 (.48)        (.50)        (.53)        (.53)        (.52)
Net asset value, end of period                $10.48       $10.44       $10.58       $10.42        $9.88

TOTAL RETURN
Total investment return based
  on net asset value(d)                         5.06%        3.57%        6.88%       11.11%        5.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $74,132      $84,053      $99,426      $96,834      $68,288
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .95%         .95%         .95%         .95%         .95%
  Expenses, before waivers/
    reimbursements                              1.17%        1.16%        1.13%        1.16%        1.23%
  Net investment income,
    net of waivers/
    reimbursements                              4.55%        4.91%        4.98%        5.15%        5.40%
Portfolio turnover rate                           19%          17%          38%         112%         356%



See footnote summary on page 152.


_______________________________________________________________________________

146 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                 Pennsylvania Portfolio
                                            ---------------------------------------------------------------
                                                                        Class B
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.44       $10.58       $10.41        $9.88        $9.89

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .40          .44          .45          .45          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .04         (.15)         .18          .54         (.02)
Net increase in net asset
  value from operations                          .44          .29          .63          .99          .43

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.40)        (.43)        (.45)        (.45)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)        (.01)          -0-
Total dividends and
  distributions                                 (.40)        (.43)        (.46)        (.46)        (.44)
Net asset value, end of period                $10.48       $10.44       $10.58       $10.41        $9.88

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.32%        2.84%        6.26%       10.25%        4.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $55,552      $68,409      $74,390      $62,038      $44,713
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.65%        1.65%        1.65%        1.65%        1.66%
  Expenses, before waivers/
    reimbursements                              1.88%        1.87%        1.84%        1.86%        1.94%
  Net investment income,
    net of waivers/
    reimbursements                              3.85%        4.21%        4.35%        4.36%        4.69%
Portfolio turnover rate                           19%          17%          38%         112%         356%


See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 147


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Pennsylvania Portfolio
                                            ---------------------------------------------------------------
                                                                         Class C
                                            ---------------------------------------------------------------
                                                                 Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.44       $10.58       $10.41        $9.88        $9.89

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .40          .44          .45          .45          .46
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .04         (.15)         .18          .54         (.03)
Net increase in net asset
  value from operations                          .44          .29          .63          .99          .43

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.40)        (.43)        (.45)        (.45)        (.44)
Distributions in excess of
  net investment income                           -0-          -0-        (.01)        (.01)          -0-
Total dividends and
  distributions                                 (.40)        (.43)        (.46)        (.46)        (.44)
Net asset value, end of period                $10.48       $10.44       $10.58       $10.41        $9.88

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.32%        2.84%        6.26%       10.25%        4.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $36,168      $42,917      $46,296      $33,334      $23,306
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.65%        1.65%        1.65%        1.65%        1.65%
  Expenses, before waivers/
    reimbursements                              1.87%        1.87%        1.83%        1.86%        1.93%
  Net investment income,
    net of waivers/
    reimbursements                              3.85%        4.20%        4.30%        4.42%        4.71%
Portfolio turnover rate                           19%          17%          38%         112%         356%



See footnote summary on page 152.


_______________________________________________________________________________

148 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                  Virginia Portfolio
                                            ---------------------------------------------------------------
                                                                        Class A
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.75       $10.77       $10.54       $10.35       $10.32

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .52          .52          .52          .54          .56
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .01         (.03)         .25          .20          .02
Net increase in net asset
  value from operations                          .53          .49          .77          .74          .58

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.51)        (.51)        (.52)        (.54)        (.55)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.01)          -0-
Total dividends and
  distributions                                 (.51)        (.51)        (.54)        (.55)        (.55)
Net asset value, end of period                $10.77       $10.75       $10.77       $10.54       $10.35

TOTAL RETURN
Total investment return based
  on net asset value(d)                         5.04%        4.66%        7.58%        7.32%        5.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $64,089      $71,572      $76,797      $53,306      $37,784
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                               .72%         .72%         .72%         .72%         .67%
  Expenses, before waivers/
    reimbursements                              1.17%        1.15%        1.15%        1.21%        1.26%
  Net investment income,
    net of waivers/
    reimbursements                              4.82%        4.87%        4.95%        5.18%        5.52%
Portfolio turnover rate                           10%          25%          16%         134%         289%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 149


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Virginia Portfolio
                                            ---------------------------------------------------------------
                                                                        Class B
                                            ---------------------------------------------------------------
                                                                Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.73       $10.75       $10.53       $10.34       $10.31

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .44          .45          .45          .47          .49
Net realized and unrealized
  gain (loss) on investment
  transactions                                   .01         (.04)         .24          .20          .02
Net increase in net asset
  value from operations                          .45          .41          .69          .67          .51

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.43)        (.43)        (.45)        (.47)        (.48)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.01)          -0-
Total dividends and
  distributions                                 (.43)        (.43)        (.47)        (.48)        (.48)
Net asset value, end of period                $10.75       $10.73       $10.75       $10.53       $10.34

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.32%        3.94%        6.78%        6.62%        5.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $65,978      $82,541      $85,842      $69,534      $49,216
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.42%        1.42%        1.42%        1.42%        1.37%
  Expenses, before waivers/
    reimbursements                              1.88%        1.85%        1.86%        1.92%        1.97%
  Net investment income,
    net of waivers/
    reimbursements                              4.13%        4.18%        4.27%        4.49%        4.83%
Portfolio turnover rate                           10%          25%          16%         134%         289%



See footnote summary on page 152.


_______________________________________________________________________________

150 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                 Virginia Portfolio
                                            ---------------------------------------------------------------
                                                                       Class C
                                            ---------------------------------------------------------------
                                                               Year Ended September 30,
                                            ---------------------------------------------------------------
                                                2004(a)      2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                         $10.73       $10.75       $10.52       $10.33       $10.31

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income(b)(c)                      .44          .45          .45          .47          .49
Net realized and unrealized
  gain (loss) on investment
  transactions                                    -0-        (.04)         .25          .20          .01
Net increase in net asset
  value from operations                          .44          .41          .70          .67          .50

LESS: DIVIDENDS AND
  DISTRIBUTIONS
Dividends from net
  investment income                             (.43)        (.43)        (.45)        (.47)        (.48)
Distributions in excess of
  net investment income                           -0-          -0-        (.02)        (.01)          -0-
Total dividends and
  distributions                                 (.43)        (.43)        (.47)        (.48)        (.48)
Net asset value, end of period                $10.74       $10.73       $10.75       $10.52       $10.33

TOTAL RETURN
Total investment return based
  on net asset value(d)                         4.23%        3.94%        6.88%        6.62%        5.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $28,654      $33,486      $34,396      $24,116      $16,848
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.42%        1.42%        1.42%        1.42%        1.37%
  Expenses, before waivers/
    reimbursements                              1.87%        1.85%        1.86%        1.92%        1.96%
  Net investment income,
    net of waivers/
    reimbursements                              4.13%        4.17%        4.26%        4.48%        4.83%
Portfolio turnover rate                           10%          25%          16%         134%         289%



See footnote summary on page 152.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 151


                                                           Financial Highlights
-------------------------------------------------------------------------------

 (a) As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. For the year ended September 30, 2004, the effect of this change to the net investment income and the net realized and unrealized gain (loss) on investment transactions was less than $0.01 per share. The effect on the ratio of net investment income to average net assets was as follows:


                           Class A       Class B         Class C
      -------------------------------------------------------------
      Arizona                .01%          .00%            .00%
      Florida               (.02)%        (.02)%          (.02)%
      Massachusetts         (.01)%         .00%           (.01)%
      Michigan               .01%          .01%            .02%
      Minnesota              .00%          .00%            .00%
      New Jersey             .01%          .01%            .01%
      Ohio                  (.04)%        (.03)%          (.04)%
      Pennsylvania           .00%          .01%            .00%
      Virginia              (.02)%        (.01)%          (.02)%


(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


_______________________________________________________________________________

152 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                        Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees
Alliance Municipal Income Fund II

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II (the "Fund") (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania, and Virginia Portfolios) as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (U.S.). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
November 22, 2004


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 153


                                                              Board of Trustees
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Donald J. Robinson(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Robert B. Davidson III, Senior Vice President
David M. Dowden(2), Vice President
Terrance T. Hults(2), Vice President
William E. Oliver, Vice President
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller
Mark R. Manley, Secretary


Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free (800) 227-5672


(1)  Member of the Audit Committee and the Governance and Nominating Committee.

(2) Messrs. Dowden and Hults are tbe persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

154 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Management of the Fund
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND


Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.



                                                                                PORTFOLIOS
                                                                                  IN FUND           OTHER
   NAME, ADDRESS                           PRINCIPAL                              COMPLEX       DIRECTORSHIPS
   DATE OF BIRTH                         OCCUPATION(S)                          OVERSEEN BY        HELD BY
   (YEAR ELECTED*)                     DURING PAST 5 YEARS                        TRUSTEE          TRUSTEE
---------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #           Investment Adviser and                           113             None
2 Sound View Drive                 Independent Consultant. He was
Suite 100                          formerly Senior Manager of Barrett
Greenwich, CT 06830                Associates, Inc., a registered
Chairman of the Board              investment adviser, with which
9-7-1932                           he had been associated since
1998                               prior to 1999. Formerly Deputy
                                   Comptroller and Chief Investment
                                   Officer of the State of New
                                   York and, prior thereto, Chief
                                   Investment Officer of the New
                                   York Bank for Savings.

Ruth Block, #                      Formerly an Executive Vice                        94             None
500 SE Mizner Blvd.                President and Chief Insurance
Boca Raton, FL 33432               Officer of The Equitable Life
11-7-1930                          Assurance Society of the United
1993                               States; Chairman and Chief
                                   Executive Officer of Evlico; Director
                                   of Avon, BP (oil and gas), Ecolab
                                   Incorporated (specialty chemicals),
                                   Tandem Financial Group and
                                   Donaldson, Lufkin & Jenrette
                                   Securities Corporation; and former
                                   Governor at Large, National
                                   Association of Securities Dealers,
                                   Inc.

David H. Dievler, #                Independent Consultant. Until                     98             None
P.O. Box 167                       December 1994, Senior Vice
Spring Lake, NJ 07762              President of Alliance Capital
10-23-1929                         Management Corporation
1993                               ("ACMC") responsible for mutual
                                   fund administration. Prior to joining
                                   ACMC in 1984, he was Chief
                                   Financial Officer of Eberstadt Asset
                                   Management since 1968. Prior to
                                   that, he was a Senior Manager at
                                   Price Waterhouse & Co. Member
                                   of the American Institute of
                                   Certified Public Accountants
                                   since 1953.



_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 155


                                                         Management of the Fund
-------------------------------------------------------------------------------


                                                                                PORTFOLIOS
                                                                                  IN FUND           OTHER
   NAME, ADDRESS                           PRINCIPAL                              COMPLEX       DIRECTORSHIPS
   DATE OF BIRTH                         OCCUPATION(S)                          OVERSEEN BY        HELD BY
   (YEAR ELECTED*)                     DURING PAST 5 YEARS                        TRUSTEE          TRUSTEE
---------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

John H. Dobkin, #+                 Consultant. He was formerly                       96             None
P.O. Box 12                        President of Save Venice, Inc.
Annandale, NY 12504                (preservation organization) from
2-19-1942                          2001-2002, Senior Advisor from
1998                               June 1999-June 2000 and
                                   President of Historic Hudson
                                   Valley (historic preservation)
                                   from December 1989-May 1999.
                                   Previously, Director of the National
                                   Academy of Design and during
                                   1988-1992, he was Director and
                                   Chairman of the Audit Committee
                                   of ACMC.

Donald J. Robinson, #+             Senior Counsel to the law firm of                 95             None
98 Hell's Peak Road                Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                   since prior to 1999. Formerly a
8-24-1934                          senior partner and a member of
1996                               the Executive Committee of that
                                   firm. He was formerly a member
                                   and Chairman of the Municipal
                                   Securities Rulemaking Board and
                                   a Trustee of the Museum of the
                                   City of New York.

INTERESTED DIRECTOR

Marc O. Mayer++                    Executive Vice President of ACMC                  66             None
1345 Avenue of the                 since 2001; prior thereto, Chief
Americas,                          Executive Officer of Sanford C.
New York, NY 10105                 Bernstein & Co., LLC and its
10-2-1957                          predecessor since prior to 1999.
2003


*  There is no stated term of office for the Fund's Trustees.

** Ms. Block was an "interested person", as defined in the 1940 Act, until October 21, 2004 by reason of her ownership of 116 American Depositary Shares of AXA having a value of approximately $2,396. AXA is a controlling person of ACMC. Ms. Block received shares of The Equitable Companies Incorporated as part of the demutualization of The Equitable Life Assurance Society of the United States, which were subsequently converted through a corporate action into 116 American Depositary Shares of AXA.

#  Member of the Audit Committee and the Governance and Nominating Committee.

++ Mr. Mayer is an "interested trustee", as defined in the 1940 Act, due to his position as an Executive Vice President of ACMC, the investment adviser.


_______________________________________________________________________________

156 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Management of the Fund
-------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.



   NAME, ADDRESS*                        POSITION(S)                       PRINCIPAL OCCUPATION
 AND DATE OF BIRTH                     HELD WITH FUND                      DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Marc O. Mayer                       President and                   See biography above.
10-2-1957                           Chief Executive Officer

Philip L. Kirstein                  Senior Vice President           Senior Vice President, Independent
5-29-1945                           and Independent                 Compliance Officer-Mutual Funds of
                                    Compliance Officer**            ACMC** with which he has been
                                                                    associated since October 2004. Prior
                                                                    thereto, he was of Counsel to
                                                                    Kirkpatrick & Lockhart, LLP from 2003
                                                                    to October 2004, and General Counsel
                                                                    and First Vice President of Merrill Lynch
                                                                    Investment Managers, LLP since prior
                                                                    to 1999.

(Guy) Robert B.                     Senior Vice President           Senior Vice President of ACMC,** with
Davidson III                                                        which he has been associated since
4-8-1961                                                            prior to 1999.

David M. Dowden                     Vice President                  Senior Vice President of ACMC,** with
11-21-1965                                                          which he has been associated since
                                                                    prior to 1999.

Terrance T. Hults                   Vice President                  Senior Vice President of ACMC,** with
5-17-1966                                                           which he has been associated since
                                                                    prior to 1999.

William E. Oliver                   Vice President                  Senior Vice President of ACMC.** with
9-21-1949                                                           which he has been associated since
                                                                    prior to 1999.

Mark D. Gersten                     Treasurer and Chief             Senior Vice President of Alliance
10-4-1950                           Financial Officer               Global Investor Services, Inc.
                                                                    ("AGIS"),** and Vice President of
                                                                    AllianceBernstein Investment Research
                                                                    and Management, Inc. ("ABIRM")**
                                                                    with which he has been associated
                                                                    since prior to 1999.

Thomas R. Manley                    Controller                      Vice President of AGIS**, with which
8-3-1951                                                            he has been associated since prior
                                                                    to 1999.

Mark R. Manley                      Secretary                       Senior Vice President, Deputy General
10-23-1962                                                          Counsel and Chief Compliance Officer
                                                                    of ACMC**, with which he has been
                                                                    associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM, and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 157


                                              Alliancebernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund*
Mid-Cap Growth Fund
Premier Growth Fund*
Small Cap Growth Fund
Technology Fund*

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund*
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest or send money.

* Effective December 15, 2004, these Funds will be renamed as follows: Health Care Fund to Global Health Care Fund; Premier Growth Fund to Large Cap Growth Fund; Technology Fund to Global Technology Fund; and Disciplined Value Fund to Focused Growth & Income Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

158 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


NOTES


_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 159


NOTES


_______________________________________________________________________________

160 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


AllianceBernstein [LOGO](SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


MUNIIIAR0904



ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors William H. Foulk, Jr. and David H. Dievler qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent auditor, Ernst & Young LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include multi-class distribution testing, advice and education on accounting and auditing issues, and consent letters; and (iii) tax compliance, tax advice and tax return preparation.



                                    Audit   Audit-Related    Tax
                                    Fees        Fees         Fees
                                   -------  -------------  -------
Arizona Portfolio         2003     $19,500     $2,916      $11,222
                          2004     $21,500     $2,153      $14,175
Florida Portfolio         2003     $19,500     $2,917      $12,215
                          2004     $21,500     $2,153      $14,175
Massachusetts Portfolio   2003     $19,500     $2,908       $9,988
                          2004     $21,500     $2,153      $14,175
Michigan Portfolio        2003     $19,500     $2,914       $9,846
                          2004     $21,500     $2,153      $14,175
Minnesota Portfolio       2003     $19,500     $2,908       $8,205
                          2004     $21,500     $2,153      $14,175
New Jersey Portfolio      2003     $19,500     $2,896      $11,966
                          2004     $21,500     $2,153      $14,175
Ohio Portfolio            2003     $19,500     $2,914      $10,573
                          2004     $21,500     $2,153      $14,175
Pennsylvania Portfolio    2003     $19,500     $2,914      $10,762
                          2004     $21,500     $2,153      $14,175
Virginia Portfolio        2003     $19,500     $2,914      $10,377
                          2004     $21,500     $2,153      $14,175





(d)  Not applicable.


(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f)  Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Service Affiliates"), which include conducting an annual internal control report pursuant to Statement on Accounting Standards No. 70:



                                                               Total Amount of
                                                              Foregoing Column
                                         All Fees for       Pre-approved by the
                                     Non-Audit Services       Audit Committee
                                       Provided to the     (Portion Comprised of
                                   Portfolio, the Adviser   Audit Related Fees)
                                          and Service        (Portion Comprised
                                          Affiliates            of Tax Fees)
-------------------------------------------------------------------------------
Arizona Portfolio            2003           $663,103                [$301,138]
                                                                    ($289,916)
                                                                     ($11,222)
                             2004         $1,218,060                [$266,328]
                                                                    ($252,153)
                                                                     ($14,175)
Florida Portfolio            2003           $664,097                [$302,132]
                                                                    ($289,917)
                                                                     ($12,215)
                             2004         $1,218,060                [$266,328]
                                                                    ($252,153)
                                                                     ($14,175)
Massachusetts Portfolio      2003           $661,861                [$299,896]
                                                                    ($289,908)
                                                                      ($9,988)
                             2004         $1,218,060                [$266,328]
                                                                    ($252,153)
                                                                     ($14,175)
Michigan Portfolio           2003           $661,725                [$299,760]
                                                                    ($289,914)
                                                                      ($9,846)
                             2004         $1,218,060                [$266,328]
                                                                    ($252,153)
                                                                     ($14,175)
Minnesota Portfolio          2003           $660,075                [$298,113]
                                                                    ($289,908)
                                                                      ($8,205)
                             2004         $1,218,060                [$266,328]
                                                                    ($252,153)
                                                                     ($14,175)
New Jersey Portfolio         2003           $663,827                [$301,862]
                                                                    ($289,896)
                                                                     ($11,966)
                             2004         $1,218,060                [$266,328]
                                                                    ($252,153)
                                                                     ($14,175)
Ohio Portfolio               2003           $662,452                [$263,487]
                                                                    ($252,914)
                                                                     ($10,573)
                             2004         $1,218,060                [$266,328]
                                                                    ($252,153)
                                                                     ($14,175)
Pennsylvania Portfolio       2003           $662,641                [$300,676]
                                                                    ($289,914)
                                                                     ($10,762)
                             2004         $1,218,060                [$266,328]
                                                                    ($252,153)
                                                                     ($14,175)
Virginia Portfolio           2003           $662,256                [$300,291]
                                                                    ($289,914)
                                                                     ($10,377)
                             2004         $1,218,060                [$266,328]
                                                                    ($252,153)
                                                                     ($14,175)



(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:


EXHIBIT NO.       DESCRIPTION OF EXHIBIT
-----------       -----------------------
11 (a) (1)        Code of ethics that is subject to the disclosure of Item 2 hereof

11 (b) (1)        Certification of Principal Executive Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

11 (b) (2)        Certification of Principal Financial Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II

By:   /s/ Marc O. Mayer
      ------------------
      Marc O. Mayer
      President

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Marc O. Mayer
      ------------------
      Marc O. Mayer
      President

Date: November 29, 2004

By:   /s/ Mark D. Gersten
      --------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: November 29, 2004